UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867

 OPPENHEIMER MULTI-STATE MUNICIPAL TRUST, CONSISTING OF: OPPENHEIMER NEW JERSEY
    MUNICIPAL FUND, OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND, AND OPPENHEIMER
                         ROCHESTER NATIONAL MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                16.1%
--------------------------------------------------------------------------------
Higher Education                                                            8.0
--------------------------------------------------------------------------------
Education                                                                   7.7
--------------------------------------------------------------------------------
Hospital/Health Care                                                        7.3
--------------------------------------------------------------------------------
Adult Living Facilities                                                     6.6
--------------------------------------------------------------------------------
General Obligation                                                          6.4
--------------------------------------------------------------------------------
Airlines                                                                    5.7
--------------------------------------------------------------------------------
Municipal Leases                                                            5.1
--------------------------------------------------------------------------------
Special Tax                                                                 5.0
--------------------------------------------------------------------------------
Sales Tax Revenue                                                           4.9

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

    AAA                 19.9%
    AA                  15.1
    A                    6.9
    BBB                 41.9
    BB                   3.3
    B                    3.4
    CCC                  2.5
    Not Rated            7.0

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                   13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER NEW JERSEY MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   14 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   15 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING       ENDING          EXPENSES
                              ACCOUNT         ACCOUNT         PAID DURING
                              VALUE           VALUE           6 MONTHS ENDED
                              (8/1/05)        (1/31/06)       JANUARY 31, 2006
--------------------------------------------------------------------------------
Class A Actual                $1,000.00       $1,013.30       $3.91
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00        1,021.32        3.93
--------------------------------------------------------------------------------
Class B Actual                 1,000.00        1,008.40        7.88
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00        1,017.39        7.91
--------------------------------------------------------------------------------
Class C Actual                 1,000.00        1,009.40        7.78
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00        1,017.49        7.81

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2006 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Class A                   0.77%
-----------------------------------
Class B                   1.55
-----------------------------------
Class C                   1.53

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                   16 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                   VALUE
     AMOUNT                                                                  COUPON        MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.9%
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY--78.6%
$   272,000   Audubon Devel. Corp. (Audubon Park)                             7.750%     08/01/2024    $    280,587
-------------------------------------------------------------------------------------------------------------------
     10,000   Bergen County HDC                                               6.750      10/01/2018          10,234
-------------------------------------------------------------------------------------------------------------------
  2,055,000   Camden County Improvement Authority
              (Cooper Health System) 1                                        6.000      02/15/2027       2,150,578
-------------------------------------------------------------------------------------------------------------------
     25,000   Camden County Municipal Utilities Authority                     5.125      07/15/2017          25,573
-------------------------------------------------------------------------------------------------------------------
     95,000   Camden County PCFA
              (Camden County Energy Recovery Associates)                      7.500      12/01/2009          96,136
-------------------------------------------------------------------------------------------------------------------
    100,000   Camden County PCFA
              (Camden County Energy Recovery Associates)                      7.500      12/01/2010         101,196
-------------------------------------------------------------------------------------------------------------------
     15,000   Collingswood GO                                                 5.875      07/15/2018          15,123
-------------------------------------------------------------------------------------------------------------------
    100,000   Delaware River Port Authority PA/NJ                             5.400      01/01/2011         102,175
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Delaware River Port Authority PA/NJ                             5.400      01/01/2016       1,021,770
-------------------------------------------------------------------------------------------------------------------
  7,085,000   Delaware River Port Authority PA/NJ                             5.500      01/01/2026       7,238,603
-------------------------------------------------------------------------------------------------------------------
    300,000   Essex County Improvement Authority                              5.125      10/01/2022         320,079
-------------------------------------------------------------------------------------------------------------------
     40,000   Essex County Improvement Authority
              (County Jail & Youth House)                                     5.350      12/01/2024          41,372
-------------------------------------------------------------------------------------------------------------------
  2,000,000   Garden State Preservation Trust
              (Open Space & Farmland Preservation) 1                          5.800      11/01/2023       2,308,600
-------------------------------------------------------------------------------------------------------------------
     20,000   Gloucester County Improvement Authority
              (Governmental Leasing Program)                                  5.900      04/01/2007          20,043
-------------------------------------------------------------------------------------------------------------------
      5,000   Gloucester County Utilities Authority                           5.125      01/01/2013           5,008
-------------------------------------------------------------------------------------------------------------------
     25,000   Haledon School District                                         5.625      02/01/2009          25,049
-------------------------------------------------------------------------------------------------------------------
    625,000   Higher Education Student Assistance Authority
              (Student Loan)                                                  6.000      06/01/2015         630,606
-------------------------------------------------------------------------------------------------------------------
  3,755,000   Hudson County Improvement Authority (Koppers Site) 1            6.125      01/01/2029       3,762,773
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Hudson County Solid Waste Improvement Authority 1               6.000      01/01/2029         991,210
-------------------------------------------------------------------------------------------------------------------
     20,000   Hunterdon County Educational
              Services Commission COP 2                                       7.000      02/01/2015          20,427
-------------------------------------------------------------------------------------------------------------------
     75,000   Mercer County Improvement Authority                             5.000      11/15/2016          77,491
-------------------------------------------------------------------------------------------------------------------
  6,290,000   Mercer County Improvement Authority                             5.000      08/01/2040       6,498,514
-------------------------------------------------------------------------------------------------------------------
     45,000   Mercer County Improvement Authority (Solid Waste)               5.750      09/15/2016          47,526
-------------------------------------------------------------------------------------------------------------------
    875,000   Middlesex County Improvement Authority
              (Heldrich Center Hotel) 1                                       5.000      01/01/2015         892,946
-------------------------------------------------------------------------------------------------------------------
    500,000   Middlesex County Improvement Authority
              (Heldrich Center Hotel) 1                                       5.000      01/01/2020         504,815
-------------------------------------------------------------------------------------------------------------------
  1,535,000   Middlesex County Improvement Authority
              (Heldrich Center Hotel) 1                                       5.000      01/01/2032       1,518,437
-------------------------------------------------------------------------------------------------------------------
  1,100,000   Middlesex County Improvement Authority
              (Heldrich Center Hotel) 1                                       5.125      01/01/2037       1,103,069
-------------------------------------------------------------------------------------------------------------------
    975,000   Middlesex County Improvement Authority
              (Skyline Tower Urban Renewal Associates) 1                      5.350      07/01/2034       1,019,265


                   17 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                   VALUE
     AMOUNT                                                                  COUPON        MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$ 2,500,000   Middlesex County Pollution Control Authority
              (Amerada Hess Corp.)                                            6.050%     09/15/2034    $  2,684,600
-------------------------------------------------------------------------------------------------------------------
     35,000   New Brunswick Hsg. & Urban Devel. Authority                     5.500      08/01/2011          35,066
-------------------------------------------------------------------------------------------------------------------
     65,000   New Brunswick Hsg. & Urban Devel. Authority                     5.750      07/01/2024          65,651
-------------------------------------------------------------------------------------------------------------------
    170,000   Newark Hsg. Finance Corp. (Spruce Park Apartments)             10.800      05/01/2025         179,819
-------------------------------------------------------------------------------------------------------------------
    570,000   NJ EDA (American Airlines)                                      7.100      11/01/2031         465,399
-------------------------------------------------------------------------------------------------------------------
    255,000   NJ EDA (Anheuser-Busch Companies) 1                             5.850      12/01/2030         260,534
-------------------------------------------------------------------------------------------------------------------
  2,065,000   NJ EDA (Applewood Estates)                                      5.000      10/01/2025       2,136,903
-------------------------------------------------------------------------------------------------------------------
  8,060,000   NJ EDA (Applewood Estates)                                      5.000      10/01/2035       8,245,622
-------------------------------------------------------------------------------------------------------------------
    100,000   NJ EDA (Cadbury at Cherry Hill)                                 5.500      07/01/2018         103,860
-------------------------------------------------------------------------------------------------------------------
     25,000   NJ EDA (Cadbury at Cherry Hill)                                 5.500      07/01/2028          25,623
-------------------------------------------------------------------------------------------------------------------
     25,000   NJ EDA (Cascade Corp.) 1                                        8.250      02/01/2026          25,000
-------------------------------------------------------------------------------------------------------------------
  3,000,000   NJ EDA (Cigarette Tax)                                          5.500      06/15/2031       3,104,520
-------------------------------------------------------------------------------------------------------------------
  1,500,000   NJ EDA (Cigarette Tax)                                          5.750      06/15/2029       1,583,970
-------------------------------------------------------------------------------------------------------------------
 10,000,000   NJ EDA (Cigarette Tax)                                          5.750      06/15/2034      10,517,800
-------------------------------------------------------------------------------------------------------------------
    425,000   NJ EDA (Continental Airlines)                                   5.500      04/01/2028         296,076
-------------------------------------------------------------------------------------------------------------------
  7,775,000   NJ EDA (Continental Airlines) 1                                 6.250      09/15/2019       7,345,587
-------------------------------------------------------------------------------------------------------------------
    360,000   NJ EDA (Continental Airlines)                                   6.250      09/15/2029         334,145
-------------------------------------------------------------------------------------------------------------------
  3,285,000   NJ EDA (Continental Airlines) 1                                 6.400      09/15/2023       3,131,492
-------------------------------------------------------------------------------------------------------------------
  2,525,000   NJ EDA (Continental Airlines) 1                                 6.625      09/15/2012       2,501,492
-------------------------------------------------------------------------------------------------------------------
    665,000   NJ EDA (Continental Airlines)                                   7.000      11/15/2030         658,729
-------------------------------------------------------------------------------------------------------------------
  3,500,000   NJ EDA (Continental Airlines)                                   9.000      06/01/2033       3,826,270
-------------------------------------------------------------------------------------------------------------------
    100,000   NJ EDA (Courthouse Convalescent Center)                         8.700      02/01/2014         100,062
-------------------------------------------------------------------------------------------------------------------
  3,100,000   NJ EDA (Cranes Mill) 1                                          5.100      06/01/2027       3,037,411
-------------------------------------------------------------------------------------------------------------------
     70,000   NJ EDA (Dept. of Human Services)                                5.000      07/01/2022          72,422
-------------------------------------------------------------------------------------------------------------------
    135,000   NJ EDA (Dept. of Human Services)                                6.250      07/01/2024         148,379
-------------------------------------------------------------------------------------------------------------------
    100,000   NJ EDA (Devereux Foundation)                                    5.450      05/01/2027         103,126
-------------------------------------------------------------------------------------------------------------------
     25,000   NJ EDA (Eastern Shore)                                          8.000      02/01/2011          25,003
-------------------------------------------------------------------------------------------------------------------
    465,000   NJ EDA (Elizabethtown Water Company)                            5.600      12/01/2025         474,784
-------------------------------------------------------------------------------------------------------------------
  4,000,000   NJ EDA (Empowerment Zone-Cumberland) 1                          7.750      08/01/2021       4,026,520
-------------------------------------------------------------------------------------------------------------------
    625,000   NJ EDA (Fairleigh Dickinson University), Series D               5.250      07/01/2032         639,025
-------------------------------------------------------------------------------------------------------------------
     20,000   NJ EDA (Fellowship Village)                                     5.500      01/01/2018          20,356
-------------------------------------------------------------------------------------------------------------------
    120,000   NJ EDA (General Motors Corp.)                                   5.350      04/01/2009         109,156
-------------------------------------------------------------------------------------------------------------------
    320,000   NJ EDA (Hackensack Water Company)                               5.800      03/01/2024         329,904
-------------------------------------------------------------------------------------------------------------------
    125,000   NJ EDA (Hackensack Water Company)                               5.900      03/01/2024         129,031
-------------------------------------------------------------------------------------------------------------------
  2,000,000   NJ EDA (Jersey Central Power & Light)                           7.100      07/01/2015       2,058,000
-------------------------------------------------------------------------------------------------------------------
  5,500,000   NJ EDA (JVG Properties) 1                                       5.375      03/01/2019       5,627,050
-------------------------------------------------------------------------------------------------------------------
  2,500,000   NJ EDA (Kapkowski Road Landfill)                                6.500      04/01/2031       2,914,450
-------------------------------------------------------------------------------------------------------------------
     10,000   NJ EDA (Kullman Associates)                                     6.125      06/01/2018           9,070
-------------------------------------------------------------------------------------------------------------------
    125,000   NJ EDA (Kullman Associates) 1                                   6.750      07/01/2019         117,044


                   18 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

  PRINCIPAL                                                                                                   VALUE
     AMOUNT                                                                  COUPON        MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$ 1,020,000   NJ EDA (Liberty Street Park) 1                                  5.000%     03/01/2020    $  1,087,810
-------------------------------------------------------------------------------------------------------------------
  2,545,000   NJ EDA (Liberty Street Park) 1                                  5.000      03/01/2021       2,706,251
-------------------------------------------------------------------------------------------------------------------
  3,435,000   NJ EDA (Liberty Street Park)                                    5.000      03/01/2027       3,599,640
-------------------------------------------------------------------------------------------------------------------
    710,000   NJ EDA (Lions Gate)                                             5.750      01/01/2025         724,846
-------------------------------------------------------------------------------------------------------------------
  1,330,000   NJ EDA (Lions Gate)                                             5.875      01/01/2037       1,361,694
-------------------------------------------------------------------------------------------------------------------
  1,000,000   NJ EDA (Marcus L. Ward Home)                                    5.750      11/01/2024       1,054,350
-------------------------------------------------------------------------------------------------------------------
  1,200,000   NJ EDA (Marcus L. Ward Home)                                    5.800      11/01/2031       1,249,224
-------------------------------------------------------------------------------------------------------------------
  1,000,000   NJ EDA (Masonic Charity Foundation of NJ)                       5.500      06/01/2031       1,063,160
-------------------------------------------------------------------------------------------------------------------
    750,000   NJ EDA (Masonic Charity Foundation of NJ)                       6.000      06/01/2025         829,103
-------------------------------------------------------------------------------------------------------------------
     80,000   NJ EDA (Middlesex Water Company)                                5.200      10/01/2022          80,099
-------------------------------------------------------------------------------------------------------------------
    130,000   NJ EDA (Middlesex Water Company)                                5.250      10/01/2023         130,095
-------------------------------------------------------------------------------------------------------------------
    215,000   NJ EDA (Middlesex Water Company)                                5.350      02/01/2038         221,710
-------------------------------------------------------------------------------------------------------------------
    150,000   NJ EDA (NJ American Water Company)                              5.250      07/01/2038         156,348
-------------------------------------------------------------------------------------------------------------------
     90,000   NJ EDA (NJ American Water Company)                              5.350      06/01/2023          90,134
-------------------------------------------------------------------------------------------------------------------
    240,000   NJ EDA (NJ American Water Company)                              5.350      06/01/2023         240,358
-------------------------------------------------------------------------------------------------------------------
    335,000   NJ EDA (NJ American Water Company)                              5.375      05/01/2032         349,408
-------------------------------------------------------------------------------------------------------------------
    160,000   NJ EDA (NJ American Water Company)                              5.500      06/01/2023         160,162
-------------------------------------------------------------------------------------------------------------------
    655,000   NJ EDA (NJ American Water Company)                              5.950      11/01/2029         671,834
-------------------------------------------------------------------------------------------------------------------
    290,000   NJ EDA (NJ American Water Company)                              6.000      05/01/2036         302,340
-------------------------------------------------------------------------------------------------------------------
  6,520,000   NJ EDA (NJ American Water Company) 2                            6.875      11/01/2034       6,603,456
-------------------------------------------------------------------------------------------------------------------
     30,000   NJ EDA (NJ Transit)                                             5.750      12/15/2017          30,356
-------------------------------------------------------------------------------------------------------------------
  2,105,000   NJ EDA (Nui Corp.) 1                                            5.250      11/01/2033       2,126,829
-------------------------------------------------------------------------------------------------------------------
    495,000   NJ EDA (Nui Corp.)                                              5.250      11/01/2033         497,495
-------------------------------------------------------------------------------------------------------------------
    195,000   NJ EDA (Nui Corp.)                                              5.700      06/01/2032         202,250
-------------------------------------------------------------------------------------------------------------------
     45,000   NJ EDA (Presbyterian Home at
              Watchung/Pennington/Monmouth)                                   7.250      12/01/2021          47,724
-------------------------------------------------------------------------------------------------------------------
     50,000   NJ EDA (Presbyterian Home at
              Watchung/Pennington/Monmouth)                                   7.500      12/01/2032          52,914
-------------------------------------------------------------------------------------------------------------------
  2,000,000   NJ EDA (Public Schools Small
              Project Loan Program) RITES 2                                   8.534 3    09/01/2024       2,679,240
-------------------------------------------------------------------------------------------------------------------
  4,660,000   NJ EDA (Public Service Electric & Gas)                          6.400      05/01/2032       4,687,447
-------------------------------------------------------------------------------------------------------------------
  3,250,000   NJ EDA (School Facilities Construction)                         5.000      09/01/2030       3,349,710
-------------------------------------------------------------------------------------------------------------------
 15,000,000   NJ EDA (School Facilities Construction)                         5.125      03/01/2030      15,624,000
-------------------------------------------------------------------------------------------------------------------
    130,000   NJ EDA (St. Barnabas Medical Center)                            5.375      07/01/2027         135,516
-------------------------------------------------------------------------------------------------------------------
  2,000,000   NJ EDA (St. Francis Life Care Corp.)                            5.750      10/01/2023       2,027,120
-------------------------------------------------------------------------------------------------------------------
    480,000   NJ EDA (The Gill/St. Bernards School)                           6.000      02/01/2019         491,674
-------------------------------------------------------------------------------------------------------------------
    510,000   NJ EDA (The Gill/St. Bernards School)                           6.000      02/01/2020         522,306
-------------------------------------------------------------------------------------------------------------------
    545,000   NJ EDA (The Gill/St. Bernards School)                           6.000      02/01/2021         558,778
-------------------------------------------------------------------------------------------------------------------
    575,000   NJ EDA (The Gill/St. Bernards School)                           6.000      02/01/2022         588,766
-------------------------------------------------------------------------------------------------------------------
    610,000   NJ EDA (The Gill/St. Bernards School)                           6.000      02/01/2023         624,256


                   19 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                   VALUE
     AMOUNT                                                                  COUPON        MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   650,000   NJ EDA (The Gill/St. Bernards School)                           6.000%     02/01/2024    $    664,950
-------------------------------------------------------------------------------------------------------------------
    690,000   NJ EDA (The Gill/St. Bernards School)                           6.000      02/01/2025         705,856
-------------------------------------------------------------------------------------------------------------------
  3,770,000   NJ EDA (Trigen-Trenton District Energy Company)                 6.200      12/01/2010       3,796,956
-------------------------------------------------------------------------------------------------------------------
     20,000   NJ EDA (United Methodist Homes of NJ)                           5.125      07/01/2018          19,999
-------------------------------------------------------------------------------------------------------------------
  2,370,000   NJ EDA (United Methodist Homes of NJ) 1                         5.125      07/01/2025       2,370,356
-------------------------------------------------------------------------------------------------------------------
    345,000   NJ EDA (United Water New Jersey)                                5.000      11/01/2028         352,207
-------------------------------------------------------------------------------------------------------------------
  2,000,000   NJ EDA Retirement Community (Cedar Crest Village)               7.250      11/15/2021       2,189,860
-------------------------------------------------------------------------------------------------------------------
  2,100,000   NJ EDA Retirement Community (Seabrook Village)                  8.000      11/15/2015       2,388,708
-------------------------------------------------------------------------------------------------------------------
  2,170,000   NJ EDA RITES 2,5                                                8.631 3    03/01/2027       2,585,989
-------------------------------------------------------------------------------------------------------------------
  4,520,000   NJ EDA ROLs 2                                                  10.935 3    03/01/2028       5,354,211
-------------------------------------------------------------------------------------------------------------------
  3,750,000   NJ EDA ROLs 2                                                  10.935 3    03/01/2030       4,374,000
-------------------------------------------------------------------------------------------------------------------
     90,000   NJ Educational Facilities Authority
              (Beth Medrash Govoha America)                                   6.375      07/01/2030          94,947
-------------------------------------------------------------------------------------------------------------------
    825,000   NJ Educational Facilities Authority (Caldwell College)          7.250      07/01/2025         830,635
-------------------------------------------------------------------------------------------------------------------
 15,000,000   NJ Educational Facilities Authority
              (Fairleigh Dickinson University), Series D                      6.000      07/01/2025      16,155,000
-------------------------------------------------------------------------------------------------------------------
  1,265,000   NJ Educational Facilities Authority
              (Fairleigh Dickinson University), Series G                      5.700      07/01/2028       1,300,711
-------------------------------------------------------------------------------------------------------------------
  3,540,000   NJ Educational Facilities Authority
              (Georgian Court College)                                        6.500      07/01/2033       3,959,632
-------------------------------------------------------------------------------------------------------------------
     25,000   NJ Educational Facilities Authority
              (Institute for Advance Study)                                   5.000      07/01/2028          25,394
-------------------------------------------------------------------------------------------------------------------
     60,000   NJ Educational Facilities Authority
              (Monmouth University)                                           5.625      07/01/2013          60,061
-------------------------------------------------------------------------------------------------------------------
  2,000,000   NJ Educational Facilities Authority
              (Monmouth University) 1                                         5.800      07/01/2022       2,074,920
-------------------------------------------------------------------------------------------------------------------
     25,000   NJ Educational Facilities Authority (Princeton                  5.000      07/01/2029          25,562
              University)
-------------------------------------------------------------------------------------------------------------------
     25,000   NJ Educational Facilities Authority
              (Richard Stockton College)                                      5.400      07/01/2021          25,473
-------------------------------------------------------------------------------------------------------------------
    405,000   NJ Educational Facilities Authority
              (Richard Stockton College)                                      5.400      07/01/2027         412,663
-------------------------------------------------------------------------------------------------------------------
    250,000   NJ Educational Facilities Authority (St. Peter's                5.500      07/01/2027         248,898
              College)
-------------------------------------------------------------------------------------------------------------------
  1,250,000   NJ Educational Facilities Authority
              (Stevens Institute of Technology) 1                             5.250      07/01/2032       1,292,188
-------------------------------------------------------------------------------------------------------------------
    100,000   NJ Educational Facilities Authority
              (University of Medicine & Dentistry)                            5.250      12/01/2014         101,166
-------------------------------------------------------------------------------------------------------------------
     20,000   NJ Educational Facilities Authority
              (University of Medicine & Dentistry)                            5.250      12/01/2015          20,233
-------------------------------------------------------------------------------------------------------------------
    275,000   NJ Educational Facilities Authority
              (University of Medicine & Dentistry)                            5.250      12/01/2021         278,119
-------------------------------------------------------------------------------------------------------------------
     55,000   NJ Educational Facilities Authority
              (University of Medicine & Dentistry)                            5.250      12/01/2021          55,624


                   20 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

  PRINCIPAL                                                                                                   VALUE
     AMOUNT                                                                  COUPON        MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   100,000   NJ Educational Facilities Authority
              (University of Medicine & Dentistry)                            5.250%     12/01/2025    $    101,125
-------------------------------------------------------------------------------------------------------------------
     10,000   NJ Health Care Facilities Financing Authority
              (Allegany Health System Obligated Group)                        5.200      07/01/2018          10,440
-------------------------------------------------------------------------------------------------------------------
     65,000   NJ Health Care Facilities Financing Authority
              (Atlantic Health Systems Hospital Corp.)                        5.375      07/01/2019          67,818
-------------------------------------------------------------------------------------------------------------------
    475,000   NJ Health Care Facilities Financing Authority
              (Avalon at Hillsborough)                                        6.150      07/01/2020         480,805
-------------------------------------------------------------------------------------------------------------------
    750,000   NJ Health Care Facilities Financing Authority
              (Avalon at Hillsborough)                                        6.375      07/01/2025         755,738
-------------------------------------------------------------------------------------------------------------------
    500,000   NJ Health Care Facilities Financing Authority
              (Avalon at Hillsborough)                                        6.625      07/01/2035         504,930
-------------------------------------------------------------------------------------------------------------------
     10,000   NJ Health Care Facilities Financing Authority
              (Burdette Tomlin Memorial Hospital)                             6.500      07/01/2012          10,188
-------------------------------------------------------------------------------------------------------------------
  1,000,000   NJ Health Care Facilities Financing Authority
              (Childrens Specialized Hospital)                                5.500      07/01/2036       1,040,570
-------------------------------------------------------------------------------------------------------------------
     50,000   NJ Health Care Facilities Financing Authority
              (Chilton Memorial Hospital)                                     5.000      07/01/2013          50,032
-------------------------------------------------------------------------------------------------------------------
  1,000,000   NJ Health Care Facilities Financing Authority
              (Columbus Hospital) 1                                           7.500      07/01/2021       1,001,370
-------------------------------------------------------------------------------------------------------------------
  2,000,000   NJ Health Care Facilities Financing Authority
              (Englewood Hospital & Medical Center) RITES 2                   9.607 3    08/01/2025       2,544,320
-------------------------------------------------------------------------------------------------------------------
     15,000   NJ Health Care Facilities Financing Authority
              (Greystone Park Psychiatric Hospital)                           5.000      09/15/2026          15,663
-------------------------------------------------------------------------------------------------------------------
     15,000   NJ Health Care Facilities Financing Authority
              (Holy Name Hospital)                                            6.000      07/01/2025          15,548
-------------------------------------------------------------------------------------------------------------------
  2,500,000   NJ Health Care Facilities Financing Authority
              (Hunterdon Medical Center)                                      5.125      07/01/2035       2,546,375
-------------------------------------------------------------------------------------------------------------------
     25,000   NJ Health Care Facilities Financing Authority
              (ONP/MHC Obligated Group)                                       5.375      07/01/2024          26,511
-------------------------------------------------------------------------------------------------------------------
     55,000   NJ Health Care Facilities Financing Authority
              (Palisades Medical Center)                                      5.250      07/01/2028          55,809
-------------------------------------------------------------------------------------------------------------------
  2,000,000   NJ Health Care Facilities Financing Authority
              (Raritan Bay Medical Center)                                    7.250      07/01/2014       2,065,200
-------------------------------------------------------------------------------------------------------------------
    130,000   NJ Health Care Facilities Financing Authority
              (Raritan Bay Medical Center)                                    7.250      07/01/2027         133,406
-------------------------------------------------------------------------------------------------------------------
  8,000,000   NJ Health Care Facilities Financing Authority
              (RWJ University Hospital)                                       5.000      07/01/2035       8,192,880
-------------------------------------------------------------------------------------------------------------------
  1,000,000   NJ Health Care Facilities Financing Authority
              (RWJ University Hospital) 1                                     5.750      07/01/2025       1,063,720
-------------------------------------------------------------------------------------------------------------------
     10,000   NJ Health Care Facilities Financing Authority
              (Saint Barnabas Corp.)                                          5.000      07/01/2024          10,248
-------------------------------------------------------------------------------------------------------------------
     20,000   NJ Health Care Facilities Financing Authority
              (Society of the Valley Hospital)                                5.500      07/01/2020          21,403


                   21 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                   VALUE
     AMOUNT                                                                  COUPON        MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$    20,000   NJ Health Care Facilities Financing Authority
              (South Jersey Hospital System)                                  6.000%     07/01/2032    $     21,271
-------------------------------------------------------------------------------------------------------------------
    330,000   NJ Health Care Facilities Financing Authority
              (Southern Ocean County Hospital)                                6.125      07/01/2013         330,432
-------------------------------------------------------------------------------------------------------------------
    500,000   NJ Health Care Facilities Financing Authority
              (Southern Ocean County Hospital)                                6.250      07/01/2023         504,330
-------------------------------------------------------------------------------------------------------------------
  4,845,000   NJ Health Care Facilities Financing Authority
              (St. Clare's Hospital)                                          5.250      07/01/2021       5,163,462
-------------------------------------------------------------------------------------------------------------------
    255,000   NJ Health Care Facilities Financing Authority
              (St. Joseph's Hospital & Medical Center) 1                      5.750      07/01/2016         262,242
-------------------------------------------------------------------------------------------------------------------
    800,000   NJ Health Care Facilities Financing Authority
              (St. Joseph's Hospital & Medical Center) 1                      6.000      07/01/2026         824,112
-------------------------------------------------------------------------------------------------------------------
     95,000   NJ Health Care Facilities Financing Authority
              (St. Peter's Hospital)                                          5.000      07/01/2021          95,171
-------------------------------------------------------------------------------------------------------------------
     45,000   NJ Health Care Facilities Financing Authority
              (The Medical Center at Princeton)                               5.000      07/01/2028          46,508
-------------------------------------------------------------------------------------------------------------------
  3,870,000   NJ Health Care Facilities Financing Authority DRIVERS 2        10.001 3    09/15/2028       4,517,064
-------------------------------------------------------------------------------------------------------------------
     45,000   NJ HFA                                                          5.375      11/01/2008          45,050
-------------------------------------------------------------------------------------------------------------------
     45,000   NJ Higher Education Assistance Authority
              (Student Loan Program)                                          5.800      06/01/2016          45,671
-------------------------------------------------------------------------------------------------------------------
     10,000   NJ Higher Education Assistance Authority
              (Student Loan Program)                                          6.125      07/01/2015          10,045
-------------------------------------------------------------------------------------------------------------------
     35,000   NJ Higher Education Assistance Authority (Student Loans)        5.900      07/01/2009          35,340
-------------------------------------------------------------------------------------------------------------------
     20,000   NJ Higher Education Assistance Authority (Student Loans)        6.125      07/01/2009          20,043
-------------------------------------------------------------------------------------------------------------------
     35,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)                   6.125      10/01/2021          35,578
-------------------------------------------------------------------------------------------------------------------
     80,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                 5.400      11/01/2028          82,242
-------------------------------------------------------------------------------------------------------------------
    200,000   NJ Hsg. & Mortgage Finance Agency, Series A                     5.550      05/01/2027         208,206
-------------------------------------------------------------------------------------------------------------------
     45,000   NJ Hsg. & Mortgage Finance Agency, Series A                     5.650      05/01/2040          46,883
-------------------------------------------------------------------------------------------------------------------
  1,000,000   NJ Hsg. & Mortgage Finance Agency, Series A                     6.250      05/01/2028       1,022,920
-------------------------------------------------------------------------------------------------------------------
     30,000   NJ Hsg. & Mortgage Finance Agency, Series B                     5.850      11/01/2012          31,742
-------------------------------------------------------------------------------------------------------------------
    100,000   NJ Hsg. & Mortgage Finance Agency, Series E1                    5.750      05/01/2025         104,462
-------------------------------------------------------------------------------------------------------------------
  5,230,000   NJ Hsg. & Mortgage Finance Agency, Series M 1                   4.875      10/01/2026       5,283,608
-------------------------------------------------------------------------------------------------------------------
    985,000   NJ Hsg. & Mortgage Finance Agency, Series M 1                   5.000      10/01/2036         995,037
-------------------------------------------------------------------------------------------------------------------
     35,000   NJ Hsg. & Mortgage Finance Agency, Series N                     5.900      10/01/2012          35,118
-------------------------------------------------------------------------------------------------------------------
  1,085,000   NJ Hsg. & Mortgage Finance Agency, Series S                     5.950      10/01/2017       1,109,271
-------------------------------------------------------------------------------------------------------------------
     75,000   NJ Hsg. & Mortgage Finance Agency, Series T                     5.600      04/01/2017          77,766
-------------------------------------------------------------------------------------------------------------------
  1,235,000   NJ Hsg. & Mortgage Finance Agency, Series U                     5.750      04/01/2018       1,275,422
-------------------------------------------------------------------------------------------------------------------
     10,000   NJ Hsg. & Mortgage Finance Agency, Series V                     5.250      04/01/2026          10,278
-------------------------------------------------------------------------------------------------------------------
     15,000   NJ Sports & Exposition Authority, Series A                      5.125      01/01/2016          15,023
-------------------------------------------------------------------------------------------------------------------
    175,000   NJ Sports & Exposition Authority, Series A                      5.200      01/01/2020         175,243
-------------------------------------------------------------------------------------------------------------------
    540,000   NJ Sports & Exposition Authority, Series A                      5.200      01/01/2024         540,718


                   22 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

  PRINCIPAL                                                                                                   VALUE
     AMOUNT                                                                  COUPON        MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   375,000   NJ Tobacco Settlement Financing Corp. (TASC)                    5.375%     06/01/2018    $    388,181
-------------------------------------------------------------------------------------------------------------------
 12,710,000   NJ Tobacco Settlement Financing Corp. (TASC)                    5.750      06/01/2032      13,161,841
-------------------------------------------------------------------------------------------------------------------
 12,085,000   NJ Tobacco Settlement Financing Corp. (TASC)                    6.000      06/01/2037      12,776,866
-------------------------------------------------------------------------------------------------------------------
 14,900,000   NJ Tobacco Settlement Financing Corp. (TASC)                    6.125      06/01/2042      15,853,153
-------------------------------------------------------------------------------------------------------------------
  3,860,000   NJ Tobacco Settlement Financing Corp. (TASC)                    6.250      06/01/2043       4,181,191
-------------------------------------------------------------------------------------------------------------------
  1,005,000   NJ Tobacco Settlement Financing Corp. (TASC)                    6.375      06/01/2032       1,103,430
-------------------------------------------------------------------------------------------------------------------
 10,180,000   NJ Tobacco Settlement Financing Corp. (TASC)                    6.750      06/01/2039      11,437,535
-------------------------------------------------------------------------------------------------------------------
    660,000   NJ Tobacco Settlement Financing Corp. (TASC)                    7.000      06/01/2041         754,288
-------------------------------------------------------------------------------------------------------------------
    800,000   NJ Tobacco Settlement Financing Corp. Fixed Receipts            6.125      06/01/2042         851,176
-------------------------------------------------------------------------------------------------------------------
  9,600,000   NJ Tobacco Settlement Financing Corp. RITES 1,2                 7.808 3    06/01/2042      10,828,224
-------------------------------------------------------------------------------------------------------------------
  2,500,000   NJ Transit Corp. ROLs, Series 15 1,2                            9.110 3    09/15/2014       2,946,200
-------------------------------------------------------------------------------------------------------------------
  4,000,000   NJ University of Medicine & Dentistry                           5.000      06/15/2036       4,125,360
-------------------------------------------------------------------------------------------------------------------
  4,935,000   North Hudson Sewage Authority 1                                 5.125      08/01/2022       5,021,856
-------------------------------------------------------------------------------------------------------------------
     10,000   North Hudson Sewage Authority                                   5.250      08/01/2016          10,202
-------------------------------------------------------------------------------------------------------------------
  3,425,000   Port Authority   NY/NJ (KIAC)                                   6.750      10/01/2011       3,469,422
-------------------------------------------------------------------------------------------------------------------
  2,485,000   Port Authority   NY/NJ (KIAC)                                   6.750      10/01/2019       2,508,980
-------------------------------------------------------------------------------------------------------------------
  3,930,000   Port Authority   NY/NJ RITES 2                                  8.666 3    09/01/2024       4,517,299
-------------------------------------------------------------------------------------------------------------------
    370,000   Port Authority   NY/NJ, 106th Series                            6.000      07/01/2016         377,629
-------------------------------------------------------------------------------------------------------------------
     25,000   Port Authority   NY/NJ, 119th Series                            5.500      09/15/2017          25,532
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Port Authority   NY/NJ, 135th Series                            5.000      03/15/2039       1,035,630
-------------------------------------------------------------------------------------------------------------------
  2,635,000   Port Authority   NY/NJ, 140th Series 1                          5.000      12/01/2034       2,744,853
-------------------------------------------------------------------------------------------------------------------
  2,305,000   Port Authority   NY/NJ, 238th Series ROLs 1,2                  11.345 3    12/15/2032       2,719,439
-------------------------------------------------------------------------------------------------------------------
     75,000   Readington-Lebanon Sewage Authority                             5.250      01/01/2013          75,127
-------------------------------------------------------------------------------------------------------------------
     20,000   Riverside Township GO                                           5.450      12/01/2010          20,025
-------------------------------------------------------------------------------------------------------------------
    115,000   Salem County IPCFA (Atlantic City Electric Company)             5.600      11/01/2025         115,128
-------------------------------------------------------------------------------------------------------------------
     25,000   Salem County IPCFA (Atlantic City Electric Company)             5.600      11/01/2025          25,028
-------------------------------------------------------------------------------------------------------------------
    645,000   Salem County IPCFA (Public Service Electric & Gas)              5.200      03/01/2025         645,393
-------------------------------------------------------------------------------------------------------------------
  1,335,000   Salem County IPCFA (Public Service Electric & Gas)              5.450      02/01/2032       1,336,041
-------------------------------------------------------------------------------------------------------------------
  1,120,000   Salem County IPCFA (Public Service Electric & Gas)              5.750      04/01/2031       1,188,309
-------------------------------------------------------------------------------------------------------------------
  3,000,000   South Brunswick Township Board of Education                     5.250      08/01/2022       3,072,900
-------------------------------------------------------------------------------------------------------------------
    120,000   South Jersey Transit Authority
              (The Raytheon Company) 1                                        6.150      01/01/2022         123,211
-------------------------------------------------------------------------------------------------------------------
  3,980,000   Union County Improvement Authority
              (Juvenile Detention Center)                                     5.500      05/01/2034       4,360,767
-------------------------------------------------------------------------------------------------------------------
     65,000   Union County Improvement Authority (Linden Airport)             5.000      03/01/2028          66,182
-------------------------------------------------------------------------------------------------------------------
     60,000   Union County Utilities Authority
              (Ogden Martin Systems of Union)                                 5.000      06/01/2023          61,154


                   23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                   VALUE
     AMOUNT                                                                  COUPON        MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$    10,000   Union County Utilities Authority
              (Ogden Martin Systems of Union)                                 5.375%     06/01/2017    $     10,391
-------------------------------------------------------------------------------------------------------------------
     70,000   Union County Utilities Authority
              (Ogden Martin Systems of Union)                                 5.375      06/01/2018          72,734
-------------------------------------------------------------------------------------------------------------------
    100,000   Union County Utilities Authority
              (Ogden Martin Systems of Union)                                 5.375      06/01/2019         103,906
-------------------------------------------------------------------------------------------------------------------
     60,000   Union County Utilities Authority
              (Ogden Martin Systems of Union)                                 5.375      06/01/2020          62,344
                                                                                                       ------------
                                                                                                        362,852,161
-------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--21.3%
  2,500,000   Guam Government Waterworks
              Authority & Wastewater System                                   5.875      07/01/2035       2,632,825
-------------------------------------------------------------------------------------------------------------------
  3,400,000   Guam Government Waterworks
              Authority & Wastewater System                                   6.000      07/01/2025       3,643,474
-------------------------------------------------------------------------------------------------------------------
  1,250,000   Northern Mariana Islands Ports Authority, Series A              5.500      03/15/2031       1,251,463
-------------------------------------------------------------------------------------------------------------------
  1,420,000   Northern Mariana Islands, Series A                              6.250      03/15/2028       1,480,492
-------------------------------------------------------------------------------------------------------------------
  5,000,000   Northern Mariana Islands, Series A                              6.750      10/01/2033       5,453,100
-------------------------------------------------------------------------------------------------------------------
 34,000,000   Puerto Rico Children's Trust Fund (TASC)                        6.350 4    05/15/2050       2,154,240
-------------------------------------------------------------------------------------------------------------------
 26,000,000   Puerto Rico Children's Trust Fund (TASC)                        7.030 4    05/15/2055         882,960
-------------------------------------------------------------------------------------------------------------------
    350,000   Puerto Rico Commonwealth GO                                     5.000      07/01/2025         359,912
-------------------------------------------------------------------------------------------------------------------
     25,000   Puerto Rico Commonwealth GO                                     5.000      07/01/2026          25,425
-------------------------------------------------------------------------------------------------------------------
  9,015,000   Puerto Rico Commonwealth GO                                     5.000      07/01/2027       9,216,305
-------------------------------------------------------------------------------------------------------------------
    170,000   Puerto Rico Commonwealth GO                                     5.125      07/01/2031         172,926
-------------------------------------------------------------------------------------------------------------------
  1,400,000   Puerto Rico Commonwealth GO                                     5.250      07/01/2022       1,491,000
-------------------------------------------------------------------------------------------------------------------
  2,000,000   Puerto Rico Electric Power Authority, Series NN                 5.125      07/01/2029       2,065,280
-------------------------------------------------------------------------------------------------------------------
     30,000   Puerto Rico Highway & Transportation
              Authority, Series D                                             5.375      07/01/2036          32,981
-------------------------------------------------------------------------------------------------------------------
  3,095,000   Puerto Rico Highway & Transportation
              Authority, Series G                                             5.000      07/01/2033       3,136,968
-------------------------------------------------------------------------------------------------------------------
    500,000   Puerto Rico Highway & Transportation
              Authority, Series G                                             5.000      07/01/2042         504,915
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Puerto Rico Highway & Transportation
              Authority, Series J                                             5.000      07/01/2034       1,015,060
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Puerto Rico Highway & Transportation
              Authority, Series K                                             5.000      07/01/2035       1,016,480
-------------------------------------------------------------------------------------------------------------------
  4,500,000   Puerto Rico Highway & Transportation
              Authority, Series K                                             5.000      07/01/2045       4,553,730
-------------------------------------------------------------------------------------------------------------------
 19,750,000   Puerto Rico Infrastructure                                      5.000      07/01/2041      19,985,815
-------------------------------------------------------------------------------------------------------------------
    100,000   Puerto Rico ITEMECF (Ana G. Mendez University)                  5.375      02/01/2019         102,738
-------------------------------------------------------------------------------------------------------------------
    500,000   Puerto Rico ITEMECF (Ana G. Mendez University)                  5.375      02/01/2029         507,765
-------------------------------------------------------------------------------------------------------------------
  1,710,000   Puerto Rico ITEMECF (Cogeneration Facilities)                   6.625      06/01/2026       1,861,711


                   24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

  PRINCIPAL                                                                                                   VALUE
     AMOUNT                                                                  COUPON        MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
U.S. POSSESSION Continued
$    30,000   Puerto Rico ITEMECF (Dr. Pila Hospital)                         6.250%     08/01/2032    $     30,365
-------------------------------------------------------------------------------------------------------------------
    250,000   Puerto Rico ITEMECF
              (SEAM/Hospital Espanol Auxillio Obligated Group) 1              6.250      07/01/2024         250,980
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Puerto Rico Municipal Finance Agency RITES 2                    7.771 3    08/01/2015       1,191,130
-------------------------------------------------------------------------------------------------------------------
  1,750,000   Puerto Rico Municipal Finance Agency, Series A                  5.250      08/01/2025       1,858,903
-------------------------------------------------------------------------------------------------------------------
  7,830,000   Puerto Rico Port Authority (American Airlines), Series A        6.250      06/01/2026       6,137,702
-------------------------------------------------------------------------------------------------------------------
  1,990,000   Puerto Rico Port Authority (American Airlines), Series A 1      6.300      06/01/2023       1,596,637
-------------------------------------------------------------------------------------------------------------------
     35,000   Puerto Rico Port Authority, Series D                            6.000      07/01/2021          35,076
-------------------------------------------------------------------------------------------------------------------
  6,000,000   Puerto Rico Public Buildings Authority                          5.250      07/01/2029       6,282,180
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Puerto Rico Public Buildings Authority, Series D                5.125      07/01/2024       1,033,330
-------------------------------------------------------------------------------------------------------------------
    935,000   Puerto Rico Public Buildings Authority, Series D                5.250      07/01/2036         966,304
-------------------------------------------------------------------------------------------------------------------
  2,175,000   University of Puerto Rico, Series O                             5.375      06/01/2030       2,202,318
-------------------------------------------------------------------------------------------------------------------
    150,000   University of V.I. , Series A                                   5.250      12/01/2023         155,843
-------------------------------------------------------------------------------------------------------------------
    710,000   University of V.I. , Series A                                   5.375      06/01/2034         744,009
-------------------------------------------------------------------------------------------------------------------
  1,000,000   University of V.I. , Series A                                   6.000      12/01/2024       1,074,390
-------------------------------------------------------------------------------------------------------------------
     40,000   University of V.I. , Series A                                   6.250      12/01/2029          43,295
-------------------------------------------------------------------------------------------------------------------
     60,000   V.I.Hsg. Finance Authority, Series A                            6.500      03/01/2025          60,723
-------------------------------------------------------------------------------------------------------------------
  5,000,000   V.I.Public Finance Authority (Hovensa Coker)                    6.500      07/01/2021       5,658,250
-------------------------------------------------------------------------------------------------------------------
    525,000   V.I.Public Finance Authority, Series A                          6.125      10/01/2029         576,114
-------------------------------------------------------------------------------------------------------------------
  1,515,000   V.I.Public Finance Authority, Series A                          6.375      10/01/2019       1,686,953
-------------------------------------------------------------------------------------------------------------------
    300,000   V.I.Public Finance Authority, Series E                          5.875      10/01/2018         316,500
-------------------------------------------------------------------------------------------------------------------
  2,500,000   V.I.Public Finance Authority, Series E                          6.000      10/01/2022       2,625,250
-------------------------------------------------------------------------------------------------------------------
    290,000   V.I. Water & Power Authority                                    5.300      07/01/2018         295,684
-------------------------------------------------------------------------------------------------------------------
    175,000   V.I. Water & Power Authority                                    5.300      07/01/2021         176,752
                                                                                                       ------------
                                                                                                         98,546,253

-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $443,161,960)--99.9%                                                  461,398,414
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES--0.1                                                                        666,892
                                                                                                       ------------
NET ASSETS--100.0%                                                                                     $462,065,306
                                                                                                       ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security has been segregated for collateral to cover borrowings. See Note 6 of Notes to Financial Statements.

2. Illiquid security. The aggregate value of illiquid securities as of January 31, 2006 was $50,880,999, which represents 11.01% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Security is subject to a shortfall and forebearance agreement. See Note 1 of Notes to Financial Statements.


                   25 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation
HDC        Housing Development Corp.
HFA        Housing Finance Agency/Authority
ITEMECF    Industrial, Tourist, Educational, Medical and
           Environmental Community Facilities
MHC        Meridian Hospitals Corp.
NY/NJ      New York/New Jersey
ONP        Ocean Nursing Pavillion, Inc.
PA/NJ      Pennsylvania/New Jersey
PCFA       Pollution Control Finance Authority
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
RWJ        Robert Wood Johnson
SEAM       Sociedad Espanola de Auxilio Mutuo
TASC       Tobacco Settlement Asset-Backed Bonds
V.I.       United States Virgin Islands

DISTRIBUTION OF iNVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                     VALUE      PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                           $ 74,373,085         16.1%
Higher Education                                        36,738,105          8.0
Education                                               35,562,796          7.7
Hospital/Health Care                                    33,609,523          7.3
Adult Living Facilities                                 30,660,885          6.6
General Obligation                                      29,375,263          6.4
Airlines                                                26,293,529          5.7
Municipal Leases                                        23,534,316          5.1
Special Tax                                             22,900,265          5.0
Sales Tax Revenue                                       22,719,707          4.9
Marine/Aviation Facilities                              22,616,143          4.9
Water Utilities                                         16,568,169          3.6
Electric Utilities                                      16,232,785          3.5
Pollution Control                                       13,764,752          3.0
Highways/Railways                                       10,290,490          2.2
Single Family Housing                                    8,882,801          1.9
Hotels, Restaurants & Leisure                            6,605,256          1.4
Manufacturing, Non-Durable Goods                         5,887,584          1.3
Gas Utilities                                            5,511,174          1.2
Resource Recovery                                        5,309,370          1.2
Sewer Utilities                                          5,137,766          1.1
Manufacturing, Durable Goods                             4,300,845          0.9
Multifamily Housing                                      3,132,127          0.7
Sports Facility Revenue                                    730,984          0.2
Student Loans                                              660,694          0.1
                                                      --------------------------
Total                                                 $461,398,414        100.0%
                                                      ==========================


                   26 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
SUMMARY OF RATINGS January 31, 2006
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        19.9%
AA                                                                         15.1
A                                                                           6.9
BBB                                                                        41.9
BB                                                                          3.3
B                                                                           3.4
CCC                                                                         2.5
Not Rated                                                                   7.0
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

January 31, 2006
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $443,161,960)--see accompanying statement of investments      $461,398,414
-------------------------------------------------------------------------------------------------------
Cash                                                                                           589,255
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                     6,066,954
Shares of beneficial interest sold                                                           4,983,590
Investments sold                                                                                 3,000
Other                                                                                           10,925
                                                                                          -------------
Total assets                                                                               473,052,138

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                           9,700,000
Shares of beneficial interest redeemed                                                         490,772
Dividends                                                                                      472,578
Investments purchased                                                                           97,987
Interest expense                                                                                69,634
Distribution and service plan fees                                                              55,740
Trustees' compensation                                                                          27,756
Transfer and shareholder servicing agent fees                                                   15,735
Shareholder communications                                                                       7,094
Other                                                                                           49,536
                                                                                          -------------
Total liabilities                                                                           10,986,832

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $462,065,306
                                                                                          =============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $448,858,216
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (235,857)
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                (4,793,507)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  18,236,454
                                                                                          -------------
NET ASSETS                                                                                $462,065,306
                                                                                          =============


                   28 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $290,668,845
and 24,490,306 shares of beneficial interest outstanding)                                      $11.87
Maximum offering price per share (net asset value plus sales charge of 4.75%
of offering price)                                                                             $12.46
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $68,894,055 and 5,797,602 shares
of beneficial interest outstanding)                                                            $11.88
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $102,502,406 and 8,630,246 shares
of beneficial interest outstanding)                                                            $11.88

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $11,133,095
--------------------------------------------------------------------------------
Other income                                                                240
                                                                    ------------
Total investment income                                              11,133,335

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,109,230
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 178,359
Class B                                                                 292,021
Class C                                                                 385,882
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  50,401
Class B                                                                  20,022
Class C                                                                  20,833
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   8,203
Class B                                                                   3,903
Class C                                                                   3,362
--------------------------------------------------------------------------------
Interest expense                                                        257,518
--------------------------------------------------------------------------------
Trustees' compensation                                                    8,318
--------------------------------------------------------------------------------
Custodian fees and expenses                                               7,530
--------------------------------------------------------------------------------
Other                                                                    67,651
                                                                    ------------
Total expenses                                                        2,413,233
Less waivers and reimbursements of expenses                            (313,080)
                                                                    ------------
Net expenses                                                          2,100,153

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 9,033,182

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                       (560,606)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 (3,280,582)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 5,191,994
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS             YEAR
                                                                                           ENDED            ENDED
                                                                                JANUARY 31, 2006         JULY 31,
                                                                                     (UNAUDITED)             2005
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $  9,033,182     $ 11,777,338
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                (560,606)         359,429
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 (3,280,582)      25,172,214
                                                                                    ------------------------------
Net increase in net assets resulting from operations                                   5,191,994       37,308,981

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                               (6,392,965)      (7,660,240)
Class B                                                                               (1,457,016)      (2,857,475)
Class C                                                                               (1,930,361)      (1,998,017)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                               92,591,116       92,338,986
Class B                                                                                7,337,945        4,822,489
Class C                                                                               33,366,349       42,066,514

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                       128,707,062      164,021,238
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  333,358,244      169,337,006
                                                                                    ------------------------------
End of period (including accumulated net investment income (loss)
of $(235,857) and $511,303, respectively)                                           $462,065,306     $333,358,244
                                                                                    ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                YEAR
                                                      ENDED                                                               ENDED
                                           JANUARY 31, 2006                                                            JULY 31,
CLASS A                                         (UNAUDITED)          2005          2004         2003         2002          2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  12.03      $  10.76      $  10.51     $  10.99     $  10.89      $  10.36
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .29 1         .62 1         .67          .67          .53           .55
Net realized and unrealized gain (loss)                (.14)         1.32           .23         (.52)         .08           .51
                                                   -------------------------------------------------------------------------------
Total from investment operations                        .15          1.94           .90          .15          .61          1.06
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                   (.31)         (.67)         (.65)        (.63)        (.51)         (.53)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  11.87      $  12.03      $  10.76     $  10.51     $  10.99      $  10.89
                                                   ===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     1.33%        18.46%         8.63%        1.21%        5.79%        10.42%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $290,669      $200,831      $ 94,214     $ 61,825     $ 47,305      $ 39,185
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $241,115      $133,634      $ 78,828     $ 54,811     $ 42,809      $ 35,710
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.88%         5.41%         6.28%        6.24%        4.88%         5.08%
Total expenses                                         0.93%         0.91%         0.98%        1.02%        0.84%         0.87%
Expenses after payments and waivers and
reduction to custodian expenses                        0.77%         0.71%         0.78%        0.82%        0.63% 4       0.67% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  19%            8%           25%          93%          26%           27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                                                 SIX MONTHS                                                                YEAR
                                                      ENDED                                                               ENDED
                                           JANUARY 31, 2006                                                            JULY 31,
CLASS B                                         (UNAUDITED)          2005          2004         2003         2002          2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 12.05       $ 10.78       $ 10.52      $ 11.00      $ 10.90       $ 10.37
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .25 1         .54 1         .60          .59          .45           .47
Net realized and unrealized gain (loss)                (.15)         1.31           .23         (.53)         .08           .51
                                                    ------------------------------------------------------------------------------
Total from investment operations                        .10          1.85           .83          .06          .53           .98
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.27)         (.58)         (.57)        (.54)        (.43)         (.45)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 11.88       $ 12.05       $ 10.78      $ 10.52      $ 11.00       $ 10.90
                                                    ==============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     0.84%        17.53%         7.92%        0.46%        4.99%         9.58%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $68,894       $62,399       $51,329      $46,912      $43,888       $39,164
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $64,429       $56,755       $50,920      $45,226      $41,532       $36,447
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.12%         4.74%         5.54%        5.46%        4.12%         4.34%
Total expenses                                         1.71%         1.68%         1.73%        1.78%        1.60%         1.62%
Expenses after payments and waivers and
reduction to custodian expenses                        1.55%         1.48%         1.53%        1.58%        1.39% 4       1.42% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  19%            8%           25%          93%          26%           27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                           JANUARY 31, 2006                                                              JULY 31,
CLASS C                                         (UNAUDITED)          2005          2004          2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  12.04      $  10.77      $  10.51      $  10.99      $  10.89      $  10.36
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .25 1         .53 1         .59           .59           .44           .47
Net realized and unrealized gain (loss)                (.14)         1.32           .24          (.53)          .09           .51
                                                   ---------------------------------------------------------------------------------
Total from investment operations                        .11          1.85           .83           .06           .53           .98
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.27)         (.58)         (.57)         (.54)         (.43)         (.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  11.88      $  12.04      $  10.77      $  10.51      $  10.99      $  10.89
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     0.94%        17.54%         7.91%         0.45%         4.99%         9.59%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $102,502      $ 70,128      $ 23,795      $ 17,784      $ 12,664      $  8,622
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 85,228      $ 40,717      $ 20,470      $ 16,770      $  9,831      $  7,301
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.11%         4.57%         5.53%         5.49%         4.10%         4.33%
Total expenses                                         1.69%         1.67%         1.73%         1.78%         1.60%         1.62%
Expenses after payments and waivers and
reduction to custodian expenses                        1.53%         1.47%         1.53%         1.58%         1.39% 4       1.42% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  19%            8%           25%           93%           26%           27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose


                   35 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $44,257,116 as of January 31, 2006, which represents 9.36% of the Fund's total assets.

      The Fund has entered into so-called shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, absent such an interest and forbearance agreement, the Fund would not be required to make such a reimbursement.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


                   36 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $4,793,510 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2006, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended July 31, 2005, the Fund utilized $359,429 of capital loss carryforward to offset realized capital gains.

As of July 31, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                        EXPIRING
                        ------------------------------
                        2009                $2,565,622
                        2010                 1,551,532
                        2012                   115,750
                                            ----------
                        Total               $4,232,904
                                            ==========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2006, the Fund's projected benefit obligations were increased by $4,089 and payments of $2,176 were made to retired trustees, resulting in an accumulated liability of $20,235 as of January 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.


                   37 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED JANUARY 31, 2006        YEAR ENDED JULY 31, 2005
                                      SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Sold                               9,313,202     $110,405,504      9,080,461     $105,520,260
Dividends and/or
distributions reinvested             305,392        3,621,323        376,131        4,339,946
Redeemed                          (1,816,712)     (21,435,711)    (1,520,910)     (17,521,220)
                                  ------------------------------------------------------------
Net increase                       7,801,882     $ 92,591,116      7,935,682     $ 92,338,986
                                  ============================================================


                   38 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                            SIX MONTHS ENDED JANUARY 31, 2006        YEAR ENDED JULY 31, 2005
                                      SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------------
CLASS B
Sold                               1,073,789     $ 12,737,012      1,585,776     $ 18,264,106
Dividends and/or
distributions reinvested              68,347          811,903        142,260        1,635,223
Redeemed                            (523,524)      (6,210,970)    (1,312,398)     (15,076,840)
                                  ------------------------------------------------------------
Net increase                         618,612     $  7,337,945        415,638     $  4,822,489
                                  ============================================================

CLASS C
Sold                               3,282,852     $ 38,985,534      3,958,354     $ 46,014,401
Dividends and/or
distributions reinvested              90,349        1,072,090         90,223        1,044,143
Redeemed                            (566,214)      (6,691,275)      (434,529)      (4,992,030)
                                  ------------------------------------------------------------
Net increase                       2,806,987     $ 33,366,349      3,614,048     $ 42,066,514
                                  ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2006, were as follows:

                                              PURCHASES                    SALES
--------------------------------------------------------------------------------
Investment securities                      $152,024,884              $62,119,749

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2006, the Fund paid $88,230 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to


                   39 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B and Class C shares were $2,476,233 and $1,175,779, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                   CLASS A             CLASS B             CLASS C
                                                CONTINGENT          CONTINGENT          CONTINGENT
                                 CLASS A    DEFERRED SALES      DEFERRED SALES      DEFERRED SALES
                         FRONT-END SALES           CHARGES             CHARGES             CHARGES
SIX MONTHS              CHARGES RETAINED       RETAINED BY         RETAINED BY         RETAINED BY
ENDED                     BY DISTRIBUTOR       DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR
--------------------------------------------------------------------------------------------------
January 31, 2006                $280,752            $5,000             $50,602             $23,457

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager had voluntarily agreed to waive a portion of its management fee so the management fees will not exceed 0.40% of average annual net assets for each class of shares. During the six months ended January 31, 2006, the Manager waived $313,080 of its management fees. Effective January 1, 2006 this waiver was withdrawn.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has


                   40 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.4016% as of January 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six months ended January 31, 2006, the average daily loan balance was $12,574,457 at an average daily interest rate of 3.908%. The Fund had borrowings outstanding of $9,700,000 at January 31, 2006 at an interest rate of 4.4016%. The Fund had gross borrowings and gross loan repayments of $116,000,000 and $117,900,000, respectively, during the six months ended January 31, 2006. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2006 was $18,600,000. The Fund paid $23,818 in fees and $207,913 in interest during the six months ended January 31, 2006.

--------------------------------------------------------------------------------
7. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds including the Fund, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section


                   41 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   42 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

REPORT OF SHAREHOLDER MEETING Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a shareholder meeting of the Oppenheimer Multi-State Municipal Trust (Oppenheimer New Jersey Municipal Fund, Oppenheimer Pennsylvania Municipal Fund and Oppenheimer Rochester National Municipals) was held at which the eleven Trustees identified below were elected to all three Funds (Proposal No. 1). The meeting on August 17, 2005 was adjourned until September 16, 2005 for Proposal 2. At the meeting on September 16, 2005, the sub-proposals in (Proposal No. 2) were approved as described in the Funds' proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1
NOMINEE                                  FOR         WITHHELD              TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink              175,667,885.732    2,649,816.086    178,317,701.818
Robert G. Galli              175,575,987.694    2,741,714.124    178,317,701.818
Phillip A. Griffiths         175,696,592.906    2,621,108.912    178,317,701.818
Mary F. Miller               175,661,836.535    2,655,865.283    178,317,701.818
Joel W. Motley               175,728,376.905    2,589,324.913    178,317,701.818
John V. Murphy               175,688,849.988    2,628,851.830    178,317,701.818
Kenneth A. Randall           175,563,282.546    2,754,419.272    178,317,701.818
Russell S. Reynolds, Jr.     175,548,818.946    2,768,882.872    178,317,701.818
Joseph M. Wikler             175,760,575.604    2,557,126.214    178,317,701.818
Peter I. Wold                175,738,187.053    2,579,514.765    178,317,701.818
Clayton K. Yeutter           175,596,113.306    2,721,588.512    178,317,701.818

---------------------------------------------------------------------------------------------
PROPOSAL NO. 2                                                     BROKER
          FOR             AGAINST             ABSTAIN           NON-VOTES               TOTAL
---------------------------------------------------------------------------------------------
2L: Proposal to change the policy on Senior Securities
8,446,969.726         356,860.105         246,641.022       3,343,517.000      12,393,987.853

2O: Proposal to eliminate the policy on Investment Percentage Restrictions
8,319,313.287         430,217.976         300,939.590       3,343,517.000      12,393,987.853


                   43 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   44 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                   45 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. Mr. Fielding has had over 28 years of experience managing tax exempt and fixed income investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other New Jersey municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other New Jersey municipal debt funds and other funds with comparable asset levels and distribution features. The Board considered that, effective January 1, 2006, the Manager would withdraw its voluntary waiver of the portion of the Fund's management fee that would exceed 0.40% for each class of shares. The Board noted that the Fund's actual management fees


                   46 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND and total expenses were lower than its peer group average although its contractual management fees were higher than its peer group average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. The Board also considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised fee structure following the Manager's withdrawal of a portion of the voluntary fee waiver, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   47 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND




OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                              24.0%
--------------------------------------------------------------------------------
Hospital/Health Care                                                     10.0
--------------------------------------------------------------------------------
Adult Living Facilities                                                   8.1
--------------------------------------------------------------------------------
Higher Education                                                          7.2
--------------------------------------------------------------------------------
Water Utilities                                                           5.9
--------------------------------------------------------------------------------
Not-for-Profit Organization                                               5.2
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                4.3
--------------------------------------------------------------------------------
General Obligation                                                        4.1
--------------------------------------------------------------------------------
Electric Utilities                                                        4.1
--------------------------------------------------------------------------------
Resource Recovery                                                         4.0

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                  20.9%
AA                    7.1
A                     5.0
BBB                  44.0
BB                    6.6
B                     4.4
CCC                   1.4
Not Rated            10.6

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                  13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/18/89. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING       ENDING         EXPENSES
                             ACCOUNT         ACCOUNT        PAID DURING
                             VALUE           VALUE          6 MONTHS ENDED
                             (8/1/05)        (1/31/06)      JANUARY 31, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00       $1,013.90      $4.27
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00        1,020.97       4.29
--------------------------------------------------------------------------------
Class B Actual                1,000.00        1,010.00       8.19
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00        1,017.09       8.22
--------------------------------------------------------------------------------
Class C Actual                1,000.00        1,010.00       8.19
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00        1,017.09       8.22

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2006 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                0.84%
---------------------------------
Class B                1.61
---------------------------------
Class C                1.61

--------------------------------------------------------------------------------


                  16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                             VALUE
     AMOUNT                                                                          COUPON         MATURITY       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.4%
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--66.6%
$      40,000   Allegheny County Airport (Pittsburgh International Airport)           5.250%      01/01/2016      $    41,281
-----------------------------------------------------------------------------------------------------------------------------
      130,000   Allegheny County HDA (Catholic Health East)                           5.375       11/15/2022          135,386
-----------------------------------------------------------------------------------------------------------------------------
       10,000   Allegheny County HDA (Catholic Health East)                           5.500       11/15/2032           10,328
-----------------------------------------------------------------------------------------------------------------------------
    5,090,000   Allegheny County HDA (Jefferson Health Services)                      5.875       05/01/2026        5,222,289
-----------------------------------------------------------------------------------------------------------------------------
    3,150,000   Allegheny County HDA (Ohio Valley General Hospital)                   5.125       04/01/2035        3,158,915
-----------------------------------------------------------------------------------------------------------------------------
       55,000   Allegheny County HDA (Pittsburgh Mercy Health System)                 5.625       08/15/2026           58,238
-----------------------------------------------------------------------------------------------------------------------------
      190,000   Allegheny County HDA (Presbyterian University Hospital)               5.625       04/01/2027          197,724
-----------------------------------------------------------------------------------------------------------------------------
       25,000   Allegheny County HDA (The Covenant at South Hills)                    7.700       02/01/2008           15,406
-----------------------------------------------------------------------------------------------------------------------------
       25,000   Allegheny County HDA (The Covenant at South Hills)                    7.800       02/01/2009           15,406
-----------------------------------------------------------------------------------------------------------------------------
    1,535,000   Allegheny County HDA (The Covenant at South Hills) 1                  8.625       02/01/2021          945,944
-----------------------------------------------------------------------------------------------------------------------------
      305,000   Allegheny County HDA (The Covenant at South Hills) 1                  8.750       02/01/2031          187,956
-----------------------------------------------------------------------------------------------------------------------------
       20,000   Allegheny County HDA (UPMC Health System)                             5.125       07/01/2022           20,766
-----------------------------------------------------------------------------------------------------------------------------
      470,000   Allegheny County HDA
                (West Penn Allegheny Health System)                                   9.250       11/15/2015          560,405
-----------------------------------------------------------------------------------------------------------------------------
    1,625,000   Allegheny County HDA
                (West Penn Allegheny Health System)                                   9.250       11/15/2022        1,935,050
-----------------------------------------------------------------------------------------------------------------------------
   12,640,000   Allegheny County HDA
                (West Penn Allegheny Health System)                                   9.250       11/15/2030       14,998,750
-----------------------------------------------------------------------------------------------------------------------------
    1,900,000   Allegheny County HDA RITES 1                                         14.642 2     11/15/2030        2,868,886
-----------------------------------------------------------------------------------------------------------------------------
      350,000   Allegheny County HDA RITES 1                                         14.642 2     11/15/2030          528,479
-----------------------------------------------------------------------------------------------------------------------------
      300,000   Allegheny County HEBA (Carnegie Mellon University)                    5.450       03/01/2027          300,414
-----------------------------------------------------------------------------------------------------------------------------
    2,020,000   Allegheny County HEBA (Chatham College)                               5.750       11/15/2028        2,132,413
-----------------------------------------------------------------------------------------------------------------------------
    7,965,000   Allegheny County HEBA (Chatham College)                               5.750       11/15/2035        8,360,701
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Allegheny County HEBA (Chatham College)                               5.850       03/01/2022        1,043,800
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Allegheny County HEBA (Chatham College)                               5.950       03/01/2032        1,037,210
-----------------------------------------------------------------------------------------------------------------------------
       40,000   Allegheny County HEBA (Duquense University)                           5.000       03/01/2021           40,858
-----------------------------------------------------------------------------------------------------------------------------
       20,000   Allegheny County HEBA (Robert Morris College)                         6.200       02/15/2010           20,429
-----------------------------------------------------------------------------------------------------------------------------
    2,310,000   Allegheny County HEBA (Robert Morris College)                         6.250       02/15/2026        2,360,681
-----------------------------------------------------------------------------------------------------------------------------
       60,000   Allegheny County HEBA (Thiel College)                                 5.375       11/15/2029           62,029
-----------------------------------------------------------------------------------------------------------------------------
       75,000   Allegheny County Hospital Devel. Authority
                (South Hills Health System)                                           5.850       05/01/2021           76,966
-----------------------------------------------------------------------------------------------------------------------------
       10,000   Allegheny County IDA (Coltec Industries)                              7.250       06/01/2008            9,911
-----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Allegheny County IDA (Environmental Improvement)                      5.500       11/01/2016        2,051,900
-----------------------------------------------------------------------------------------------------------------------------
    1,145,000   Allegheny County IDA (Residential Resources) 3                        5.700       09/01/2012        1,173,213
-----------------------------------------------------------------------------------------------------------------------------
    4,845,000   Allegheny County IDA (Residential Resources)                          6.600       09/01/2031        5,104,353
-----------------------------------------------------------------------------------------------------------------------------
       40,000   Allegheny County IDA (The Bradley Center)                             6.400       05/01/2010           40,050
-----------------------------------------------------------------------------------------------------------------------------
       35,000   Allegheny County IDA (USX Corp.)                                      5.500       12/01/2029           36,351
-----------------------------------------------------------------------------------------------------------------------------
      260,000   Allegheny County IDA (USX Corp.)                                      5.600       09/01/2030          270,514
-----------------------------------------------------------------------------------------------------------------------------
      205,000   Allegheny County IDA (USX Corp.)                                      6.100       01/15/2018          212,999


                  17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                           VALUE
       AMOUNT                                                                         COUPON        MATURITY       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      10,000   Allegheny County IDA (USX Corp.)                                       6.100%     07/15/2020      $    10,390
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Allegheny County Redevel. Authority (Pittsburgh Mills) 3               5.100      07/01/2014        1,039,130
-----------------------------------------------------------------------------------------------------------------------------
    4,000,000   Allegheny County Redevel. Authority (Pittsburgh Mills)                 5.600      07/01/2023        4,181,280
-----------------------------------------------------------------------------------------------------------------------------
       85,000   Allegheny County Redevel. Authority (Robinson Mall)                    6.875      11/01/2017           91,600
-----------------------------------------------------------------------------------------------------------------------------
       20,000   Allegheny County Residential Finance Authority                         5.625      11/01/2023           20,013
-----------------------------------------------------------------------------------------------------------------------------
       30,000   Allegheny County Residential Finance Authority                         5.950      11/01/2024           31,429
-----------------------------------------------------------------------------------------------------------------------------
    8,000,000   Allegheny County Residential Finance Authority                         7.000      11/01/2017        8,662,960
-----------------------------------------------------------------------------------------------------------------------------
       65,000   Allegheny County Residential Finance Authority                         7.100      05/01/2024           65,088
-----------------------------------------------------------------------------------------------------------------------------
      250,000   Allegheny County Residential Finance Authority
                (Single Family)                                                        4.750      11/01/2025          245,738
-----------------------------------------------------------------------------------------------------------------------------
    1,060,000   Allegheny County Residential Finance Authority
                (Single Family)                                                        4.850      11/01/2028        1,034,942
-----------------------------------------------------------------------------------------------------------------------------
      465,000   Allegheny County Residential Finance Authority
                (Single Family)                                                        5.150      11/01/2016          479,299
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Allegheny County Sanitation Authority                                  5.000      12/01/2030        1,048,640
-----------------------------------------------------------------------------------------------------------------------------
      375,000   Beaver County IDA (J. Ray McDermott & Company)                         6.800      02/01/2009          375,435
-----------------------------------------------------------------------------------------------------------------------------
      240,000   Beaver County IDA (Ohio Edison Company) 1                              5.450      09/15/2033          240,312
-----------------------------------------------------------------------------------------------------------------------------
      150,000   Beaver County IDA (Pennsylvania Power & Light Company)                 5.375      06/01/2028          156,329
-----------------------------------------------------------------------------------------------------------------------------
      130,000   Beaver County IDA (Pennsylvania Power & Light Company) 1               5.450      09/15/2028          130,169
-----------------------------------------------------------------------------------------------------------------------------
       85,000   Beaver County IDA (St. Joe Minerals Corp.)                             6.000      05/01/2007           85,741
-----------------------------------------------------------------------------------------------------------------------------
       45,000   Bedford County IDA (Brown Group)                                       7.125      02/01/2009           45,000
-----------------------------------------------------------------------------------------------------------------------------
      375,000   Blair County IDA (The Village at Penn State
                Retirement Community)                                                  6.050      01/01/2034          375,735
-----------------------------------------------------------------------------------------------------------------------------
    3,785,000   Blair County IDA (The Village at Penn State
                Retirement Community)                                                  6.900      01/01/2022        4,009,980
-----------------------------------------------------------------------------------------------------------------------------
    6,945,000   Blair County IDA (The Village at Penn State
                Retirement Community)                                                  7.000      01/01/2034        7,331,559
-----------------------------------------------------------------------------------------------------------------------------
       50,000   Blair County IDA (The Village at Penn State
                Retirement Community) 4                                               10.000      01/01/2012           25,934
-----------------------------------------------------------------------------------------------------------------------------
    4,500,000   Bradford County IDA (International Paper Company)                      5.200      12/01/2019        4,532,400
-----------------------------------------------------------------------------------------------------------------------------
      500,000   Brighton Township Municipal Authority                                  5.100      07/15/2022          504,255
-----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Bucks County IDA (Ann's Choice)                                        6.125      01/01/2025        3,111,090
-----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Bucks County IDA (Ann's Choice)                                        6.250      01/01/2035        3,101,850
-----------------------------------------------------------------------------------------------------------------------------
      800,000   Bucks County IDA (Chandler Hall Health Care Facility)                  6.300      05/01/2029          814,696
-----------------------------------------------------------------------------------------------------------------------------
      240,000   Bucks County IDA (PA Suburban Water Company)                           5.550      09/01/2032          252,814
-----------------------------------------------------------------------------------------------------------------------------
       15,000   Bucks County IDA (Pennswood Village)                                   5.800      10/01/2020           15,894
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Bucks County IDA (Pennswood Village)                                   6.000      10/01/2027        1,060,670
-----------------------------------------------------------------------------------------------------------------------------
       15,000   Bucks County IDA (USX Corp.)                                           5.600      03/01/2033           15,607
-----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Bucks County IDA RITES 1                                              10.727 2    09/01/2032        2,427,160
-----------------------------------------------------------------------------------------------------------------------------
       50,000   Bucks County Technical School Authority                                5.375      08/15/2015           50,043


                  18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    PRINCIPAL                                                                                                           VALUE
       AMOUNT                                                                         COUPON        MATURITY       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      20,000   Butler County Hospital Authority
                (Butler Memorial Hospital)                                            5.250%      07/01/2016      $    20,032
-----------------------------------------------------------------------------------------------------------------------------
      480,000   Butler County IDA (Greenview Gardens Apartments)                      6.000       07/01/2023          503,362
-----------------------------------------------------------------------------------------------------------------------------
      880,000   Butler County IDA (Greenview Gardens Apartments)                      6.250       07/01/2033          920,383
-----------------------------------------------------------------------------------------------------------------------------
       65,000   Cambria County GO                                                     5.000       08/15/2023           67,718
-----------------------------------------------------------------------------------------------------------------------------
       90,000   Cambria County GO                                                     6.200       08/15/2021           91,012
-----------------------------------------------------------------------------------------------------------------------------
      200,000   Cambridge Area Joint Authority                                        5.250       12/01/2021          204,942
-----------------------------------------------------------------------------------------------------------------------------
       25,000   Central Greene School District                                        5.250       02/15/2024           25,020
-----------------------------------------------------------------------------------------------------------------------------
    7,870,000   Chester County H&EFA (Chester County Hospital)                        5.875       07/01/2016        8,030,548
-----------------------------------------------------------------------------------------------------------------------------
      700,000   Chester County H&EFA (Chester County Hospital)                        6.750       07/01/2031          766,129
-----------------------------------------------------------------------------------------------------------------------------
       95,000   Chester County H&EFA (Devereaux Foundation)                           6.000       11/01/2019          100,646
-----------------------------------------------------------------------------------------------------------------------------
       25,000   Chester County H&EFA (Immaculata College)                             5.300       10/15/2011           25,005
-----------------------------------------------------------------------------------------------------------------------------
       30,000   Chester County H&EFA (Immaculata College)                             5.400       10/15/2012           30,006
-----------------------------------------------------------------------------------------------------------------------------
       25,000   Chester County H&EFA (Immaculata College)                             5.625       10/15/2027           25,131
-----------------------------------------------------------------------------------------------------------------------------
       65,000   Chester County H&EFA (Jefferson Health System)                        5.375       05/15/2027           67,316
-----------------------------------------------------------------------------------------------------------------------------
    7,500,000   Chester County H&EFA (Jenners Pond)                                   7.625       07/01/2034        8,531,175
-----------------------------------------------------------------------------------------------------------------------------
    2,040,000   Chester County IDA (Collegium Charter School)                         5.500       04/15/2031        2,137,553
-----------------------------------------------------------------------------------------------------------------------------
    1,575,000   Chester County IDA (Renaissance Academy-Edison
                Charter School)                                                       5.250       10/01/2010        1,582,970
-----------------------------------------------------------------------------------------------------------------------------
    1,870,000   Chester County IDA (Renaissance Academy-Edison
                Charter School)                                                       5.625       10/01/2015        1,881,033
-----------------------------------------------------------------------------------------------------------------------------
       35,000   Conrad Weiser Area School District                                    5.200       12/15/2010           35,259
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Conrad Weiser Area School District, Series AA 3                       5.250       12/15/2011        1,007,590
-----------------------------------------------------------------------------------------------------------------------------
      750,000   Crawford County Hospital Authority
                (Wesbury United Methodist Community)                                  6.125       08/15/2019          777,930
-----------------------------------------------------------------------------------------------------------------------------
    2,100,000   Cumberland County Municipal Authority
                (Presbyterian Homes)                                                  5.000       12/01/2020        2,196,159
-----------------------------------------------------------------------------------------------------------------------------
    1,050,000   Cumberland County Municipal Authority
                (Presbyterian Homes)                                                  5.000       12/01/2021        1,093,827
-----------------------------------------------------------------------------------------------------------------------------
    1,685,000   Cumberland County Municipal Authority
                (Wesley Affiliated Services)                                          7.250       01/01/2035        1,842,665
-----------------------------------------------------------------------------------------------------------------------------
      210,000   Delaware County Authority
                (Crozer-Chester Medical Center)                                       5.300       12/15/2020          210,292
-----------------------------------------------------------------------------------------------------------------------------
      120,000   Delaware County Authority
                (MHSSPA/MAS/MHH/MHP/MCMCSPA Obligated Group)                          5.375       11/15/2023          125,999
-----------------------------------------------------------------------------------------------------------------------------
    2,530,000   Delaware County Authority (Neumann College)                           6.000       10/01/2031        2,650,124
-----------------------------------------------------------------------------------------------------------------------------
       20,000   Delaware County Authority (Riddle Village)                            7.000       06/01/2021           20,235
-----------------------------------------------------------------------------------------------------------------------------
      750,000   Delaware County Authority (White Horse Village)                       7.625       07/01/2030          807,225
-----------------------------------------------------------------------------------------------------------------------------
       15,000   Delaware County Hospital Authority
                (CCMC/CKHS/DCMH Obligated Group)                                      5.375       12/01/2018           15,507
-----------------------------------------------------------------------------------------------------------------------------
       25,000   Delaware County Hospital Authority
                (CCMC/CKHS/DCMH Obligated Group)                                      6.250       12/15/2031           26,754


                  19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                            VALUE
       AMOUNT                                                                         COUPON        MATURITY        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      10,000   Delaware County IDA (American Ref-Fuel Company)                       6.100%      07/01/2013      $     10,511
------------------------------------------------------------------------------------------------------------------------------
       25,000   Delaware County IDA (American Ref-Fuel Company)                       6.200       07/01/2019            25,790
------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)              5.000       11/01/2036         5,122,550
------------------------------------------------------------------------------------------------------------------------------
    5,670,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)              5.000       02/01/2035         5,804,096
------------------------------------------------------------------------------------------------------------------------------
   11,055,000   Delaware County IDA Water Facilities (Aqua Pennsylvania) 5            5.000       11/01/2037        11,317,335
------------------------------------------------------------------------------------------------------------------------------
    9,900,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)              5.000       11/01/2038        10,133,343
------------------------------------------------------------------------------------------------------------------------------
    2,250,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)
                RITES 1                                                               8.666 2     11/01/2038         2,462,175
------------------------------------------------------------------------------------------------------------------------------
      175,000   Delaware River Port Authority PA/NJ                                   5.400       01/01/2015           178,806
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Delaware River Port Authority PA/NJ                                   5.400       01/01/2016         2,043,540
------------------------------------------------------------------------------------------------------------------------------
      250,000   Delaware River Port Authority PA/NJ                                   5.500       01/01/2026           255,370
------------------------------------------------------------------------------------------------------------------------------
    7,445,000   Delaware River Port Authority PA/NJ                                   5.500       01/01/2026         7,606,408
------------------------------------------------------------------------------------------------------------------------------
       25,000   Delaware Valley Regional Financial Authority, Series A                5.900       04/15/2016            25,136
------------------------------------------------------------------------------------------------------------------------------
      255,000   Eastern York County Sewer Authority                                   6.000       09/15/2016           257,188
------------------------------------------------------------------------------------------------------------------------------
      270,000   Eastern York County Sewer Authority                                   6.000       09/15/2019           271,971
------------------------------------------------------------------------------------------------------------------------------
      170,000   Erie County Hospital Authority (St. Mary's Home of Erie)              6.000       08/15/2029           181,257
------------------------------------------------------------------------------------------------------------------------------
      140,000   Erie County IDA (International Paper Company)                         5.000       11/01/2018           139,467
------------------------------------------------------------------------------------------------------------------------------
       50,000   Erie-Western PA Port Authority                                        6.875       06/15/2016            51,485
------------------------------------------------------------------------------------------------------------------------------
        5,000   Exeter Township Sewer Authority                                       6.500       04/01/2008             5,020
------------------------------------------------------------------------------------------------------------------------------
       80,000   Falls Township Hospital Authority
                (Delaware Valley Medical Center)                                      7.000       08/01/2022            80,409
------------------------------------------------------------------------------------------------------------------------------
       45,000   Ferndale Area School District GO                                      6.750       07/15/2009            45,123
------------------------------------------------------------------------------------------------------------------------------
       50,000   Horizon Hospital System Authority
                (Horizon Hospital Systems)                                            6.350       05/15/2026            51,278
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Horsham Industrial & Commercial Devel. Authority
                (GF/Pennsylvania Property)                                            8.375       09/01/2024           996,620
------------------------------------------------------------------------------------------------------------------------------
       40,000   Indiana County IDA Pollution Control (PSEG Power LLC)                 5.850       06/01/2027            41,947
------------------------------------------------------------------------------------------------------------------------------
      250,000   Jeannette Health Services Authority
                (Jeannette District Memorial Hospital)                                6.000       11/01/2018           248,873
------------------------------------------------------------------------------------------------------------------------------
      305,000   Kennett Consolidated School District                                  5.150       02/15/2021           305,241
------------------------------------------------------------------------------------------------------------------------------
       25,000   Lancaster County Hospital Authority
                (Saint Anne's Home for the Aged)                                      6.500       04/01/2015            25,025
------------------------------------------------------------------------------------------------------------------------------
       40,000   Lancaster County IDA (Garden Spot Village)                            7.600       05/01/2022            43,888
------------------------------------------------------------------------------------------------------------------------------
    2,300,000   Lancaster County IDA (Garden Spot Village)                            7.625       05/01/2031         2,507,253
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Langhorne Manor Boro Higher Education Authority
                (Lower Bucks Hospital)                                                7.350       07/01/2022         1,000,140
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Langhorne Manor Boro Higher Education Authority
                (Philadelphia Biblical University)                                    5.200       04/01/2020           988,580
------------------------------------------------------------------------------------------------------------------------------
      575,000   Langhorne Manor Boro Higher Education Authority
                (Philadelphia Biblical University)                                    5.500       04/01/2025           576,386


                  20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    PRINCIPAL                                                                                                            VALUE
       AMOUNT                                                                         COUPON        MATURITY        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      35,000   Latrobe IDA (St. Vincent College)                                      5.700%     05/01/2031      $     36,662
------------------------------------------------------------------------------------------------------------------------------
       55,000   Lawrence County IDA (Pennsylvania Power & Light)                       5.400      09/15/2017            55,145
------------------------------------------------------------------------------------------------------------------------------
      105,000   Lawrence County IDA (Shenango Presbyterian Center)                     7.000      11/15/2016           105,379
------------------------------------------------------------------------------------------------------------------------------
    5,190,000   Lawrence County IDA (Shenango Presbyterian Center)                     7.500      11/15/2031         5,335,164
------------------------------------------------------------------------------------------------------------------------------
    1,020,000   Lehigh County GPA (Bible Fellowship Church Home)                       6.000      12/15/2023         1,025,855
------------------------------------------------------------------------------------------------------------------------------
    1,060,000   Lehigh County GPA (Bible Fellowship Church Home)                       7.625      11/01/2021         1,172,349
------------------------------------------------------------------------------------------------------------------------------
      750,000   Lehigh County GPA (Bible Fellowship Church Home)                       7.750      11/01/2033           822,150
------------------------------------------------------------------------------------------------------------------------------
      115,000   Lehigh County GPA (Cedar Crest College)                                6.600      04/01/2010           116,262
------------------------------------------------------------------------------------------------------------------------------
      100,000   Lehigh County GPA (Cedar Crest College)                                6.650      04/01/2017           102,275
------------------------------------------------------------------------------------------------------------------------------
      115,000   Lehigh County GPA (Cedar Crest College)                                6.700      04/01/2026           117,740
------------------------------------------------------------------------------------------------------------------------------
    1,485,000   Lehigh County GPA (Kidspeace Obligated Group)                          5.800      11/01/2012         1,455,671
------------------------------------------------------------------------------------------------------------------------------
    1,265,000   Lehigh County GPA (Kidspeace Obligated Group) 3                        5.800      11/01/2012         1,344,809
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Lehigh County GPA (Kidspeace Obligated Group)                          6.000      11/01/2018         2,126,760
------------------------------------------------------------------------------------------------------------------------------
    8,155,000   Lehigh County GPA (Kidspeace Obligated Group)                          6.000      11/01/2018         7,969,718
------------------------------------------------------------------------------------------------------------------------------
    1,100,000   Lehigh County GPA (Kidspeace Obligated Group) 3                        6.000      11/01/2023         1,058,101
------------------------------------------------------------------------------------------------------------------------------
    2,815,000   Lehigh County GPA (Kidspeace Obligated Group)                          6.000      11/01/2023         2,988,123
------------------------------------------------------------------------------------------------------------------------------
       55,000   Lehigh County GPA (Lehigh Valley Health Network)                       5.000      07/01/2028            56,066
------------------------------------------------------------------------------------------------------------------------------
      200,000   Lehigh County IDA (Lifepath)                                           5.850      06/01/2008           198,742
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Lehigh County IDA (Pennsylvania Power & Light
                Company) RITES 1,7                                                     9.732 2    02/15/2027         1,094,680
------------------------------------------------------------------------------------------------------------------------------
    4,335,000   Lehigh County IDA Pollution Control RITES 1,3                          7.735 2    02/15/2027         4,608,625
------------------------------------------------------------------------------------------------------------------------------
      650,000   Lehigh Northampton Airport Authority
                (Lehigh Valley International Airport)                                  5.000      01/01/2021           672,425
------------------------------------------------------------------------------------------------------------------------------
      750,000   Lehigh Northampton Airport Authority
                (Lehigh Valley International Airport)                                  5.000      01/01/2023           771,990
------------------------------------------------------------------------------------------------------------------------------
       30,000   Lewisburg Area School District                                         5.125      03/15/2018            30,057
------------------------------------------------------------------------------------------------------------------------------
       15,000   Lewistown Boro Municipal Water Authority                               5.250      01/01/2028            15,409
------------------------------------------------------------------------------------------------------------------------------
    3,160,000   Luzerne County IDA ROLs 1                                             10.235 2    09/01/2034         3,514,615
------------------------------------------------------------------------------------------------------------------------------
       10,000   Lycoming County Authority (Muncy Valley Hospital)                      5.500      11/15/2022            10,215
------------------------------------------------------------------------------------------------------------------------------
       20,000   Lycoming County Hospital Authority
                (WH/NCPHS Obligated Group)                                             5.250      11/15/2015            20,423
------------------------------------------------------------------------------------------------------------------------------
      975,000   Lycoming County Recreation Authority                                   5.000      12/15/2027           984,321
------------------------------------------------------------------------------------------------------------------------------
    4,260,000   McKean County Hospital Authority (Bradford Hospital)                   5.000      10/01/2016         4,466,099
------------------------------------------------------------------------------------------------------------------------------
    2,730,000   McKean County Hospital Authority (Bradford Hospital)                   5.000      10/01/2020         2,830,464
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   McKean County Hospital Authority (Bradford Hospital)                   5.250      10/01/2030         2,058,680
------------------------------------------------------------------------------------------------------------------------------
      100,000   Mifflin County Hospital Authority (Lewiston Hospital)                  6.200      07/01/2030           109,179
------------------------------------------------------------------------------------------------------------------------------
    7,240,000   Montgomery County HEHA (Arcadia University) 5                          5.000      04/01/2036         7,401,742
------------------------------------------------------------------------------------------------------------------------------
       25,000   Montgomery County HEHA (Foulkeways at Gwynedd)                         6.100      11/15/2008            25,028
------------------------------------------------------------------------------------------------------------------------------
       20,000   Montgomery County HEHA (Waverly Heights)                               6.000      01/01/2008            20,025
------------------------------------------------------------------------------------------------------------------------------
       50,000   Montgomery County HEHA (Waverly Heights)                               6.000      01/01/2013            50,046


             21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                            VALUE
       AMOUNT                                                                         COUPON        MATURITY        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      25,000   Montgomery County HEHA (Waverly Heights)                              6.375%      01/01/2026      $     25,269
------------------------------------------------------------------------------------------------------------------------------
      140,000   Montgomery County IDA
                (ACTS Retirement Life Community)                                      5.250       11/15/2028           142,029
------------------------------------------------------------------------------------------------------------------------------
    1,345,000   Montgomery County IDA (ACTS/BPE Obligated Group)                      5.875       11/15/2022         1,384,772
------------------------------------------------------------------------------------------------------------------------------
    1,750,000   Montgomery County IDA (Meadowood Corp.)                               6.250       12/01/2017         1,815,625
------------------------------------------------------------------------------------------------------------------------------
       50,000   Montgomery County IDA
                (Pennsylvania-American Water Company)                                 5.050       06/01/2029            50,464
------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Montgomery County IDA (Whitemarsh Continued Care) 3                   6.250       02/01/2035         2,620,850
------------------------------------------------------------------------------------------------------------------------------
    3,840,000   Montgomery County IDA (Wordsworth Academy)                            8.000       09/01/2024         3,843,034
------------------------------------------------------------------------------------------------------------------------------
      145,000   Montgomery County Redevel. Authority                                  5.600       01/15/2024           146,534
------------------------------------------------------------------------------------------------------------------------------
       15,000   Montgomery County Redevel. Authority (Pheasant Run)                   5.600       01/15/2024            15,159
------------------------------------------------------------------------------------------------------------------------------
       50,000   Moon IDA (Ellis School)                                               5.650       03/01/2020            52,082
------------------------------------------------------------------------------------------------------------------------------
      220,000   Muncy Boro Municipal Utility Authority                                5.000       07/01/2020           221,448
------------------------------------------------------------------------------------------------------------------------------
      600,000   Myerstown Water Authority                                             5.000       11/15/2018           600,768
------------------------------------------------------------------------------------------------------------------------------
    2,905,000   New Morgan IDA (Browning-Ferris Industries)                           6.500       04/01/2019         2,898,057
------------------------------------------------------------------------------------------------------------------------------
       40,000   New Wilmington Municipal Authority
                (Westminster College)                                                 5.300       03/01/2018            40,654
------------------------------------------------------------------------------------------------------------------------------
       25,000   New Wilmington Municipal Authority
                (Westminster College)                                                 5.350       03/01/2028            25,207
------------------------------------------------------------------------------------------------------------------------------
      170,000   Northampton County IDA (Moravian Hall Square)                         5.350       07/01/2010           171,097
------------------------------------------------------------------------------------------------------------------------------
       40,000   Northampton County IDA (Moravian Hall Square)                         5.700       07/01/2020            40,314
------------------------------------------------------------------------------------------------------------------------------
      470,000   Northeastern PA Hospital & Education Authority
                (Wilkes University)                                                   5.625       10/01/2018           475,353
------------------------------------------------------------------------------------------------------------------------------
      830,000   Northumberland County IDA (Aqua Pennsylvania)                         5.050       10/01/2039           849,779
------------------------------------------------------------------------------------------------------------------------------
      625,000   Northumberland County IDA (NHS Youth Services)                        5.500       02/15/2033           655,600
------------------------------------------------------------------------------------------------------------------------------
    1,870,000   Northumberland County IDA (NHS Youth Services)                        7.500       02/15/2029         1,932,645
------------------------------------------------------------------------------------------------------------------------------
    3,955,000   Northumberland County IDA (NHS Youth Services)                        7.750       02/15/2029         4,140,252
------------------------------------------------------------------------------------------------------------------------------
    9,000,000   PA EDFA (30th St. Garage)                                             5.875       06/01/2033         9,590,580
------------------------------------------------------------------------------------------------------------------------------
       50,000   PA EDFA (Amtrak)                                                      6.000       11/01/2011            51,399
------------------------------------------------------------------------------------------------------------------------------
      250,000   PA EDFA (Amtrak)                                                      6.125       11/01/2021           266,840
------------------------------------------------------------------------------------------------------------------------------
    5,005,000   PA EDFA (Amtrak)                                                      6.250       11/01/2031         5,382,878
------------------------------------------------------------------------------------------------------------------------------
      930,000   PA EDFA (Amtrak)                                                      6.375       11/01/2041         1,003,079
------------------------------------------------------------------------------------------------------------------------------
   10,670,000   PA EDFA (Colver)                                                      4.625       12/01/2018        10,769,338
------------------------------------------------------------------------------------------------------------------------------
   14,700,000   PA EDFA (National Gypsum Company)                                     6.125       11/02/2027        15,549,219
------------------------------------------------------------------------------------------------------------------------------
    5,000,000   PA EDFA (National Gypsum Company) 3                                   6.250       11/01/2027         5,333,650
------------------------------------------------------------------------------------------------------------------------------
    7,000,000   PA EDFA (Northampton Generating)                                      6.400       01/01/2009         6,999,370
------------------------------------------------------------------------------------------------------------------------------
    4,965,000   PA EDFA (Northampton Generating)                                      6.500       01/01/2013         4,964,553
------------------------------------------------------------------------------------------------------------------------------
    6,000,000   PA EDFA (Northampton Generating)                                      6.600       01/01/2019         6,058,980
------------------------------------------------------------------------------------------------------------------------------
    4,310,000   PA EDFA (Northwestern Human Services)                                 5.250       06/01/2014         4,252,548
------------------------------------------------------------------------------------------------------------------------------
    3,000,000   PA EDFA (Northwestern Human Services)                                 5.250       06/01/2028         2,657,610


                  22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    PRINCIPAL                                                                                                            VALUE
       AMOUNT                                                                         COUPON        MATURITY        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$  12,500,000   PA EDFA (Reliant Energy)                                              6.750%      12/01/2036      $ 13,326,500
------------------------------------------------------------------------------------------------------------------------------
    8,000,000   PA EDFA (Reliant Energy)                                              6.750       12/01/2036         8,528,960
------------------------------------------------------------------------------------------------------------------------------
    5,000,000   PA EDFA (Reliant Energy) RITES 1,7                                    9.369 2     12/01/2036         5,661,150
------------------------------------------------------------------------------------------------------------------------------
    3,000,000   PA EDFA (Waste Management)                                            5.100       10/01/2027         3,011,580
------------------------------------------------------------------------------------------------------------------------------
    2,500,000   PA EDFA ROLs 1                                                        8.827 2     12/01/2018         2,593,150
------------------------------------------------------------------------------------------------------------------------------
       65,000   PA HEFA (Allegheny Delaware Valley Obligated Group)                   5.875       11/15/2021            67,475
------------------------------------------------------------------------------------------------------------------------------
      115,000   PA HEFA (Allegheny General Hospital)                                  7.125       09/01/2007           115,163
------------------------------------------------------------------------------------------------------------------------------
       40,000   PA HEFA (Allegheny General Hospital)                                  7.250       09/01/2017            40,061
------------------------------------------------------------------------------------------------------------------------------
    1,500,000   PA HEFA (CA University of PA Student Assoc.)                          6.750       09/01/2020         1,597,410
------------------------------------------------------------------------------------------------------------------------------
      110,000   PA HEFA (CA University of PA Student Assoc.)                          6.750       09/01/2032           115,265
------------------------------------------------------------------------------------------------------------------------------
       50,000   PA HEFA (CA University of PA Student Assoc.)                          6.800       09/01/2025            52,771
------------------------------------------------------------------------------------------------------------------------------
    1,475,000   PA HEFA (College of Science & Agriculture)                            5.350       04/15/2028         1,478,614
------------------------------------------------------------------------------------------------------------------------------
    1,460,000   PA HEFA (Delaware Valley College of Science & Agriculture)            5.650       04/15/2025         1,501,829
------------------------------------------------------------------------------------------------------------------------------
      815,000   PA HEFA (Delaware Valley College of Science & Agriculture)            5.750       04/15/2029           837,665
------------------------------------------------------------------------------------------------------------------------------
      220,000   PA HEFA (Delaware Valley College of Science & Agriculture)            5.750       04/15/2034           225,502
------------------------------------------------------------------------------------------------------------------------------
    3,210,000   PA HEFA (Delaware Valley College of Science & Agriculture)            5.800       04/15/2030         3,312,142
------------------------------------------------------------------------------------------------------------------------------
    3,385,000   PA HEFA (Delaware Valley College of Science & Agriculture)            5.800       04/15/2033         3,476,869
------------------------------------------------------------------------------------------------------------------------------
    1,820,000   PA HEFA (Geneva College)                                              5.375       04/01/2023         1,883,609
------------------------------------------------------------------------------------------------------------------------------
      860,000   PA HEFA (Geneva College)                                              5.450       04/01/2018           895,905
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   PA HEFA (Geneva College)                                              6.125       04/01/2022         1,062,530
------------------------------------------------------------------------------------------------------------------------------
       50,000   PA HEFA (La Salle University)                                         5.500       05/01/2034            51,957
------------------------------------------------------------------------------------------------------------------------------
      735,000   PA HEFA (Lycoming College)                                            5.250       11/01/2027           771,743
------------------------------------------------------------------------------------------------------------------------------
    1,490,000   PA HEFA (Marywood University)                                         5.125       06/01/2029         1,552,416
------------------------------------------------------------------------------------------------------------------------------
        5,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                                5.875       11/15/2016             5,190
------------------------------------------------------------------------------------------------------------------------------
    3,025,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                                5.875       11/15/2021         3,142,612
------------------------------------------------------------------------------------------------------------------------------
      250,000   PA HEFA (Philadelphia University)                                     5.000       06/01/2035           247,325
------------------------------------------------------------------------------------------------------------------------------
    2,200,000   PA HEFA (Philadelphia University) 3                                   5.250       06/01/2032         2,217,710
------------------------------------------------------------------------------------------------------------------------------
      250,000   PA HEFA (Philadelphia University)                                     6.000       06/01/2029           268,513
------------------------------------------------------------------------------------------------------------------------------
       50,000   PA HEFA (Philadelphia University)                                     6.100       06/01/2030            53,899
------------------------------------------------------------------------------------------------------------------------------
      100,000   PA HEFA (Saint Francis University)                                    5.750       11/01/2023           103,882
------------------------------------------------------------------------------------------------------------------------------
    2,300,000   PA HEFA (Slippery Rock University Foundation)                         5.000       07/01/2023         2,418,956
------------------------------------------------------------------------------------------------------------------------------
    3,925,000   PA HEFA (St. Francis University)                                      6.250       11/01/2018         4,219,689
------------------------------------------------------------------------------------------------------------------------------
      530,000   PA HEFA (St. Joseph University)                                       5.875       07/15/2025           541,581
------------------------------------------------------------------------------------------------------------------------------
      230,000   PA HEFA (St. Joseph University)                                       5.875       07/15/2025           235,026
------------------------------------------------------------------------------------------------------------------------------
       25,000   PA HEFA (University of the Arts)                                      5.750       03/15/2030            26,515
------------------------------------------------------------------------------------------------------------------------------
       30,000   PA HEFA (UPMC Health System)                                          6.000       01/15/2031            32,785
------------------------------------------------------------------------------------------------------------------------------
      750,000   PA HEFA (Widener University)                                          5.000       07/15/2026           768,443
------------------------------------------------------------------------------------------------------------------------------
      100,000   PA HFA                                                                5.500       04/01/2029           102,664
------------------------------------------------------------------------------------------------------------------------------
       45,000   PA HFA (Multifamily FHA Mtg.)                                         8.200       07/01/2024            45,674


                  23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                            VALUE
       AMOUNT                                                                         COUPON        MATURITY        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      75,000   PA HFA (Single Family Mtg.)                                           5.450%      10/01/2032      $     77,040
------------------------------------------------------------------------------------------------------------------------------
    2,500,000   PA HFA (Single Family Mtg.) RITES 1                                   8.938 2     10/01/2020         2,776,150
------------------------------------------------------------------------------------------------------------------------------
    2,500,000   PA HFA (Single Family Mtg.) RITES 1                                   9.138 2     10/01/2022         2,775,000
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   PA HFA (Single Family Mtg.) RITES 1                                   9.631 2     04/01/2021         2,207,160
------------------------------------------------------------------------------------------------------------------------------
    2,850,000   PA HFA (Single Family Mtg.) RITES 1                                   9.938 2     10/01/2022         3,249,114
------------------------------------------------------------------------------------------------------------------------------
    2,475,000   PA HFA (Single Family Mtg.), Series 59A                               5.800       10/01/2029         2,540,736
------------------------------------------------------------------------------------------------------------------------------
       10,000   PA HFA (Single Family Mtg.), Series 60A                               5.850       10/01/2027            10,149
------------------------------------------------------------------------------------------------------------------------------
    9,180,000   PA HFA (Single Family Mtg.), Series 61A                               5.450       10/01/2021         9,385,448
------------------------------------------------------------------------------------------------------------------------------
       85,000   PA HFA (Single Family Mtg.), Series 61A                               5.500       04/01/2029            87,264
------------------------------------------------------------------------------------------------------------------------------
      195,000   PA HFA (Single Family Mtg.), Series 63A                               5.430 6     04/01/2030            51,997
------------------------------------------------------------------------------------------------------------------------------
       50,000   PA HFA (Single Family Mtg.), Series 66A                               5.650       04/01/2029            51,264
------------------------------------------------------------------------------------------------------------------------------
    4,740,000   PA HFA (Single Family Mtg.), Series 70A                               5.800       04/01/2027         4,905,900
------------------------------------------------------------------------------------------------------------------------------
    2,365,000   PA Infrastructure Investment Authority                                5.625       09/01/2014         2,444,180
------------------------------------------------------------------------------------------------------------------------------
      400,000   PA Intergovernmental Cooperative Authority                            5.500       06/15/2011           403,388
------------------------------------------------------------------------------------------------------------------------------
       35,000   Patterson Township Municipal Authority                                5.250       04/15/2007            35,046
------------------------------------------------------------------------------------------------------------------------------
       10,000   Patterson Township Municipal Authority                                5.500       04/15/2011            10,012
------------------------------------------------------------------------------------------------------------------------------
      220,000   Philadelphia Airport                                                  5.375       06/15/2015           230,699
------------------------------------------------------------------------------------------------------------------------------
    1,310,000   Philadelphia Airport, Series A                                        5.000       06/15/2023         1,358,051
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Philadelphia Airport, Series A 3                                      5.000       06/15/2024         2,067,180
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Philadelphia Airport, Series A                                        5.000       06/15/2025         2,064,100
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Philadelphia Airport Authority for Industrial Devel. RITES 1          9.930 2     07/01/2022         2,507,520
------------------------------------------------------------------------------------------------------------------------------
       20,000   Philadelphia Airport System, Series B                                 5.400       06/15/2027            20,542
------------------------------------------------------------------------------------------------------------------------------
    6,720,000   Philadelphia Authority for Industrial Devel.
                (Aero Philadelphia)                                                   5.500       01/01/2024         6,755,011
------------------------------------------------------------------------------------------------------------------------------
    2,565,000   Philadelphia Authority for Industrial Devel.
                (City of Philadelphia)                                                5.375       02/15/2027         2,657,879
------------------------------------------------------------------------------------------------------------------------------
       25,000   Philadelphia Authority for Industrial Devel.
                (Philadelphia Airport)                                                5.000       07/01/2019            25,562
------------------------------------------------------------------------------------------------------------------------------
      305,000   Philadelphia Authority for Industrial Devel.
                (Philadelphia Airport)                                                5.000       07/01/2023           310,118
------------------------------------------------------------------------------------------------------------------------------
      440,000   Philadelphia Authority for Industrial Devel.
                (Philadelphia Airport)                                                5.125       07/01/2028           448,664
------------------------------------------------------------------------------------------------------------------------------
      165,000   Philadelphia Authority for Industrial Devel.
                (Philadelphia Airport)                                                5.300       07/01/2017           171,214
------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Philadelphia Authority for Industrial Devel.
                (Presbyterian Homes Germantown)                                       5.625       07/01/2035         3,033,540
------------------------------------------------------------------------------------------------------------------------------
    1,370,000   Philadelphia Authority for Industrial Devel.
                (Stapeley Germantown)                                                 5.000       01/01/2015         1,359,259
------------------------------------------------------------------------------------------------------------------------------
    1,580,000   Philadelphia Authority for Industrial Devel.
                (Stapeley Germantown)                                                 5.125       01/01/2021         1,542,759
------------------------------------------------------------------------------------------------------------------------------
    1,400,000   Philadelphia Authority for Industrial Devel. Senior Living
                (Arbor House)                                                         6.100       07/01/2033         1,463,420


                  24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    PRINCIPAL                                                                                                            VALUE
       AMOUNT                                                                         COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   1,240,000   Philadelphia Authority for Industrial Devel. Senior Living
                (Miriam and Robert M. Rieder House)                                    6.100%      07/01/2033     $  1,296,172
------------------------------------------------------------------------------------------------------------------------------
    1,160,000   Philadelphia Authority for Industrial Devel. Senior Living
                (Robert Saligman House)                                                6.100       07/01/2033        1,212,548
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Philadelphia Gas Works                                                 5.250       08/01/2021        1,072,560
------------------------------------------------------------------------------------------------------------------------------
       60,000   Philadelphia Gas Works                                                 5.250       08/01/2024           60,503
------------------------------------------------------------------------------------------------------------------------------
    1,780,000   Philadelphia Gas Works RITES 1                                         9.096 2     08/01/2031        2,015,708
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Philadelphia Gas Works RITES 1                                         9.734 2     08/01/2021        2,532,880
------------------------------------------------------------------------------------------------------------------------------
    8,000,000   Philadelphia GO                                                        5.000       05/15/2020        8,190,800
------------------------------------------------------------------------------------------------------------------------------
       35,000   Philadelphia GO                                                        5.000       05/15/2025           35,546
------------------------------------------------------------------------------------------------------------------------------
      205,000   Philadelphia GO                                                        5.000       03/15/2028          210,301
------------------------------------------------------------------------------------------------------------------------------
    1,210,000   Philadelphia H&HEFA
                (Centralized Comprehensive Human Services)                             7.250       01/01/2021        1,277,966
------------------------------------------------------------------------------------------------------------------------------
      165,000   Philadelphia H&HEFA (Frankford Hospital)                               5.750       01/01/2019          168,463
------------------------------------------------------------------------------------------------------------------------------
    1,785,000   Philadelphia H&HEFA (Jeanes Health System)                             6.600       07/01/2010        1,916,555
------------------------------------------------------------------------------------------------------------------------------
       80,000   Philadelphia H&HEFA (Jefferson Health System)                          5.000       05/15/2018           82,354
------------------------------------------------------------------------------------------------------------------------------
    2,380,000   Philadelphia H&HEFA (Philadelphia Protestant Home)                     6.500       07/01/2027        2,401,230
------------------------------------------------------------------------------------------------------------------------------
       15,000   Philadelphia H&HEFA
                (Temple University Children's Medical Center)                          5.750       06/15/2029           15,258
------------------------------------------------------------------------------------------------------------------------------
       10,000   Philadelphia H&HEFA (Temple University Hospital)                       5.500       11/15/2027           10,394
------------------------------------------------------------------------------------------------------------------------------
       25,000   Philadelphia H&HEFA (Temple University Hospital)                       5.500       11/15/2027           25,039
------------------------------------------------------------------------------------------------------------------------------
       35,000   Philadelphia H&HEFA (Temple University Hospital)                       5.875       11/15/2023           35,445
------------------------------------------------------------------------------------------------------------------------------
        5,000   Philadelphia H&HEFA (Temple University Hospital)                       6.500       11/15/2008            5,234
------------------------------------------------------------------------------------------------------------------------------
    3,675,000   Philadelphia H&HEFA (Temple University Hospital)                       6.625       11/15/2023        3,703,702
------------------------------------------------------------------------------------------------------------------------------
    3,870,000   Philadelphia IDA (Air Cargo)                                           7.500       01/01/2025        4,129,832
------------------------------------------------------------------------------------------------------------------------------
       25,000   Philadelphia IDA (American College of Physicians)                      6.000       06/15/2030           26,774
------------------------------------------------------------------------------------------------------------------------------
       85,000   Philadelphia IDA (Baker's Bay Nursing Home Associates)                 5.750       08/01/2023           85,143
------------------------------------------------------------------------------------------------------------------------------
    1,150,000   Philadelphia IDA (Baptist Home of Philadelphia)                        5.500       11/15/2018        1,134,337
------------------------------------------------------------------------------------------------------------------------------
      526,000   Philadelphia IDA (Baptist Home of Philadelphia)                        5.600       11/15/2028          509,447
------------------------------------------------------------------------------------------------------------------------------
      450,000   Philadelphia IDA (Cathedral Village)                                   6.750       04/01/2023          490,136
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Philadelphia IDA (Cathedral Village)                                   6.875       04/01/2034        1,081,050
------------------------------------------------------------------------------------------------------------------------------
    2,750,000   Philadelphia IDA (First Mtg.-CPAP)                                     6.125       04/01/2019        2,120,690
------------------------------------------------------------------------------------------------------------------------------
    1,330,000   Philadelphia IDA
                (International Educational & Community Project)                        5.875       06/01/2022        1,434,033
------------------------------------------------------------------------------------------------------------------------------
       25,000   Philadelphia IDA (The Franklin Institute)                              5.200       06/15/2018           25,212
------------------------------------------------------------------------------------------------------------------------------
    3,425,000   Philadelphia IDA RITES 1                                               9.107 2     10/01/2026        4,233,095
------------------------------------------------------------------------------------------------------------------------------
       20,000   Philadelphia Parking Authority, Series A                               5.250       02/15/2029           20,936
------------------------------------------------------------------------------------------------------------------------------
      190,000   Philadelphia Redevel. Authority (Multifamily Hsg.)                     5.450       02/01/2023          193,836
------------------------------------------------------------------------------------------------------------------------------
    2,580,000   Philadelphia Redevel. Authority (Pavilion Apartments)                  6.000       10/01/2023        2,670,171
------------------------------------------------------------------------------------------------------------------------------
    4,100,000   Philadelphia Redevel. Authority (Pavilion Apartments)                  6.250       10/01/2032        4,234,767
------------------------------------------------------------------------------------------------------------------------------
    2,250,000   Philadelphia Redevel. Authority ROLs 1                                10.438 2     04/15/2028        2,637,225


              25 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                            VALUE
       AMOUNT                                                                         COUPON        MATURITY        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   2,000,000   Philadelphia School District GO RITES 1                               11.110% 2   08/01/2022      $  2,952,120
------------------------------------------------------------------------------------------------------------------------------
       50,000   Pittsburgh & Allegheny County Public
                Auditorium Authority                                                   5.000      02/01/2029            51,964
------------------------------------------------------------------------------------------------------------------------------
       60,000   Pittsburgh Urban Redevel. Authority                                    5.600      04/01/2020            61,343
------------------------------------------------------------------------------------------------------------------------------
       20,000   Pittsburgh Urban Redevel. Authority
                (Home Improvement Loans), Series A                                     5.650      08/01/2015            20,007
------------------------------------------------------------------------------------------------------------------------------
       20,000   Pittsburgh Urban Redevel. Authority (Oliver Garage)                    5.450      06/01/2028            20,949
------------------------------------------------------------------------------------------------------------------------------
       25,000   Pittsburgh Urban Redevel. Authority Mtg., Series A                     5.650      10/01/2024            25,138
------------------------------------------------------------------------------------------------------------------------------
       25,000   Pittsburgh Urban Redevel. Authority Mtg., Series A                     5.650      10/01/2024            25,217
------------------------------------------------------------------------------------------------------------------------------
       10,000   Pittsburgh Urban Redevel. Authority Mtg., Series A                     5.750      04/01/2010            10,219
------------------------------------------------------------------------------------------------------------------------------
      160,000   Pittsburgh Urban Redevel. Authority Mtg., Series A                     6.050      10/01/2026           163,440
------------------------------------------------------------------------------------------------------------------------------
       20,000   Pittsburgh Urban Redevel. Authority Mtg., Series A                     7.250      02/01/2024            20,024
------------------------------------------------------------------------------------------------------------------------------
       10,000   Pittsburgh Urban Redevel. Authority Mtg., Series C                     5.700      04/01/2030            10,190
------------------------------------------------------------------------------------------------------------------------------
      605,000   Pittsburgh Urban Redevel. Authority Mtg., Series C                     5.950      10/01/2029           622,745
------------------------------------------------------------------------------------------------------------------------------
       10,000   Pittsburgh Urban Redevel. Authority Mtg., Series C                     7.125      08/01/2013            10,012
------------------------------------------------------------------------------------------------------------------------------
    2,250,000   Pittsburgh Water & Sewer Authority                                     5.000      09/01/2033         2,334,038
------------------------------------------------------------------------------------------------------------------------------
      120,000   Potter County Hospital Authority
                (Charles Cole Memorial Hospital)                                       6.050      08/01/2024           123,780
------------------------------------------------------------------------------------------------------------------------------
       30,000   Pottstown Boro Authority                                               5.500      11/01/2021            30,438
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Pottsville Hospital Authority
                (Pottsville Hospital & Warne Clinic)                                   5.500      07/01/2018         1,001,070
------------------------------------------------------------------------------------------------------------------------------
    4,170,000   Pottsville Hospital Authority
                (Pottsville Hospital & Warne Clinic)                                   5.625      07/01/2024         4,139,100
------------------------------------------------------------------------------------------------------------------------------
       25,000   Pottsville Hospital Authority
                (Pottsville Hospital & Warne Clinic)                                   5.625      07/01/2024            25,610
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Saxonburg Area Authority (Sewer & Water)                               5.000      03/01/2030         1,035,620
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Saxonburg Area Authority (Sewer & Water)                               5.000      03/01/2035         1,030,720
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Sayre Health Care Facilities (Guthrie Healthcare System)               7.125      12/01/2031         2,369,520
------------------------------------------------------------------------------------------------------------------------------
       10,000   Scranton Parking Authority                                             7.000      09/15/2009            10,020
------------------------------------------------------------------------------------------------------------------------------
       65,000   Snyder County Higher Education Authority
                (Susquehanna University)                                               5.000      01/01/2028            65,057
------------------------------------------------------------------------------------------------------------------------------
       30,000   Somerset County Hospital Authority
                (Somerset Community Hospital)                                          5.375      03/01/2017            30,895
------------------------------------------------------------------------------------------------------------------------------
       25,000   South Fork Municipal Authority
                (Conemaugh Valley Memorial Hospital)                                   5.000      07/01/2028            25,485
------------------------------------------------------------------------------------------------------------------------------
       60,000   South Fork Municipal Authority
                (Good Samaritan Medial Center of Johnstown)                            5.250      07/01/2026            61,543
------------------------------------------------------------------------------------------------------------------------------
       25,000   South Fork Municipal Authority
                (Good Samaritan Medial Center of Johnstown)                            5.375      07/01/2016            25,709
------------------------------------------------------------------------------------------------------------------------------
    1,400,000   Southcentral General Authority (Hanover Hospital)                      5.000      12/01/2023         1,449,420


                  26 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    PRINCIPAL                                                                                                            VALUE
       AMOUNT                                                                         COUPON        MATURITY        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   2,245,000   Southcentral General Authority (Hanover Hospital)                     5.000%      12/01/2025      $  2,324,249
------------------------------------------------------------------------------------------------------------------------------
    3,265,000   Southcentral General Authority (Hanover Hospital)                     5.000       12/01/2026         3,369,774
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Southcentral General Authority (Hanover Hospital)                     5.000       12/01/2027         2,062,580
------------------------------------------------------------------------------------------------------------------------------
    2,510,000   Southcentral General Authority (Hanover Hospital)                     5.000       12/01/2028         2,584,547
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Southcentral General Authority (Hanover Hospital)                     5.000       12/01/2030         1,024,930
------------------------------------------------------------------------------------------------------------------------------
       50,000   Southeastern PA Transportation Authority                              5.375       03/01/2022            51,943
------------------------------------------------------------------------------------------------------------------------------
    3,250,000   St. Mary Hospital Authority (Catholic Health East)                    5.375       11/15/2034         3,397,875
------------------------------------------------------------------------------------------------------------------------------
       95,000   St. Mary Hospital Authority (Catholic Health Initiatives)             5.000       12/01/2028            98,810
------------------------------------------------------------------------------------------------------------------------------
       50,000   St. Mary Hospital Authority (Franciscan Health)                       7.000       06/15/2015            50,617
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Susquehanna Area Regional Airport Authority
                (Aero Harrisburg)                                                     5.500       01/01/2024           920,180
------------------------------------------------------------------------------------------------------------------------------
       10,000   Venango IDA (Boise Cascade Corp.)                                     5.900       09/01/2007            10,001
------------------------------------------------------------------------------------------------------------------------------
    5,200,000   Washington County Authority
                (Capital Projects & Equipment Program)                                6.150       12/01/2029         5,576,168
------------------------------------------------------------------------------------------------------------------------------
      750,000   Washington Township Municipal Authority                               5.875       12/15/2023           778,815
------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Washington Township Municipal Authority                               6.000       12/15/2033         2,589,825
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   West Cornwall Township Municipal Authority
                (Elizabethtown College)                                               6.000       12/15/2022         1,065,710
------------------------------------------------------------------------------------------------------------------------------
       25,000   West Cornwall Township Municipal Authority
                (Elizabethtown College)                                               6.000       12/15/2027            26,485
------------------------------------------------------------------------------------------------------------------------------
      300,000   West Shore Area Hospital Authority (Holy Spirit Hospital)             6.250       01/01/2032           318,435
------------------------------------------------------------------------------------------------------------------------------
        5,000   Westmoreland County IDA (Redstone
                Health Care Facilities)                                               8.125       11/15/2030             5,930
------------------------------------------------------------------------------------------------------------------------------
    1,550,000   Westmoreland County IDA
                (Redstone Retirement Community)                                       5.750       01/01/2026         1,591,153
------------------------------------------------------------------------------------------------------------------------------
    1,085,000   Westmoreland County IDA
                (Redstone Retirement Community)                                       5.875       01/01/2032         1,109,065
------------------------------------------------------------------------------------------------------------------------------
       30,000   York County Hospital Authority (York Hospital)                        5.500       07/01/2008            30,052
------------------------------------------------------------------------------------------------------------------------------
       10,000   York County IDA (PSEG Power)                                          5.500       09/01/2020            10,562
------------------------------------------------------------------------------------------------------------------------------
       25,000   York Hsg. Corp. Mtg., Series A                                        6.875       11/01/2009            25,032
                                                                                                                  ------------
                                                                                                                   560,914,540
------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--34.8%
    1,485,000   Guam EDA (TASC)                                                       5.400       05/15/2031         1,506,339
------------------------------------------------------------------------------------------------------------------------------
    3,830,000   Guam EDA (TASC)(3)                                                    5.500       05/15/2041         3,849,686
------------------------------------------------------------------------------------------------------------------------------
      105,000   Guam GO, Series A                                                     5.375       11/15/2013           105,100
------------------------------------------------------------------------------------------------------------------------------
    3,640,000   Guam GO, Series A                                                     5.400       11/15/2018         3,642,475
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Guam Government Waterworks Authority
                & Wastewater System                                                   5.875       07/01/2035         2,106,260
------------------------------------------------------------------------------------------------------------------------------
      195,000   Guam Power Authority, Series A                                        5.250       10/01/2013           195,031
------------------------------------------------------------------------------------------------------------------------------
      710,000   Guam Power Authority, Series A                                        5.250       10/01/2023           712,144


                  27 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                           VALUE
       AMOUNT                                                                         COUPON        MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   2,725,000   Northern Mariana Islands Ports Authority, Series A                     5.500%     03/15/2031     $  2,728,188
------------------------------------------------------------------------------------------------------------------------------
    1,410,000   Northern Mariana Islands Ports Authority, Series A                     6.600      03/15/2028        1,569,245
------------------------------------------------------------------------------------------------------------------------------
       60,000   Northern Mariana Islands, Series A                                     6.000      06/01/2014           63,496
------------------------------------------------------------------------------------------------------------------------------
   10,100,000   Northern Mariana Islands, Series A                                     6.750      10/01/2033       11,015,262
------------------------------------------------------------------------------------------------------------------------------
   29,770,000   Puerto Rico Children's Trust Fund (TASC)                               5.375      05/15/2033       30,323,424
------------------------------------------------------------------------------------------------------------------------------
   74,665,000   Puerto Rico Children's Trust Fund (TASC)                               5.500      05/15/2039       75,111,497
------------------------------------------------------------------------------------------------------------------------------
   67,035,000   Puerto Rico Children's Trust Fund (TASC)                               5.625      05/15/2043       67,771,044
------------------------------------------------------------------------------------------------------------------------------
  330,000,000   Puerto Rico Children's Trust Fund (TASC)                               6.370 6    05/15/2050       20,908,800
------------------------------------------------------------------------------------------------------------------------------
   97,000,000   Puerto Rico Children's Trust Fund (TASC) 3                             7.010 6    05/15/2055        3,294,120
------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Puerto Rico Highway & Transportation Authority, Series G               5.000      07/01/2033        4,054,240
------------------------------------------------------------------------------------------------------------------------------
    3,395,000   Puerto Rico Highway & Transportation Authority, Series G 5             5.000      07/01/2042        3,428,373
------------------------------------------------------------------------------------------------------------------------------
      945,000   Puerto Rico Highway & Transportation Authority, Series H               5.000      07/01/2028          963,730
------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Puerto Rico Highway & Transportation Authority, Series K               5.000      07/01/2030        7,131,320
------------------------------------------------------------------------------------------------------------------------------
    2,925,000   Puerto Rico Highway & Transportation Authority, Series K               5.000      07/01/2035        2,973,204
------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Puerto Rico Highway & Transportation Authority, Series K               5.000      07/01/2045        7,083,580
------------------------------------------------------------------------------------------------------------------------------
    2,250,000   Puerto Rico Infrastructure                                             5.000      07/01/2041        2,276,865
------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico ITEMECF (Ana G. Mendez University)                         5.375      02/01/2019           25,685
------------------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico ITEMECF (Ana G. Mendez University)                         5.375      02/01/2029          507,765
------------------------------------------------------------------------------------------------------------------------------
    1,750,000   Puerto Rico Municipal Finance Agency, Series A                         5.250      08/01/2025        1,858,903
------------------------------------------------------------------------------------------------------------------------------
   14,885,000   Puerto Rico Port Authority (American Airlines), Series A 3             6.250      06/01/2026       11,667,905
------------------------------------------------------------------------------------------------------------------------------
      625,000   Puerto Rico Port Authority (American Airlines), Series A               6.300      06/01/2023          501,456
------------------------------------------------------------------------------------------------------------------------------
      115,000   Puerto Rico Port Authority, Series D                                   7.000      07/01/2014          115,311
------------------------------------------------------------------------------------------------------------------------------
      540,000   Puerto Rico Public Buildings Authority                                 5.250      07/01/2033          562,712
------------------------------------------------------------------------------------------------------------------------------
      100,000   University of Puerto Rico                                              5.400      06/01/2009          101,681
------------------------------------------------------------------------------------------------------------------------------
       40,000   University of Puerto Rico, Series M                                    5.250      06/01/2025           40,651
------------------------------------------------------------------------------------------------------------------------------
    1,525,000   University of Puerto Rico, Series O                                    5.375      06/01/2030        1,544,154
------------------------------------------------------------------------------------------------------------------------------
    6,645,000   V.I. Government Refinery Facilities (Hovensa Coker) 3                  6.500      07/01/2021        7,519,814
------------------------------------------------------------------------------------------------------------------------------
    4,000,000   V.I. Public Finance Authority (Hovensa Coker)                          6.500      07/01/2021        4,526,600
------------------------------------------------------------------------------------------------------------------------------
    5,000,000   V.I. Public Finance Authority (Hovensa Refinery)                       6.125      07/01/2022        5,490,500
------------------------------------------------------------------------------------------------------------------------------
    3,250,000   V.I. Public Finance Authority ROLs 1,3                                10.337 2    10/01/2024        3,834,870
------------------------------------------------------------------------------------------------------------------------------
       45,000   V.I. Tobacco Settlement Financing Corp. (TASC)                         5.000      05/15/2021           45,008
------------------------------------------------------------------------------------------------------------------------------
    2,235,000   V.I. Tobacco Settlement Financing Corp. (TASC) 1,3                     5.000      05/15/2031        2,223,713
                                                                                                                 -------------
                                                                                                                  293,380,151

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $809,035,562)--101.4%                                                           854,294,691
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.4)                                                                      (11,528,054)
                                                                                                                 -------------
NET ASSETS--100.0%                                                                                               $ 842,766,637
                                                                                                                 =============


                  28 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of January 31, 2006 was $61,207,856, which represents 7.26% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

3. Security has been segregated for collateral to cover borrowings. See Note 6 of Notes to Financial Statements.

4. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

5. When-issued security or forward commitment to be delivered and settled after January 31, 2006. See Note 1 of Notes to Financial Statements.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Security is subject to a shortfall and forebearance agreement. See Note 1 of Notes to Financial Statements.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS       Adult Communities Total Services
AUS        Allegheny United Hospitals
BPE        Brittany Pointe Estates
CCMC       Crozer-Chester Medical Center
CKHS       Crozer-Keystone Health System
CPAP       Crime Prevention Association of Philadelphia
DCMH       Delaware County Memorial Hospital
EDA        Economic Development Authority
EDFA       Economic Development Finance Authority
FHA        Federal Housing Agency
GO         General Obligation
GPA        General Purpose Authority
H&EFA      Health and Educational Facilities Authority
H&HEFA     Hospitals and Higher Education Facilities Authority
HDA        Hospital Development Authority
HEBA       Higher Education Building Authority
HEFA       Higher Education Facilities Authority
HEHA       Higher Education and Health Authority
HFA        Housing Finance Agency/Authority
HUHS       Hahnemann University Hospital System
IDA        Industrial Development Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS        Mercy Adult Services
MCMCSPA    Mercy Catholic Medical Center of Southeastern PA
MCP        Medical College of Pennsylvania
MHH        Mercy Haverford Hospital
MHP        Mercy Health Plan
MHSSPA     Mercy Health System of Southeastern PA
NCPHS      North Central Pennsylvania Health System
PA/NJ      Pennsylvania/New Jersey
PSEG       Public Service Enterprise Group
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
TASC       Tobacco Settlement Asset-Backed Bonds
UPMC       University of Pittsburgh Medical Center
V.I.       United States Virgin Islands
WH         Williamsport Hospital


                  29 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                     VALUE      PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                           $205,033,631         24.0%
Hospital/Health Care                                    85,311,498         10.0
Adult Living Facilities                                 68,980,427          8.1
Higher Education                                        61,304,677          7.2
Water Utilities                                         50,160,689          5.9
Not-for-Profit Organization                             44,452,467          5.2
Marine/Aviation Facilities                              37,042,722          4.3
General Obligation                                      35,232,041          4.1
Electric Utilities                                      34,709,045          4.1
Resource Recovery                                       34,319,749          4.0
Highways/Railways                                       32,390,586          3.8
Single Family Housing                                   30,849,630          3.6
Manufacturing, Durable Goods                            25,985,965          3.0
Pollution Control                                       18,231,026          2.1
Special Tax                                             13,980,438          1.6
Airlines                                                12,169,361          1.4
Sewer Utilities                                         10,309,817          1.2
Parking Fee Revenue                                      9,642,485          1.1
Multifamily Housing                                      8,970,018          1.1
Municipal Leases                                         7,453,686          0.9
Education                                                7,228,050          0.9
Gas Utilities                                            5,681,651          0.7
Special Assessment                                       5,220,410          0.6
Paper, Containers & Packaging                            4,671,867          0.5
Sales Tax Revenue                                        3,886,834          0.5
Sports Facility Revenue                                    984,321          0.1
Hotels, Restaurants & Leisure                               91,600          0.0
                                                      --------------------------
Total                                                 $854,294,691        100.0%
                                                      ==========================

--------------------------------------------------------------------------------
SUMMARY OF RATINGS JANUARY 31, 2006
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        20.9%
AA                                                                          7.1
A                                                                           5.0
BBB                                                                        44.0
BB                                                                          6.6
B                                                                           4.4
CCC                                                                         1.4
Not Rated                                                                  10.6
                                                                          ------
Total                                                                     100.0%
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2006
---------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------
Investments, at value (cost $809,035,562)--see accompanying statement of
investments                                                                     $854,294,691
---------------------------------------------------------------------------------------------
Cash                                                                                 549,746
---------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                          11,267,718
Shares of beneficial interest sold                                                 7,454,987
Investments sold                                                                     494,099
Other                                                                                 22,061
                                                                                -------------
Total assets                                                                     874,083,302

---------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $10,846,770 purchased on a when-issued basis
or forward commitment)                                                            25,312,360
Payable on borrowings (See Note 6)                                                 3,800,000
Shares of beneficial interest redeemed                                             1,071,625
Dividends                                                                            798,504
Distribution and service plan fees                                                   103,086
Trustees' compensation                                                                63,139
Interest expense                                                                      62,288
Transfer and shareholder servicing agent fees                                         31,642
Shareholder communications                                                            18,566
Other                                                                                 55,455
                                                                                -------------
Total liabilities                                                                 31,316,665

---------------------------------------------------------------------------------------------
NET ASSETS                                                                      $842,766,637
                                                                                =============

---------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------
Paid-in capital                                                                 $798,650,534
---------------------------------------------------------------------------------------------
Accumulated net investment income                                                    597,557
---------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                      (1,740,583)
---------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                        45,259,129
                                                                                -------------
NET ASSETS                                                                      $842,766,637
                                                                                =============


                  31 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited/Continued
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$477,152,678 and 37,540,536 shares of beneficial interest outstanding)          $12.71
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                     $13.34
---------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$193,506,037 and 15,228,693 shares of beneficial interest outstanding)          $12.71
---------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$172,107,922 and 13,557,462 shares of beneficial interest outstanding)          $12.69

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $22,837,563
--------------------------------------------------------------------------------
Other income                                                                507
                                                                    ------------
Total investment income                                              22,838,070

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,993,895
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 312,195
Class B                                                                 865,070
Class C                                                                 688,116
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  90,941
Class B                                                                  56,169
Class C                                                                  42,149
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  13,934
Class B                                                                   8,515
Class C                                                                   5,900
--------------------------------------------------------------------------------
Interest expense                                                        397,718
--------------------------------------------------------------------------------
Trustees' compensation                                                   20,067
--------------------------------------------------------------------------------
Custodian fees and expenses                                               4,858
--------------------------------------------------------------------------------
Other                                                                    92,743
                                                                    ------------
Total expenses                                                        4,592,270

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                18,245,800

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investments                                      1,507,891
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 (9,996,728)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 9,756,963
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            SIX MONTHS             YEAR
                                                                                                 ENDED            ENDED
                                                                                      JANUARY 31, 2006         JULY 31,
                                                                                           (UNAUDITED)             2005
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $ 18,245,800     $ 28,197,440
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                     1,507,891         (396,855)
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                       (9,996,728)      49,249,528
                                                                                          ------------------------------
Net increase in net assets resulting from operations                                         9,756,963       77,050,113

------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                    (10,605,637)     (16,117,132)
Class B                                                                                     (3,981,508)      (8,235,507)
Class C                                                                                     (3,169,737)      (4,521,666)

------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                     96,685,177      130,474,143
Class B                                                                                      5,914,773       17,198,067
Class C                                                                                     40,091,258       48,949,671

------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Total increase                                                                             134,691,289      244,797,689
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        708,075,348      463,277,659
                                                                                          ------------------------------
End of period (including accumulated net investment income
of $597,557 and $108,639, respectively)                                                   $842,766,637     $708,075,348
                                                                                          ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                  34 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                               YEAR
                                                         ENDED                                                              ENDED
                                              JANUARY 31, 2006                                                           JULY 31,
CLASS A                                            (UNAUDITED)          2005         2004        2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  12.85       $  11.76     $  11.48    $  11.57      $  11.46      $  11.28
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .32 1          .67 1        .73         .75           .70           .67
Net realized and unrealized gain (loss)                  (.15)          1.10          .25        (.11)          .11           .21
                                                     -------------------------------------------------------------------------------
Total from investment operations                          .17           1.77          .98         .64           .81           .88
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.31)          (.68)        (.70)       (.73)         (.70)         (.70)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  12.71       $  12.85     $  11.76    $  11.48      $  11.57      $  11.46
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       1.39%         15.43%        8.53%       5.36%         7.36%         8.10%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $477,153       $384,863     $229,450    $184,638      $144,592      $100,222
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $428,849       $295,002     $211,061    $172,228      $120,251      $ 77,048
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    5.03%          5.35%        6.01%       6.11%         6.03%         5.84%
Total expenses                                           0.84%          0.81%        0.86%       0.86%         0.85%         0.94%
Expenses after payments and waivers and
reduction to custodian expenses                          0.84%          0.81%        0.86%       0.86%         0.82% 4       0.87% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    13%            30%          37%         33%           39%           58%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distribuions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                 YEAR
                                                       ENDED                                                                ENDED
                                            JANUARY 31, 2006                                                             JULY 31,
CLASS B                                          (UNAUDITED)          2005          2004         2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  12.85      $  11.76      $  11.48     $  11.57      $  11.46      $  11.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
Net investment income                                    .27 1         .57 1         .63          .65           .62           .59
Net realized and unrealized gain (loss)                 (.15)         1.11           .25         (.11)          .11           .22
                                                    --------------------------------------------------------------------------------
Total from investment operations                         .12          1.68           .88          .54           .73           .81
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.26)         (.59)         (.60)        (.63)         (.62)         (.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  12.71      $  12.85      $  11.76     $  11.48      $  11.57      $  11.46
                                                    ================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      1.00%        14.56%         7.71%        4.56%         6.55%         7.40%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $193,506      $189,643      $157,338     $146,369      $101,126      $ 52,926
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $190,778      $173,663      $156,689     $127,280      $ 75,772      $ 32,037
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.27%         4.62%         5.26%        5.34%         5.26%         5.03%
Total expenses                                          1.61%         1.59%         1.62%        1.63%         1.61%         1.68%
Expenses after payments and waivers
and reduction to custodian expenses                     1.61%         1.59%         1.62%        1.63%         1.58% 4       1.62% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   13%           30%           37%          33%           39%           58%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distribuions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                             JANUARY 31, 2006                                                            JULY 31,
CLASS C                                           (UNAUDITED)           2005           2004         2003        2002         2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  12.83       $  11.75        $ 11.47      $ 11.56     $ 11.45      $ 11.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .27 1          .57 1          .63          .65         .61          .57
Net realized and unrealized gain (loss)                  (.15)          1.10            .25         (.11)        .12          .23
                                                     -------------------------------------------------------------------------------
Total from investment operations                          .12           1.67            .88          .54         .73          .80
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.26)          (.59)          (.60)        (.63)       (.62)        (.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  12.69       $  12.83        $ 11.75      $ 11.47     $ 11.56      $ 11.45
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       1.00%         14.48%          7.71%        4.57%       6.55%        7.30%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $172,108       $133,569        $76,489      $69,916     $47,163      $19,494
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $151,950       $ 96,508        $74,956      $60,202     $33,327      $10,913
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.25%          4.56%          5.25%        5.34%       5.26%        5.01%
Total expenses                                           1.61%          1.59%          1.63%        1.63%       1.61%        1.68%
Expenses after payments and waivers and
reduction to custodian expenses                          1.61%          1.59%          1.63%        1.63%       1.58% 4      1.62% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    13%            30%            37%          33%         39%          58%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distribuions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not


                  38 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2006, the Fund had purchased $10,846,770 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $57,479,762 as of January 31, 2006, which represents 6.58% of the Fund's total assets.

      The Fund has entered into so-called shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, absent such an interest and forbearance agreement, the Fund would not be required to make such a reimbursement.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and


                  39 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIALSTATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2006, securities with an aggregate market value of $25,934, representing less than 0.005% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,712,976 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2006, it is estimated that the Fund will utilize $1,507,891 of capital loss carryforward to offset realized capital gains. During the year ended July 31, 2005, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2009        $  195,858
                              2010         1,365,649
                              2013         1,659,360
                                          ----------
                              TOTAL       $3,220,867
                                          ==========


                  40 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2006, the Fund's projected benefit obligations were increased by $10,817 and payments of $4,719 were made to retired trustees, resulting in an accumulated liability of $45,927 as of January 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent


                  41 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED JANUARY 31, 2006             YEAR ENDED JULY 31, 2005
                                    SHARES            AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                             8,945,231      $113,946,435        12,116,018       $151,196,257
Dividends and/or
distributions
reinvested                         468,975         5,975,129           695,852          8,652,502
Redeemed                        (1,826,499)      (23,236,387)       (2,365,369)       (29,374,616)
                               -------------------------------------------------------------------
Net increase                     7,587,707      $ 96,685,177        10,446,501       $130,474,143
                               ===================================================================
--------------------------------------------------------------------------------------------------
CLASS B
Sold                             1,253,344      $ 15,966,933         2,375,112       $ 29,515,607
Dividends and/or
distributions
reinvested                         150,351         1,915,204           314,290          3,897,091
Redeemed                          (938,722)      (11,967,364)       (1,305,293)       (16,214,631)
                               -------------------------------------------------------------------
Net increase                       464,973      $  5,914,773         1,384,109       $ 17,198,067
                               ===================================================================
--------------------------------------------------------------------------------------------------
CLASS C
Sold                             3,638,919      $ 46,311,771         4,460,811       $ 55,895,068
Dividends and/or
distributions
reinvested                         151,611         1,929,011           221,073          2,744,414
Redeemed                          (640,876)       (8,149,524)         (784,051)        (9,689,811)
                               -------------------------------------------------------------------
Net increase                     3,149,654      $ 40,091,258         3,897,833       $ 48,949,671
                               ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2006, were as follows:

                                                 PURCHASES           SALES
                   -------------------------------------------------------
                   Investment securities      $216,962,833     $84,383,966


                  42 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2006, the Fund paid $185,675 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B and Class C shares were $5,228,434 and $1,993,127, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as


                  43 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                               CLASS A            CLASS B          CLASS C
                                           CLASS A          CONTINGENT         CONTINGENT       CONTINGENT
                                         FRONT-END            DEFERRED           DEFERRED         DEFERRED
                                     SALES CHARGES       SALES CHARGES      SALES CHARGES    SALES CHARGES
SIX MONTHS                             RETAINED BY         RETAINED BY        RETAINED BY      RETAINED BY
ENDED                                  DISTRIBUTOR         DISTRIBUTOR        DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------
January 31, 2006                          $409,604                 $--           $189,792          $20,036
-----------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.4016% as of January 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six months ended January 31, 2006, the average daily loan balance was $19,760,870 at an average daily interest rate of 3.903%. The Fund had borrowings outstanding of $3,800,000 at January 31, 2006 at an interest rate of 4.4016%. The Fund had


                  44 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND gross borrowings and gross loan repayments of $143,400,000 and $171,100,000, respectively, during the six months ended January 31, 2006. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2006 was $31,200,000. The Fund paid $48,061 in fees and $406,184 in interest during the six months ended January 31, 2006.

--------------------------------------------------------------------------------
7. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds including the Fund, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  45 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a shareholder meeting of the Oppenheimer Multi-State Municipal Trust (Oppenheimer New Jersey Municipal Fund, Oppenheimer Pennsylvania Municipal Fund and Oppenheimer Rochester National Municipals) was held at which the eleven Trustees identified below were elected to all three Funds (Proposal No. 1). The meeting on August 17, 2005 was adjourned until September 16, 2005 for Proposal 2. At the meeting on September 16, 2005, the sub-proposals in (Proposal No. 2) were approved as described in the Funds' proxy statement for that meeting. The following is a report of the votes cast:

-----------------------------------------------------------------------------------------------------------
PROPOSAL NO. 1
NOMINEE                                                    FOR              WITHHELD                 TOTAL
-----------------------------------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                                175,667,885.732         2,649,816.086       178,317,701.818
Robert G. Galli                                175,575,987.694         2,741,714.124       178,317,701.818
Phillip A. Griffiths                           175,696,592.906         2,621,108.912       178,317,701.818
Mary F. Miller                                 175,661,836.535         2,655,865.283       178,317,701.818
Joel W. Motley                                 175,728,376.905         2,589,324.913       178,317,701.818
John V. Murphy                                 175,688,849.988         2,628,851.830       178,317,701.818
Kenneth A. Randall                             175,563,282.546         2,754,419.272       178,317,701.818
Russell S. Reynolds, Jr.                       175,548,818.946         2,768,882.872       178,317,701.818
Joseph M. Wikler                               175,760,575.604         2,557,126.214       178,317,701.818
Peter I. Wold                                  175,738,187.053         2,579,514.765       178,317,701.818
Clayton K. Yeutter                             175,596,113.306         2,721,588.512       178,317,701.818

-----------------------------------------------------------------------------------------------------------
PROPOSAL NO. 2
          FOR                 AGAINST                  ABSTAIN      BROKER NON-VOTE                 TOTAL
-----------------------------------------------------------------------------------------------------------
2A: Proposal to change the policy on Borrowing
20,108,217.862          1,408,789.720              866,086.903        6,836,704.000         29,219,798.485
2B: Proposal to change the policy on Concentration of Investments
20,803,475.688            734,601.509              845,017.288        6,836,704.000         29,219,798.485
2H: Proposal to change the policy on Lending
20,337,630.975          1,158,114.351              887,349.159        6,836,704.000         29,219,798.485
2K: Proposal to change the policy on Real Estate and Commodities
20,502,698.549            974,366.185              906,029.751        6,836,704.000         29,219,798.485
2L: Proposal to change the policy on Senior Securities
20,791,446.254            661,314.765              930,333.466        6,836,704.000         29,219,798.485
2O: Proposal to eliminate the policy on Investment Percentage Restrictions
20,732,098.169            692,923.766              958,072.550        6,836,704.000         29,219,798.485


                  46 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  47 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                  48 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. Mr. Fielding has had over 28 years of experience managing tax exempt and fixed income investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other Pennsylvania municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other Pennsylvania municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees and total expenses were both lower than its peer group average, although its actual management fees were higher than its peer group average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those


                  49 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

economies of scale benefit the Fund shareholders and the current level of Fund assets. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. The Board also considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  50 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND




OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                              24.6%
--------------------------------------------------------------------------------
Airlines                                                                 15.7
--------------------------------------------------------------------------------
Electric Utilities                                                        7.0
--------------------------------------------------------------------------------
Multifamily Housing                                                       5.8
--------------------------------------------------------------------------------
Hospital/Health Care                                                      4.6
--------------------------------------------------------------------------------
Manufacturing, Durable Goods                                              4.0
--------------------------------------------------------------------------------
Special Assessment                                                        3.9
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                             3.8
--------------------------------------------------------------------------------
Single Family Housing                                                     3.3
--------------------------------------------------------------------------------
Paper, Containers & Packaging                                             3.1

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of investments.

--------------------------------------------------------------------------------

CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                   8.9%
AA                    3.1
A                     1.3
BBB                  31.8
BB                    6.0
B                    16.1
CCC                   2.9
C                     2.2
Not Rated            27.7

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                 15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING         ENDING         EXPENSES
                             ACCOUNT           ACCOUNT        PAID DURING
                             VALUE             VALUE          6 MONTHS ENDED
                             (8/1/05)          (1/31/06)      JANUARY 31, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00         $ 997.20       $3.63
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,021.58        3.68
--------------------------------------------------------------------------------
Class B Actual                1,000.00           993.20        7.62
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,017.59        7.71
--------------------------------------------------------------------------------
Class C Actual                1,000.00           993.30        7.51
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,017.69        7.61

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2006 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.72%
------------------------
Class B        1.51
------------------------
Class C        1.49

--------------------------------------------------------------------------------


                 18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.5%
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.8%
----------------------------------------------------------------------------------------------------------------------------------
$ 27,350,000  AL HFA (Single Family)                                              5.450%          10/01/2032       $    27,945,957
----------------------------------------------------------------------------------------------------------------------------------
  15,485,000  AL IDA Solid Waste Disposal (Pine City Fiber Company)               6.450           12/01/2023            15,938,711
----------------------------------------------------------------------------------------------------------------------------------
   7,330,000  AL IDA Solid Waste Disposal (Pine City Fiber Company)               6.450           12/01/2023             7,579,147
----------------------------------------------------------------------------------------------------------------------------------
  11,000,000  AL Space Science Exhibit Finance Authority 1                        6.000           10/01/2025            10,709,380
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Courtland, AL Industrial Devel. Board
              (International Paper Company)                                       5.200           06/01/2025            10,083,900
----------------------------------------------------------------------------------------------------------------------------------
   2,200,000  Rainbow City, AL Special Health Care Facilities
              Financing Authority (Regency Pointe)                                8.250           01/01/2031             1,219,438
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Selma, AL Industrial Devel. Board
              (International Paper Company)                                       6.000           05/01/2025                10,420
----------------------------------------------------------------------------------------------------------------------------------
      30,000  South Marengo County, AL Water &
              Fire Protection Authority                                           7.700           05/01/2008                30,262
                                                                                                                   ---------------
                                                                                                                        73,517,215
----------------------------------------------------------------------------------------------------------------------------------
ALASKA--0.1%
     260,000  AK Northern Tobacco Securitization Corp. (TASC)                     5.375           06/01/2021               265,044
----------------------------------------------------------------------------------------------------------------------------------
     605,000  AK Northern Tobacco Securitization Corp. (TASC)                     5.500           06/01/2029               618,479
----------------------------------------------------------------------------------------------------------------------------------
   5,170,000  AK Northern Tobacco Securitization Corp. (TASC)                     6.500           06/01/2031             5,461,123
                                                                                                                   ---------------
                                                                                                                         6,344,646
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.1%
     325,000  Apache County, AZ IDA (Tucson Electric Power Company)               5.875           03/01/2033               325,098
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  AZ Health Facilities Authority (American Baptist Estates)           7.750           11/15/2033             7,895,300
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Buckeye, AZ Watson Road Community Facilities District               5.750           07/01/2022             3,010,320
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Buckeye, AZ Watson Road Community Facilities District               6.000           07/01/2030             5,013,150
----------------------------------------------------------------------------------------------------------------------------------
     520,000  Coconino County, AZ Pollution Control
              (Nevada Power Company)                                              6.375           10/01/2036               531,118
----------------------------------------------------------------------------------------------------------------------------------
     810,000  Estrella, AZ Mountain Ranch Community Facilities District           5.625           07/15/2025               801,479
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Estrella, AZ Mountain Ranch Community Facilities District           5.800           07/15/2030               396,632
----------------------------------------------------------------------------------------------------------------------------------
   3,900,000  Maricopa County, AZ IDA (Christian Care Apartments)                 6.500           01/01/2036             3,908,814
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Maricopa County, AZ IDA (Citizens Utilities Company)                6.200           05/01/2030                99,504
----------------------------------------------------------------------------------------------------------------------------------
     355,000  Maricopa County, AZ IDA (Sun King Apartments)                       6.750           11/01/2018               321,847
----------------------------------------------------------------------------------------------------------------------------------
     490,000  Maricopa County, AZ IDA (Sun King Apartments)                       6.750           05/01/2031               418,093
----------------------------------------------------------------------------------------------------------------------------------
   3,820,000  Maricopa County, AZ IDA (Sun King Apartments)                       9.500           11/01/2031             3,820,191
----------------------------------------------------------------------------------------------------------------------------------
   4,375,000  Maricopa County, AZ Pollution Control ROLs 2                        9.627 3         08/01/2033             4,377,713
----------------------------------------------------------------------------------------------------------------------------------
   1,050,000  Navajo County, AZ IDA (Stone Container Corp.)                       7.400           04/01/2026             1,073,342
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Phoenix, AZ IDA (America West Airlines)                             6.250           06/01/2019             1,665,720
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  Phoenix, AZ IDA (Royal Paper Converting)                            7.000           03/01/2014             1,685,950
----------------------------------------------------------------------------------------------------------------------------------
     190,000  Pima County, AZ Devel. Authority
              (Tucson Electric Power Company)                                     6.100           09/01/2025               190,023
----------------------------------------------------------------------------------------------------------------------------------
   1,385,000  Pima County, AZ IDA (Basis School)                                  7.375           07/01/2034             1,426,799


                 19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$  1,150,000  Pima County, AZ IDA (Columbus Village)                              6.000%          10/20/2031       $     1,207,397
----------------------------------------------------------------------------------------------------------------------------------
   4,585,000  Pima County, AZ IDA (Columbus Village)                              6.050           10/20/2041             4,807,189
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Pima County, AZ IDA (Desert Tech Schools)                           7.000           02/01/2024             1,015,570
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  San Luis, AZ Facility Devel. Corp.
              (Regional Detention Center)                                         7.250           05/01/2027             1,178,160
----------------------------------------------------------------------------------------------------------------------------------
     885,000  Tucson & Pima Counties, AZ IDA (Single Family Mtg.)                 6.000           07/01/2021               899,682
----------------------------------------------------------------------------------------------------------------------------------
     165,000  Tucson & Pima Counties, AZ IDA (Single Family Mtg.)                 6.200           01/01/2034               166,579
----------------------------------------------------------------------------------------------------------------------------------
   1,245,000  Tucson & Pima Counties, AZ IDA (Single Family Mtg.)                 6.350           01/01/2034             1,269,141
                                                                                                                   ---------------
                                                                                                                        47,504,811
----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
     945,000  Little River County, AR (Georgia-Pacific Corp.)                     5.600           10/01/2026               909,128
----------------------------------------------------------------------------------------------------------------------------------
   2,160,000  North Little Rock, AR Residential Hsg. Facilities
              Board RITES 2                                                      10.973 3         02/20/2017             2,463,869
                                                                                                                   ---------------
                                                                                                                         3,372,997
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--7.7%
   2,500,000  CA County Tobacco Securitization Agency (TASC)                      5.500           06/01/2033             2,552,675
----------------------------------------------------------------------------------------------------------------------------------
     680,000  CA County Tobacco Securitization Agency (TASC)                      5.750           06/01/2029               703,800
----------------------------------------------------------------------------------------------------------------------------------
   2,610,000  CA County Tobacco Securitization Agency (TASC)                      5.875           06/01/2035             2,714,531
----------------------------------------------------------------------------------------------------------------------------------
   7,285,000  CA County Tobacco Securitization Agency (TASC)                      5.875           06/01/2043             7,576,764
----------------------------------------------------------------------------------------------------------------------------------
   1,605,000  CA County Tobacco Securitization Agency (TASC)                      6.000           06/01/2038             1,682,217
----------------------------------------------------------------------------------------------------------------------------------
   2,930,000  CA County Tobacco Securitization Agency (TASC)                      6.000           06/01/2042             3,070,962
----------------------------------------------------------------------------------------------------------------------------------
     155,000  CA County Tobacco Securitization Agency (TASC)                      6.000           06/01/2043               162,457
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA County Tobacco Securitization Agency (TASC)                      6.125           06/01/2038             5,274,000
----------------------------------------------------------------------------------------------------------------------------------
   2,250,000  CA GO ROLs 2,7                                                      9.263 3         12/01/2018             2,388,555
----------------------------------------------------------------------------------------------------------------------------------
   5,250,000  CA GO ROLs 2,7                                                      9.871 3         12/01/2025             5,439,735
----------------------------------------------------------------------------------------------------------------------------------
  14,375,000  CA GO ROLs 2,7                                                     10.480 3         12/01/2036            15,157,288
----------------------------------------------------------------------------------------------------------------------------------
   3,655,000  CA Golden State Tobacco Securitization Corp.                        6.250           06/01/2033             3,994,403
----------------------------------------------------------------------------------------------------------------------------------
  13,180,000  CA Golden State Tobacco Securitization Corp.                        6.625           06/01/2040            14,707,167
----------------------------------------------------------------------------------------------------------------------------------
  30,195,000  CA Golden State Tobacco Securitization Corp.                        6.750           06/01/2039            34,004,703
----------------------------------------------------------------------------------------------------------------------------------
   1,510,000  CA Golden State Tobacco Securitization Corp. (TASC)                 7.875           06/01/2042             1,816,304
----------------------------------------------------------------------------------------------------------------------------------
  37,865,000  CA Golden State Tobacco Securitization Corp. ROLs 2,4,7            10.271 3         06/01/2045            39,828,679
----------------------------------------------------------------------------------------------------------------------------------
   6,125,000  CA Golden State Tobacco Securitization Corp. ROLs 7                10.428 3         06/01/2045             6,442,643
----------------------------------------------------------------------------------------------------------------------------------
   6,250,000  CA Pollution Control Financing Authority
              (Browning-Ferris Industries)                                        6.750           09/01/2019             6,287,625
----------------------------------------------------------------------------------------------------------------------------------
  25,575,000  CA Pollution Control Financing Authority
              (Browning-Ferris Industries)                                        6.875           11/01/2027            25,654,027
----------------------------------------------------------------------------------------------------------------------------------
   4,880,000  CA Statewide CDA (Aspire Public Schools)                            7.250           08/01/2031             4,961,740
----------------------------------------------------------------------------------------------------------------------------------
  13,000,000  CA Statewide CDA (East Valley Tourist)                              9.250           10/01/2020            14,324,830
----------------------------------------------------------------------------------------------------------------------------------
  19,000,000  CA Statewide CDA (East Valley Tourist)                             11.000           10/01/2020            19,477,280
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  CA Statewide CDA (Elder Care Alliance)                              8.250           11/15/2032             3,193,980


                 20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$ 14,400,000  CA Statewide CDA (Fairfield Apartments)                             7.250%          01/01/2035       $    13,967,568
----------------------------------------------------------------------------------------------------------------------------------
  52,724,000  CA Statewide CDA (United Airlines) 5                                5.700           10/01/2033            23,658,841
----------------------------------------------------------------------------------------------------------------------------------
   4,500,000  CA Statewide Financing Authority Tobacco Settlement
              (TASC)                                                              6.000           05/01/2037             4,714,020
----------------------------------------------------------------------------------------------------------------------------------
   1,405,000  CA Statewide Financing Authority Tobacco Settlement
              (TASC)                                                              6.000           05/01/2043             1,471,822
----------------------------------------------------------------------------------------------------------------------------------
     100,000  CA Statewide Financing Authority Tobacco Settlement
              (TASC)                                                              6.000           05/01/2043               104,756
----------------------------------------------------------------------------------------------------------------------------------
   3,995,000  CA Valley Health System COP                                         6.875           05/15/2023             4,000,353
----------------------------------------------------------------------------------------------------------------------------------
   1,385,000  Lathrop, CA Special Tax Community Facilities
              District No. 03-2                                                   7.000           09/01/2033             1,433,212
----------------------------------------------------------------------------------------------------------------------------------
   3,250,000  Long Beach, CA Harbor DRIVERS 2                                    10.831 3         05/15/2027             3,836,300
----------------------------------------------------------------------------------------------------------------------------------
   5,700,000  Los Angeles, CA Regional Airports Improvement Corp.
              (Air Canada)                                                        8.750           10/01/2014             5,581,554
----------------------------------------------------------------------------------------------------------------------------------
   1,135,000  Los Angeles, CA Regional Airports Improvement Corp.
              (Delta Airlines) 5                                                  6.350           11/01/2025               859,002
----------------------------------------------------------------------------------------------------------------------------------
   8,500,000  Los Angeles, CA Regional Airports Improvement Corp.
              (Delta-Continental Airlines)                                        9.250           08/01/2024             8,573,780
----------------------------------------------------------------------------------------------------------------------------------
   2,200,000  San Diego County, CA COP                                            5.700           02/01/2028             2,152,260
----------------------------------------------------------------------------------------------------------------------------------
   5,025,000  Southern CA Tobacco Securitization Authority (TASC)                 5.500           06/01/2036             5,130,877
----------------------------------------------------------------------------------------------------------------------------------
   8,625,000  Southern CA Tobacco Securitization Authority (TASC)                 5.625           06/01/2043             8,855,029
----------------------------------------------------------------------------------------------------------------------------------
   8,335,000  Southern CA Tobacco Securitization Authority (TASC) 1               6.000           06/01/2043             8,606,304
----------------------------------------------------------------------------------------------------------------------------------
   2,680,000  Val Verde, CA Unified School District Special Tax                   5.450           09/01/2036             2,706,237
                                                                                                                   ---------------
                                                                                                                       317,068,280
----------------------------------------------------------------------------------------------------------------------------------
COLORADO--2.9%
   1,000,000  Andonea, CO Metropolitan District No. 2                             6.125           12/01/2025               989,720
----------------------------------------------------------------------------------------------------------------------------------
   2,380,000  Andonea, CO Metropolitan District No. 3                             6.250           12/01/2035             2,365,411
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Arista, CO Metropolitan District                                    6.750           12/01/2035             5,096,100
----------------------------------------------------------------------------------------------------------------------------------
   1,620,000  Beacon Point, CO Metropolitan District                              6.125           12/01/2025             1,629,931
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Beacon Point, CO Metropolitan District                              6.250           12/01/2035             2,007,060
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Castle Oaks, CO Metropolitan District                               6.000           12/01/2025               986,790
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Castle Oaks, CO Metropolitan District                               6.125           12/01/2035             1,475,625
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  Central Marksheffel, CO Metropolitan District                       7.250           12/01/2029             6,410,220
----------------------------------------------------------------------------------------------------------------------------------
  24,295,000  CO Educational & Cultural Facilities Authority                      6.000           07/01/2042            24,133,195
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  CO Educational & Cultural Facilities Authority
              (Colorado Lutheran High School Assoc.)                              7.625           06/01/2034             1,990,480
----------------------------------------------------------------------------------------------------------------------------------
     720,000  CO Hsg. & Finance Authority                                         6.400           11/01/2024               728,719
----------------------------------------------------------------------------------------------------------------------------------
     970,000  CO Hsg. & Finance Authority                                         6.450           04/01/2030               997,412
----------------------------------------------------------------------------------------------------------------------------------
   1,025,000  CO Hsg. & Finance Authority                                         7.000           02/01/2030             1,095,469
----------------------------------------------------------------------------------------------------------------------------------
     205,000  CO Hsg. & Finance Authority                                         7.050           04/01/2031               217,280


                 21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$    815,000  CO Hsg. & Finance Authority                                         7.050%          04/01/2031       $       863,819
----------------------------------------------------------------------------------------------------------------------------------
     580,000  CO Hsg. & Finance Authority                                         8.400           10/01/2021               615,305
----------------------------------------------------------------------------------------------------------------------------------
      55,000  CO Hsg. & Finance Authority (Single Family)                         6.800           04/01/2030                56,084
----------------------------------------------------------------------------------------------------------------------------------
     134,000  CO Hsg. & Finance Authority (Single Family)                         7.250           05/01/2027               135,130
----------------------------------------------------------------------------------------------------------------------------------
     525,000  CO Hsg. & Finance Authority (Single Family), Series C-2             6.600           08/01/2032               538,808
----------------------------------------------------------------------------------------------------------------------------------
     685,000  CO Hsg. & Finance Authority, Series C-2                             6.875           11/01/2028               700,104
----------------------------------------------------------------------------------------------------------------------------------
   4,535,000  Colorado Springs, CO Utilities ROLs 2                              10.438 3         11/15/2043             5,010,268
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Denver, CO City & County Airport DRIVERS 2                         10.001 3         05/15/2013             2,368,200
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Denver, CO City & County Airport Special Facilities
              (United Air Lines) 5                                                6.875           10/01/2032             1,992,240
----------------------------------------------------------------------------------------------------------------------------------
   3,200,000  Denver, CO Urban Renewal Authority                                  9.125           09/01/2017             3,293,088
----------------------------------------------------------------------------------------------------------------------------------
   2,475,000  Elkhorn Ranch, CO Metropolitan District                             6.375           12/01/2035             2,450,275
----------------------------------------------------------------------------------------------------------------------------------
   3,625,000  High Plains, CO Metropolitan District                               6.125           12/01/2025             3,640,551
----------------------------------------------------------------------------------------------------------------------------------
   5,625,000  High Plains, CO Metropolitan District                               6.250           12/01/2035             5,666,288
----------------------------------------------------------------------------------------------------------------------------------
   3,725,000  Highline Business Improvement District (Littleton, CO) 2,5          5.250           12/15/2019             2,525,736
----------------------------------------------------------------------------------------------------------------------------------
  11,000,000  Lincoln Park, CO Metropolitan District                              7.750           12/01/2026            11,669,570
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Northwest CO Metropolitan District No. 3                            6.125           12/01/2025             2,527,325
----------------------------------------------------------------------------------------------------------------------------------
   5,625,000  Northwest CO Metropolitan District No. 3                            6.250           12/01/2035             5,696,494
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Southlands, CO Medical District                                     7.000           12/01/2024             1,089,500
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Southlands, CO Medical District                                     7.125           12/01/2034             2,174,600
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Wheatlands, CO Metropolitan District                                6.125           12/01/2035             2,015,960
----------------------------------------------------------------------------------------------------------------------------------
  11,500,000  Woodmen Heights, CO Metropolitan District                           7.000           12/01/2030            11,809,120
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Wyndham Hill, CO Metropolitan District                              6.250           12/01/2025             1,009,030
----------------------------------------------------------------------------------------------------------------------------------
   2,450,000  Wyndham Hill, CO Metropolitan District                              6.375           12/01/2035             2,471,266
                                                                                                                   ---------------
                                                                                                                       120,442,173
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.1%
      10,391  CT Devel. Authority (East Hills Woods)                              7.750           11/01/2017                 9,245
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  CT Devel. Authority Airport Facility (Learjet)                      7.950           04/01/2026             1,784,475
----------------------------------------------------------------------------------------------------------------------------------
   1,660,000  CT Resource Recovery Authority
              (Browning-Ferris Industries)                                        6.450           11/15/2022             1,672,135
                                                                                                                   ---------------
                                                                                                                         3,465,855
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.1%
   1,810,000  DE Economic Devel. Authority (General Motors Corp.)                 5.600           04/01/2009             1,674,431
----------------------------------------------------------------------------------------------------------------------------------
     200,000  DE Hsg. (Multifamily)                                               7.000           05/01/2025               201,478
----------------------------------------------------------------------------------------------------------------------------------
     200,000  New Castle County, DE Pollution Control
              (General Motors Corp.)                                              7.875 6         10/01/2008               200,000
                                                                                                                   ---------------
                                                                                                                         2,075,909
----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.3%
      75,000  District of Columbia HFA (Benning Road Apartments)                  6.300           01/01/2012                75,464


                 22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA Continued
$  2,595,000  District of Columbia HFA RITES 2                                    9.527% 3        12/01/2021       $     2,523,586
----------------------------------------------------------------------------------------------------------------------------------
     100,000  District of Columbia Tobacco Settlement Financing Corp.             6.250           05/15/2024               106,149
----------------------------------------------------------------------------------------------------------------------------------
   3,295,000  District of Columbia Tobacco Settlement Financing Corp.             6.500           05/15/2033             3,765,131
----------------------------------------------------------------------------------------------------------------------------------
  27,680,000  District of Columbia Tobacco Settlement Financing Corp.             6.750           05/15/2040            30,137,430
----------------------------------------------------------------------------------------------------------------------------------
   2,055,000  Metropolitan Washington, D.C. Airport
              Authority DRIVERS 2                                                10.419 3         10/01/2011             2,300,655
----------------------------------------------------------------------------------------------------------------------------------
   5,575,000  Metropolitan Washington, D.C. Airport Authority ROLs 2             11.332 3         10/01/2032             6,356,281
----------------------------------------------------------------------------------------------------------------------------------
   6,580,000  Metropolitan Washington, D.C. Airport Authority, Series A 2         9.439 3         10/01/2020             7,160,751
                                                                                                                   ---------------
                                                                                                                        52,425,447
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA--6.5%
   5,765,000  Aberdeen, FL Community Devel. District                              5.500           05/01/2036             5,751,798
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Alachua County, FL Health Facilities Authority
              (Shands Teaching Hospital and Clinics)                              5.800           12/01/2026                25,920
----------------------------------------------------------------------------------------------------------------------------------
   2,200,000  Beacon, FL Tradeport Community Devel. District                      7.250           05/01/2033             2,371,930
----------------------------------------------------------------------------------------------------------------------------------
   2,750,000  Beacon, FL Tradeport Community Devel. District RITES 2             11.038 3         05/01/2032             3,558,445
----------------------------------------------------------------------------------------------------------------------------------
   7,625,000  Bonnet Creek, FL Resort Community Devel.
               District Special Assessment                                        7.500           05/01/2034             8,384,603
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Dade County, FL Aviation, Series A                                  5.750           10/01/2018                20,659
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Dade County, FL HFA (Siesta Pointe Apartments)                      5.750           09/01/2029                25,494
----------------------------------------------------------------------------------------------------------------------------------
   1,955,000  Dade County, FL IDA (Miami Cerebral Palsy Residence)                8.000           06/01/2022             1,987,981
----------------------------------------------------------------------------------------------------------------------------------
   5,240,000  Escambia County, FL Pollution Control
              (Champion International Corp.)                                      5.875           06/01/2022             5,326,565
----------------------------------------------------------------------------------------------------------------------------------
   4,215,000  Escambia County, FL Pollution Control
              (Champion International Corp.)                                      6.400           09/01/2030             4,365,138
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  FL Capital Projects Finance Authority
              (Waste Corp. of America)                                            9.000           09/01/2020             1,196,763
----------------------------------------------------------------------------------------------------------------------------------
      50,000  FL Capital Projects Finance Authority CCRC
              (Glenridge on Palmer Ranch)                                         7.625           06/01/2032                52,202
----------------------------------------------------------------------------------------------------------------------------------
   8,485,000  FL Capital Projects Finance Authority CCRC
              (Glenridge on Palmer Ranch)                                         8.000           06/01/2032             9,384,410
----------------------------------------------------------------------------------------------------------------------------------
     710,000  FL Capital Trust Agency (American Opportunity)                      8.250           12/01/2038               718,832
----------------------------------------------------------------------------------------------------------------------------------
   7,135,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                  6.000           07/01/2040             7,137,640
----------------------------------------------------------------------------------------------------------------------------------
  13,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                  8.000           07/01/2040            13,034,060
----------------------------------------------------------------------------------------------------------------------------------
  24,600,000  FL Capital Trust Agency (Seminole Tribe Convention) 1               8.950           10/01/2033            30,309,414
----------------------------------------------------------------------------------------------------------------------------------
  28,210,000  FL Capital Trust Agency Multifamily Affordable Hsg.,
              Series C                                                            8.125           10/01/2038            27,698,553
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  FL City Center Community Devel. District                            6.125           05/01/2036             1,998,400
----------------------------------------------------------------------------------------------------------------------------------
      10,000  FL HFC (Stonebridge Landings Apartments)                            5.200           08/01/2031                10,130
----------------------------------------------------------------------------------------------------------------------------------
   1,655,000  FL HFC (Tallahassee Augustine Club Apartments)                      8.250           10/01/2030             1,534,764
----------------------------------------------------------------------------------------------------------------------------------
   5,205,000  FL HFC (Westchase Apartments)                                       6.610           07/01/2038             5,351,573


                 23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    665,000  Grand Haven, FL Community Devel. District
              Special Assessment, Series B                                        6.900%          05/01/2019       $       671,238
----------------------------------------------------------------------------------------------------------------------------------
  12,000,000  Greater Orlando, FL Aviation Authority
              (Jet Blue Airways Corp.)                                            6.500           11/15/2036            12,027,480
----------------------------------------------------------------------------------------------------------------------------------
   4,185,000  Highlands, FL Community Devel. District                             5.550           05/01/2036             4,216,220
----------------------------------------------------------------------------------------------------------------------------------
   2,255,000  Hillsborough County, FL Hsg. & Finance Authority
              (Gardens at South Bay Apartments) ROLs 2                            9.304 3         07/01/2022             2,136,973
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Hillsborough County, FL IDA (National Gypsum Company)               7.125           04/01/2030             2,223,000
----------------------------------------------------------------------------------------------------------------------------------
   9,250,000  Hillsborough County, FL IDA (Senior Care Group)                     6.700           07/01/2021             9,455,535
----------------------------------------------------------------------------------------------------------------------------------
   3,500,000  Hillsborough County, FL IDA (Senior Care Group)                     6.750           07/01/2029             3,559,885
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Jacksonville, FL Economic Devel. Corp.
              (Met Packaging Solutions)                                           5.500           10/01/2030             3,150,030
----------------------------------------------------------------------------------------------------------------------------------
   4,500,000  Jacksonville, FL Health Facilities Authority ROLs 2                11.452 3         11/15/2032             5,154,840
----------------------------------------------------------------------------------------------------------------------------------
   1,225,000  Keys Cove, FL Community Devel. District                             5.875           05/01/2035             1,272,677
----------------------------------------------------------------------------------------------------------------------------------
   1,800,000  Madison County, FL Mtg. (Twin Oaks)                                 6.000           07/01/2025             1,801,044
----------------------------------------------------------------------------------------------------------------------------------
  14,190,000  Martin County, FL IDA (Indiantown Cogeneration)                     7.875           12/15/2025            14,456,488
----------------------------------------------------------------------------------------------------------------------------------
     670,000  Martin County, FL IDA (Indiantown Cogeneration)                     8.050           12/15/2025               683,192
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Miami Beach, FL Health Facilities Authority
              (Mt. Sinai Medical Center)                                          6.700           11/15/2019             1,099,410
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Miami Beach, FL Health Facilities Authority
              (Mt. Sinai Medical Center)                                          6.800           11/15/2031               546,275
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Miami, FL Health Facilities Authority (Mercy Hospital) IRS          7.020 3         08/15/2015             2,032,600
----------------------------------------------------------------------------------------------------------------------------------
     700,000  Mira Lago West, FL Community Devel. District                        5.375           05/01/2036               702,786
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Monterra, FL Community Devel. District
              Special Assessment                                                  5.500           05/01/2036             3,039,000
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Orange County, FL Health Facilities Authority
              (Orlando Lutheran Towers)                                           8.750           07/01/2026             1,575,240
----------------------------------------------------------------------------------------------------------------------------------
   6,020,000  Orange County, FL HFA (Dunwoodie Apartments)                        6.500           07/01/2035             6,170,560
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Orange County, FL Hsg. Finance Authority
              (Seminole Pointe)                                                   5.800           06/01/2032               500,065
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Palm Beach County, FL HFA (Chelsea Commons)                         5.900           06/01/2029                20,244
----------------------------------------------------------------------------------------------------------------------------------
     685,000  Palm Beach County, FL Multifamily (Boynton Apartments) 5            8.000           01/01/2014               462,533
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Parkway Center, FL Community Devel. District, Series A              6.300           05/01/2034             1,590,960
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Pinellas County, FL Educational Facilities Authority
              (Eckerd College)                                                    7.750           07/01/2014                15,022
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Portofino Isles, FL Community Devel. District
              (Portofino Court)                                                   5.600           05/01/2036             3,009,360
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Renaissance Commons, FL Community Devel. District,
              Series A                                                            5.600           05/01/2036               506,980
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  Reunion East, FL Community Devel. District                          5.800           05/01/2036             1,799,928
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Reunion East, FL Community Devel. District, Series A                7.375           05/01/2033            11,131,700


                 24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$  2,000,000  Reunion West, FL Community Devel. District
              Special Assessment                                                  6.250%          05/01/2036       $     2,104,960
----------------------------------------------------------------------------------------------------------------------------------
   3,965,000  Sanford, FL Airport Facilities Authority
              (Central Florida Terminals)                                         7.500           05/01/2010             3,942,915
----------------------------------------------------------------------------------------------------------------------------------
   5,880,000  Sanford, FL Airport Facilities Authority
              (Central Florida Terminals)                                         7.500           05/01/2015             5,800,620
----------------------------------------------------------------------------------------------------------------------------------
   1,145,000  Sanford, FL Airport Facilities Authority
              (Central Florida Terminals)                                         7.500           05/01/2021             1,119,650
----------------------------------------------------------------------------------------------------------------------------------
  10,395,000  Sanford, FL Airport Facilities Authority
              (Central Florida Terminals)                                         7.750           05/01/2021            10,398,742
----------------------------------------------------------------------------------------------------------------------------------
   4,475,000  Seminole County, FL IDA (Progressive Health)                        7.500           03/01/2035             4,518,139
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Tern Bay, FL Community Devel. District                              5.375           05/01/2037             3,951,880
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Town Center, FL at Palm Coast Community Devel. District             6.000           05/01/2036             3,087,090
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  West Villages, FL Improvement District                              5.800           05/01/2036             3,062,430
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Westside FL Community Devel. District                               5.650           05/01/2037             3,030,930
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  World Commerce, FL Community Devel. District
              Special Assessment                                                  6.500           05/01/2036             1,039,660
                                                                                                                   ---------------
                                                                                                                       267,313,555
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.2%
   3,000,000  Atlanta, GA Devel. Authority Student Hsg.
              (ADA/CAU Partners)                                                  6.250           07/01/2036             3,349,470
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Atlanta, GA Tax Allocation (Eastside)                               5.600           01/01/2030             1,534,845
----------------------------------------------------------------------------------------------------------------------------------
     140,000  Atlanta, GA Urban Residential Finance Authority
              (Spring Branch Apartments)                                          8.500           04/01/2026               137,280
----------------------------------------------------------------------------------------------------------------------------------
     580,000  Brunswick & Glynn County, GA Devel. Authority
              (Coastal Community Retirement Corp.)                                7.125           01/01/2025               589,460
----------------------------------------------------------------------------------------------------------------------------------
   7,695,000  Brunswick & Glynn County, GA Devel. Authority
              (Coastal Community Retirement Corp.)                                7.250           01/01/2035             7,814,273
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Burke County, GA Devel. Authority
              (Georgia Power Company)                                             5.450           05/01/2034                50,067
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Burke County, GA Devel. Authority
              (Georgia Power Company) 2                                           5.450           05/01/2034                75,287
----------------------------------------------------------------------------------------------------------------------------------
   6,700,000  Burke County, GA Devel. Authority RITES 2                           6.400 3         05/01/2034             6,489,352
----------------------------------------------------------------------------------------------------------------------------------
   1,775,000  Burke County, GA Devel. Authority ROLs 2                            8.917 3         05/01/2034             1,719,194
----------------------------------------------------------------------------------------------------------------------------------
     150,000  Charlton County, GA Solid Waste Management Authority
              (Chesser Island Road Landfill)                                      7.375           04/01/2018               150,519
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Cherokee County, GA Hospital Authority
              (RT Jones Memorial Hospital)                                        7.300           12/01/2013                50,642
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  De Kalb County, GA Devel. Authority
              (General Motors Corp.)                                              6.000           03/15/2021             1,231,380
----------------------------------------------------------------------------------------------------------------------------------
     570,000  Effingham County, GA Devel. Authority
              (Fort James Corp.)                                                  5.625           07/01/2018               557,779


                 25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$  2,065,000  GA Hsg. & Finance Authority ROLs 2                                  9.729% 3        12/01/2037       $     1,965,508
----------------------------------------------------------------------------------------------------------------------------------
     100,000  McDuffie County, GA County Devel. Authority
              (Temple-Inland)                                                     6.950           12/01/2023               110,753
----------------------------------------------------------------------------------------------------------------------------------
   3,360,000  Rockdale County, GA Devel. Authority (Visy Paper)                   7.400           01/01/2016             3,372,466
----------------------------------------------------------------------------------------------------------------------------------
  14,500,000  Rockdale County, GA Devel. Authority (Visy Paper) 1                 7.500           01/01/2026            14,554,955
----------------------------------------------------------------------------------------------------------------------------------
     425,000  Savannah, GA EDA (Skidway Health & Living Services)                 7.400           01/01/2024               456,463
----------------------------------------------------------------------------------------------------------------------------------
   2,450,000  Savannah, GA EDA (Skidway Health & Living Services)                 7.400           01/01/2034             2,605,453
----------------------------------------------------------------------------------------------------------------------------------
   2,160,000  Savannah, GA EDA (Stone Container Corp.)                            8.125           07/01/2015             2,207,131
                                                                                                                   ---------------
                                                                                                                        49,022,277
----------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.6%
   2,500,000  HI Department of Budget & Finance RITES 2                           8.438 3         12/01/2022             2,793,550
----------------------------------------------------------------------------------------------------------------------------------
   2,125,000  HI Department of Budget & Finance RITES 2                           8.834 3         09/01/2032             2,325,430
----------------------------------------------------------------------------------------------------------------------------------
  10,600,000  HI Department of Budget & Finance Special Purpose
              (Kahala Nui)                                                        8.000           11/15/2033            12,295,470
----------------------------------------------------------------------------------------------------------------------------------
   2,600,000  HI Department of Budget & Finance Special Purpose
              (Kahala Senior Living Community)                                    7.875           11/15/2023             3,014,570
----------------------------------------------------------------------------------------------------------------------------------
   5,850,000  HI Department of Transportation (Continental Airlines)              7.000           06/01/2020             5,684,679
                                                                                                                   ---------------
                                                                                                                        26,113,699
----------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
   3,000,000  ID Health Facilities Authority (Valley Vista Care Corp.)            7.875           11/15/2022             3,023,070
----------------------------------------------------------------------------------------------------------------------------------
     785,000  ID Hsg. Agency (Single Family Mtg.)                                 6.550           07/01/2025               792,567
                                                                                                                   ---------------
                                                                                                                         3,815,637
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--3.7%
   4,262,500  Bolingbrook, IL Will & Du Page Counties
              Wastewater Facilities (Crossroads Treatment)                        6.600           01/01/2035             4,288,842
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  Caseyville, IL Tax (Forest Lakes)                                   7.000           12/30/2022             8,407,600
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  Centerpoint, IL Intermodal Center Program                           8.000           06/15/2023             8,116,880
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Chicago, IL Midway Airport                                          5.500           01/01/2029            10,281,800
----------------------------------------------------------------------------------------------------------------------------------
   9,785,000  Chicago, IL O'Hare International Airport (American Airlines)        8.200           12/01/2024             9,484,894
----------------------------------------------------------------------------------------------------------------------------------
   8,050,000  Chicago, IL O'Hare International Airport RITES 2                   12.424 3         01/01/2029            11,654,790
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Chicago, IL O'Hare International Airport ROLs 2                    10.318 3         01/01/2034             2,075,160
----------------------------------------------------------------------------------------------------------------------------------
   1,375,000  Godfrey, IL (United Methodist Village)                              5.875           11/15/2029             1,125,726
----------------------------------------------------------------------------------------------------------------------------------
      26,961  IL Devel. Finance Authority                                         8.250           08/01/2012                23,917
----------------------------------------------------------------------------------------------------------------------------------
  23,540,000  IL Devel. Finance Authority (Citgo Petroleum Corp.) 1               8.000           06/01/2032            26,648,928
----------------------------------------------------------------------------------------------------------------------------------
   3,195,000  IL Finance Authority (Bethel Terrace Apartments)                    5.375           09/01/2035             3,107,265
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  IL Finance Authority (Friendship Village Schaumburg)                5.375           02/15/2025             1,998,760
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  IL Finance Authority (Friendship Village Schaumburg)                5.625           02/15/2037             2,014,020
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  IL Health Facilities Authority                                      6.900           11/15/2033             1,630,335
----------------------------------------------------------------------------------------------------------------------------------
   2,125,000  IL Health Facilities Authority RITES 2                              9.096 3         02/15/2025             2,421,225


                 26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$     10,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series A               7.100%          07/01/2026       $        10,014
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  IL Hsg. Devel. Authority ROLs 2                                     8.716 3         02/01/2024             1,204,725
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  IL Hsg. Devel. Authority ROLs 2                                     9.324 3         02/01/2034               853,140
----------------------------------------------------------------------------------------------------------------------------------
     985,000  Lombard, IL Facilities Corp. ROLs 2                                11.412 3         01/01/2030             1,170,968
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Lombard, IL Facilities Corp. ROLs 2                                11.412 3         01/01/2036             1,469,825
----------------------------------------------------------------------------------------------------------------------------------
   6,750,000  Lombard, IL Public Facilities Corp.
              (Conference Center & Hotel)                                         5.250           01/01/2036             7,046,730
----------------------------------------------------------------------------------------------------------------------------------
  13,635,000  Lombard, IL Public Facilities Corp.
              (Conference Center & Hotel)                                         7.125           01/01/2036            14,320,841
----------------------------------------------------------------------------------------------------------------------------------
     495,000  Peoria, IL Hsg. (Peoria Oak Woods Apartments)                       7.750           10/15/2033               494,688
----------------------------------------------------------------------------------------------------------------------------------
   6,400,000  Quad Cities, IL Regional Economic Devel. Authority
              (Pheasant Ridge Apartments)                                         6.375           08/01/2040             6,402,560
----------------------------------------------------------------------------------------------------------------------------------
  19,026,158  Robbins, IL Res Rec (Robbins Res Rec Partners)                      7.250           10/15/2024            19,497,246
----------------------------------------------------------------------------------------------------------------------------------
   5,660,000  Volo Village, IL Special Service Area (Remington Pointe)            6.450           03/01/2034             6,178,456
                                                                                                                   ---------------
                                                                                                                       151,929,335
----------------------------------------------------------------------------------------------------------------------------------
INDIANA--1.2%
      25,000  Fort Wayne, IN Pollution Control (General Motors Corp.)             6.200           10/15/2025                20,380
----------------------------------------------------------------------------------------------------------------------------------
  13,925,000  IN Devel. Finance Authority (Inland Steel) 1                        7.250           11/01/2011            14,396,918
----------------------------------------------------------------------------------------------------------------------------------
   1,690,000  IN Health Facility Financing Authority RITES 2                     10.562 3         11/01/2031             2,005,151
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  IN Health Facility Financing Authority RITES 2                     10.572 3         11/01/2031             2,966,200
----------------------------------------------------------------------------------------------------------------------------------
     500,000  IN Pollution Control (General Motors Corp.)                         5.625           04/01/2011               439,490
----------------------------------------------------------------------------------------------------------------------------------
   4,360,000  Indianapolis, IN Hsg. (Cambridge Station Apartments)                5.250           01/01/2039             4,403,774
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)           5.625           12/01/2027                72,928
----------------------------------------------------------------------------------------------------------------------------------
  17,500,000  North Manchester, IN (Estelle Peabody Memorial Home) 1              7.250           07/01/2033            18,248,825
----------------------------------------------------------------------------------------------------------------------------------
   6,915,000  Vincennes, IN Economic Devel. (Southwest
              Indiana Regional Youth Village)                                     6.250           01/01/2024             6,933,048
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Wabash, IN Solid Waste Disposal (Jefferson Smurfit Corp.)           7.500           06/01/2026                30,750
                                                                                                                   ---------------
                                                                                                                        49,517,464
----------------------------------------------------------------------------------------------------------------------------------
IOWA--4.3%
     900,000  IA Finance Authority Retirement Community
              (Friendship Haven)                                                  6.125           11/15/2032               913,086
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  IA Higher Education Loan Authority (Wartburg College)               5.300           10/01/2037            10,042,400
----------------------------------------------------------------------------------------------------------------------------------
  33,450,000  IA Tobacco Settlement Authority                                     5.375           06/01/2038            32,744,540
----------------------------------------------------------------------------------------------------------------------------------
  50,000,000  IA Tobacco Settlement Authority                                     5.500           06/01/2042            49,491,500
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  IA Tobacco Settlement Authority                                     5.625           06/01/2046             4,990,850
----------------------------------------------------------------------------------------------------------------------------------
 190,800,000  IA Tobacco Settlement Authority                                     6.250 8         06/01/2046            16,153,128
----------------------------------------------------------------------------------------------------------------------------------
 360,990,000  IA Tobacco Settlement Authority                                     7.130 8         06/01/2046            21,717,158
----------------------------------------------------------------------------------------------------------------------------------
  19,245,000  IA Tobacco Settlement Authority (TASC)                              5.300           06/01/2025            20,713,586
----------------------------------------------------------------------------------------------------------------------------------
  20,000,000  IA Tobacco Settlement Authority ROLs 2,7                           10.316 3         06/01/2046            19,880,000
                                                                                                                   ---------------
                                                                                                                       176,646,248


                 27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
KANSAS--0.3%
$  1,300,000  Lenexa, KS Multifamily Hsg. (Meadows Apartments)                    7.750%          10/15/2035       $     1,325,506
----------------------------------------------------------------------------------------------------------------------------------
   1,665,000  Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)           5.900           06/01/2028             1,682,882
----------------------------------------------------------------------------------------------------------------------------------
   2,995,000  Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)           6.450           12/01/2033             3,119,622
----------------------------------------------------------------------------------------------------------------------------------
   1,205,000  Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)           6.875           12/01/2026             1,234,282
----------------------------------------------------------------------------------------------------------------------------------
     355,000  Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)           7.600           12/01/2031               367,414
----------------------------------------------------------------------------------------------------------------------------------
     890,000  Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)           7.600           12/01/2031               921,123
----------------------------------------------------------------------------------------------------------------------------------
   1,650,000  Wichita, KS Hsg. (Innes Station Apartments)                         6.250           03/01/2028             1,679,535
----------------------------------------------------------------------------------------------------------------------------------
     650,000  Wyandotte County/Kansas City, KS Unified Government
              Pollution Control (General Motors)                                  6.000           06/01/2025               519,305
                                                                                                                   ---------------
                                                                                                                        10,849,669
----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--2.7%
     890,000  Boone County, KY Pollution Control
              (Dayton Power & Light Company)                                      6.500           11/15/2022               895,215
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Boone County, KY Pollution Control
              (Dayton Power & Light Company)                                      6.500           11/15/2022                 5,013
----------------------------------------------------------------------------------------------------------------------------------
  27,170,000  Kenton County, KY Airport Special Facilities
              (Delta Airlines) 5                                                  6.125           02/01/2022            16,954,895
----------------------------------------------------------------------------------------------------------------------------------
  45,760,000  Kenton County, KY Airport Special Facilities
              (Delta Airlines) 5                                                  7.125           02/01/2021            30,239,581
----------------------------------------------------------------------------------------------------------------------------------
     150,000  Kenton County, KY Airport Special Facilities
              (Delta Airlines) 5                                                  7.250           02/01/2022                98,747
----------------------------------------------------------------------------------------------------------------------------------
  28,805,000  Kenton County, KY Airport Special Facilities
              (Delta Airlines) 5                                                  7.500           02/01/2012            19,626,575
----------------------------------------------------------------------------------------------------------------------------------
  31,200,000  Kenton County, KY Airport Special Facilities
              (Delta Airlines) 5                                                  7.500           02/01/2020            20,774,208
----------------------------------------------------------------------------------------------------------------------------------
   5,165,000  Kenton County, KY Airport Special Facilities
               (Mesaba Aviation) 2                                                6.625           07/01/2019             3,572,476
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Kenton County, KY Airport Special Facilities
              (Mesaba Aviation) 2                                                 6.700           07/01/2029             3,456,300
----------------------------------------------------------------------------------------------------------------------------------
   2,735,000  Kuttawa, KY (1st Mortgage-GF/Kentucky)                              6.750           03/01/2029             2,643,405
----------------------------------------------------------------------------------------------------------------------------------
   2,900,000  Morgantown, KY Solid Waste Disposal (Imco Recycling)                6.000           05/01/2023             2,824,977
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  Morgantown, KY Solid Waste Disposal (Imco Recycling)                7.450           05/01/2022             1,202,832
----------------------------------------------------------------------------------------------------------------------------------
   5,740,000  Morgantown, KY Solid Waste Disposal (Imco Recycling)                7.650           05/01/2016             5,770,020
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Perry County, KY Solid Waste Disposal
              (Weyerhaeuser Company)                                              6.550           04/15/2027             2,092,040
                                                                                                                   ---------------
                                                                                                                       110,156,284
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--4.4%
   5,555,000  Calcasieu Parish, LA Industrial Devel. Board
              Pollution Control (Gulf States Utilities Company)                   6.750           10/01/2012             5,574,609
----------------------------------------------------------------------------------------------------------------------------------
   1,400,000  Epps, LA COP 2                                                      8.000           06/01/2018             1,450,526
----------------------------------------------------------------------------------------------------------------------------------
   3,790,000  LA CDA (Eunice Student Hsg. Foundation)                             7.375           09/01/2033             3,440,335


                 28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$    315,000  LA HFA (Single Family Mtg.)                                         6.300%          06/01/2020       $       323,256
----------------------------------------------------------------------------------------------------------------------------------
      15,000  LA HFA (Single Family Mtg.)                                         7.800           12/01/2026                15,693
----------------------------------------------------------------------------------------------------------------------------------
   1,155,000  LA Local Government EF&CD Authority
              (Cypress Apartments)                                                8.000           04/20/2028             1,154,942
----------------------------------------------------------------------------------------------------------------------------------
     650,000  LA Local Government EF&CD Authority
              (Oakleigh Apartments)                                               8.500           06/01/2038               684,717
----------------------------------------------------------------------------------------------------------------------------------
   4,100,000  LA Local Government EF&CD Authority
              (Oakleigh Apartments), Series A                                     6.375           06/01/2038             4,344,032
----------------------------------------------------------------------------------------------------------------------------------
     520,000  LA Local Government EF&CD Authority
              (Sharlo Apartments)                                                 8.000           06/20/2028               519,974
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  LA Local Government EF&CD Authority (St. James Place)               7.000           11/01/2029             8,146,080
----------------------------------------------------------------------------------------------------------------------------------
   7,460,000  LA Public Facilities Authority
              (Lake Charles Memorial Hospital)                                    8.625           12/01/2030             7,875,895
----------------------------------------------------------------------------------------------------------------------------------
     210,000  LA Public Facilities Authority
              (Multi-Family Misson Ministries)                                    7.100           09/01/2024               199,420
----------------------------------------------------------------------------------------------------------------------------------
   5,350,000  LA Public Facilities Authority (Progressive Healthcare)             6.375           10/01/2028             5,088,439
----------------------------------------------------------------------------------------------------------------------------------
   1,875,000  LA Public Facilities Authority ROLs 2                              10.438 3         05/15/2022             1,975,013
----------------------------------------------------------------------------------------------------------------------------------
 119,935,000  LA Tobacco Settlement Financing Corp. (TASC)                        5.875           05/15/2039           125,627,115
----------------------------------------------------------------------------------------------------------------------------------
   9,580,000  LA Tobacco Settlement Financing Corp. (TASC), Series B              5.500           05/15/2030             9,806,471
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Lake Charles, LA Non-Profit HDC Section 8 (Chateau)                 7.875           02/15/2025                45,869
----------------------------------------------------------------------------------------------------------------------------------
   1,965,000  New Orleans, LA Finance Authority (Single Family Mtg.)              6.220 8         12/01/2032               375,688
----------------------------------------------------------------------------------------------------------------------------------
   2,720,000  New Orleans, LA Finance Authority (Single Family Mtg.)              6.370 8         06/01/2032               515,005
----------------------------------------------------------------------------------------------------------------------------------
     345,000  New Orleans, LA HDC (Southwood Patio)                               7.700           02/01/2022               347,805
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  New Orleans, LA Sewage Service                                      3.000           07/26/2006             4,937,800
----------------------------------------------------------------------------------------------------------------------------------
     135,000  West Feliciana Parish, LA Pollution Control
              (Entergy Gulf States)                                               5.800           12/01/2015               135,729
----------------------------------------------------------------------------------------------------------------------------------
     240,000  West Feliciana Parish, LA Pollution Control
              (Entergy Gulf States)                                               5.800           04/01/2016               240,682
                                                                                                                   ---------------
                                                                                                                       182,825,095
----------------------------------------------------------------------------------------------------------------------------------
MAINE--1.0%
  35,000,000  ME Finance Authority Solid Waste Recycling
              Facilities (Great Northern Paper)                                   7.750           10/01/2022            35,542,500
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  ME State Hsg. Authority Mtg. ROLs 2                                11.585 3         11/15/2022             1,382,650
----------------------------------------------------------------------------------------------------------------------------------
      20,000  North Berwick, ME (Hussey Seating Company) 2                        7.000           12/01/2013                20,417
----------------------------------------------------------------------------------------------------------------------------------
   4,800,000  Rumford, ME Pollution Control (Boise Cascade Corp.)                 6.625           07/01/2020             4,908,480
                                                                                                                   ---------------
                                                                                                                        41,854,047
----------------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.2%
   3,000,000  Baltimore, MD Convention Center 4                                   5.875           09/01/2039             3,123,390
----------------------------------------------------------------------------------------------------------------------------------
     977,000  Baltimore, MD Special Obligation (North Locust Point)               5.500           09/01/2034               991,440
----------------------------------------------------------------------------------------------------------------------------------
     320,000  MD Industrial Devel. Financing Authority
              (Our Lady of Good Counsel)                                          5.500           05/01/2020               327,069


                 29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$    850,000  MD Industrial Devel. Financing Authority
              (Our Lady of Good Counsel)                                          6.000%          05/01/2035       $       885,097
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series C                             7.150           07/01/2023                15,019
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Prince Georges County, MD Special Obligation
              (National Harbor)                                                   5.200           07/01/2034             4,033,920
                                                                                                                   ---------------
                                                                                                                         9,375,935
----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.7%
     800,000  MA Devel. Finance Agency (Eastern Nazarene College)                 5.625           04/01/2019               806,704
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  MA Devel. Finance Agency (Eastern Nazarene College)                 5.625           04/01/2029             1,000,580
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  MA GO ROLs 2                                                       10.438 3         08/01/2027             2,644,920
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  MA H&EFA RITES 2                                                    8.700 3         08/15/2035             2,613,250
----------------------------------------------------------------------------------------------------------------------------------
  13,020,000  MA HFA RITES 1,2,7                                                  9.735 3         07/01/2025            14,351,425
----------------------------------------------------------------------------------------------------------------------------------
   5,640,000  MA HFA ROLs 2                                                      10.348 3         07/01/2022             6,029,047
----------------------------------------------------------------------------------------------------------------------------------
     120,000  MA Industrial Finance Agency (General Motors Corp.)                 5.550           04/01/2009               111,092
                                                                                                                   ---------------
                                                                                                                        27,557,018
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.4%
     310,000  Detroit, MI Hsg. Finance Corp.
              (Across The Park Section 8 Elderly Hsg.)                            7.875           06/01/2010               313,429
----------------------------------------------------------------------------------------------------------------------------------
      95,000  Detroit, MI Local Devel. Finance Authority                          5.500           05/01/2021                90,882
----------------------------------------------------------------------------------------------------------------------------------
   2,625,000  Kent, MI Hospital Finance Authority                                 6.250           07/01/2040             2,854,530
----------------------------------------------------------------------------------------------------------------------------------
   2,475,000  MI Higher Education Student Loan Authority RITES 2                 10.234 3         09/01/2026             2,849,963
----------------------------------------------------------------------------------------------------------------------------------
   2,185,000  MI Job Devel. Authority Pollution Control
              (General Motors Corp.)                                              5.550           04/01/2009             1,999,406
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  MI Public Educational Facilities Authority (Old Redford)            6.000           12/01/2035             2,010,860
----------------------------------------------------------------------------------------------------------------------------------
   4,900,000  MI Strategic Fund (Genesee Power Station)                           7.500           01/01/2021             4,842,523
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  MI Strategic Fund Limited Obligation
              (Detroit Edison) ROLs 2                                            12.346 3         06/01/2030             2,487,440
----------------------------------------------------------------------------------------------------------------------------------
     485,000  MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series A                                      6.550           10/01/2022               419,607
----------------------------------------------------------------------------------------------------------------------------------
   6,110,000  MI Strategic Fund Pollution Control
              (General Motors Corp.)                                              6.200           09/01/2020             5,146,759
----------------------------------------------------------------------------------------------------------------------------------
  27,895,000  MI Strategic Fund Pollution Control
              (General Motors Corp.) 1                                            7.875 6         12/01/2008            27,895,000
----------------------------------------------------------------------------------------------------------------------------------
  15,930,000  MI Strategic Fund Pollution Control
              (General Motors Corp.)                                              8.000 6         04/01/2008            15,930,000
----------------------------------------------------------------------------------------------------------------------------------
  23,000,000  Midland County, MI EDC
              (Midland Cogeneration Venture)                                      6.875           07/23/2009            22,675,700
----------------------------------------------------------------------------------------------------------------------------------
   2,640,000  Wayne Charter County, MI Airport Facilities
              (Northwest Airlines) 2,5                                            6.000           12/01/2029             1,458,125


                 30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$  7,795,000  Wayne County, MI Airport Authority ROLs                            10.338% 3        12/01/2029       $     8,559,845
                                                                                                                   ---------------
                                                                                                                        99,534,069
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.7%
   1,430,000  Burnsville, MN Commercial Devel. (Holiday Inn)                      5.900           04/01/2008             1,422,049
----------------------------------------------------------------------------------------------------------------------------------
     475,000  Cuyuna Range, MN Hospital District Health Facilities                5.200           06/01/2025               477,057
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Cuyuna Range, MN Hospital District Health Facilities                5.500           06/01/2035             1,010,830
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Eden Prairie, MN Hsg. (Sterling Ponds)                              6.250           12/01/2029               195,024
----------------------------------------------------------------------------------------------------------------------------------
   1,230,000  Mahtomedi, MN Multifamily (Briarcliff)                              7.350           06/01/2036             1,258,979
----------------------------------------------------------------------------------------------------------------------------------
   9,800,000  Mankato, MN Industrial Devel.
              (Environ Biocomposites Holdings)                                    7.250           12/01/2025             9,795,492
----------------------------------------------------------------------------------------------------------------------------------
  30,530,000  Minneapolis & St. Paul, MN Metropolitan Airports
               Commission (Northwest Airlines) 5                                  7.000           04/01/2025            19,867,398
----------------------------------------------------------------------------------------------------------------------------------
  12,400,000  Minneapolis & St. Paul, MN Metropolitan Airports
               Commission (Northwest Airlines) 5                                  7.375           04/01/2025             8,068,928
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Minneapolis, MN Tax Increment (Ivy Tower)                           5.700           02/01/2029             1,006,310
----------------------------------------------------------------------------------------------------------------------------------
   8,265,000  Rochester, MN Hsg. (Wedum Shorewood Campus)                         6.600           06/01/2036             8,522,951
----------------------------------------------------------------------------------------------------------------------------------
     685,000  Rochester, MN Multifamily Hsg. (Eastridge Estates)                  7.750           12/15/2034               684,904
----------------------------------------------------------------------------------------------------------------------------------
   4,500,000  Sartell, MN Health Care & Hsg. Facilities
              (The Foundation for Health Care Continuums)                         6.625           09/01/2029             4,592,610
----------------------------------------------------------------------------------------------------------------------------------
   1,700,000  St. Paul, MN Hsg. & Redevel. Authority
              (Brigecreek Senior Place)                                           7.000           09/15/2037             1,700,170
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  St. Paul, MN Hsg. & Redevel. Authority
              (Community of Peace Building Company)                               7.875           12/01/2030             2,076,460
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  St. Paul, MN Hsg. & Redevel. Authority
              (Great Northern Lofts)                                              6.250           03/01/2029             3,147,840
----------------------------------------------------------------------------------------------------------------------------------
   2,130,000  St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)              7.000           03/01/2029             2,123,780
----------------------------------------------------------------------------------------------------------------------------------
   3,400,000  St. Paul, MN Port Authority (Healtheast Midway Campus)              6.000           05/01/2030             3,467,286
                                                                                                                   ---------------
                                                                                                                        69,418,068
----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.6%
     125,000  Claiborne County, MS Pollution Control
              (System Energy Resources)                                           6.200           02/01/2026               126,381
----------------------------------------------------------------------------------------------------------------------------------
     320,000  Hinds County, MS Urban Renewal
              (The Lodge Associates, Ltd.) 5                                      8.000           10/15/2022               233,731
----------------------------------------------------------------------------------------------------------------------------------
  12,485,000  MS Business Finance Corp. (System Energy Resources) 1               5.875           04/01/2022            12,668,530
----------------------------------------------------------------------------------------------------------------------------------
   6,430,000  MS Business Finance Corp. (System Energy Resources)                 5.900           05/01/2022             6,530,951
----------------------------------------------------------------------------------------------------------------------------------
   4,375,000  MS Hospital Equipment & Facilities Authority RITES 2                8.680 3         09/01/2024             4,572,750
                                                                                                                   ---------------
                                                                                                                        24,132,343
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.3%
  13,000,000  Branson, MO IDA (Branson Hills)                                     7.050           05/01/2027            13,029,510
----------------------------------------------------------------------------------------------------------------------------------
   2,470,000  Branson, MO IDA (Branson Landing)                                   5.500           06/01/2029             2,501,270


                 31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$  2,530,000  Clay County, MO IDA (Oak Creek)                                     6.300%          01/20/2038       $     2,729,364
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Kansas City, MO IDA (Plaza Library)                                 5.900           03/01/2024               999,500
----------------------------------------------------------------------------------------------------------------------------------
   1,400,000  Kansas City, MO IDA (West Paseo)                                    6.750           07/01/2036             1,412,264
----------------------------------------------------------------------------------------------------------------------------------
     135,000  Kennett, MO IDA (ACF Industries)                                    8.125           06/01/2010               136,858
----------------------------------------------------------------------------------------------------------------------------------
   3,915,000  MO Hsg. Devel. Commission (Mansion
              Apartments Phase II)                                                6.170           04/01/2032             3,958,496
----------------------------------------------------------------------------------------------------------------------------------
   3,865,000  MO Hsg. Devel. Commission (Single Family Mtg.)                      5.550           09/01/2034             3,979,868
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  St. Joseph, MO IDA (Living Community of St. Joseph)                 7.000           08/15/2032             2,673,675
----------------------------------------------------------------------------------------------------------------------------------
     750,000  St. Joseph, MO IDA (Shoppes at North Village)                       5.375           11/01/2024               746,430
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  St. Joseph, MO IDA (Shoppes at North Village)                       5.500           11/01/2027             2,498,200
----------------------------------------------------------------------------------------------------------------------------------
   2,355,000  St. Louis, MO IDA (Kiel Center Multipurpose Arena)                  7.750           12/01/2013             2,389,148
----------------------------------------------------------------------------------------------------------------------------------
  15,400,000  St. Louis, MO IDA (Kiel Center Multipurpose Arena) 1                7.875           12/01/2024            15,638,700
                                                                                                                   ---------------
                                                                                                                        52,693,283
----------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
   6,800,000  MT Board of Investment Exempt Facilities
              (Stillwater Mining Company)                                         8.000           07/01/2020             7,057,040
----------------------------------------------------------------------------------------------------------------------------------
   1,910,000  MT Health Facilities Authority
              (Community Medical Center)                                          6.375           06/01/2018             1,955,630
----------------------------------------------------------------------------------------------------------------------------------
     165,000  MT Higher Education Student Assistance Corp.                        5.500           12/01/2031               168,704
                                                                                                                   ---------------
                                                                                                                         9,181,374
----------------------------------------------------------------------------------------------------------------------------------
MULTI STATES--0.7%
   7,000,000  GMAC Municipal Mortgage Trust 7                                     5.500           10/31/2040             7,048,160
----------------------------------------------------------------------------------------------------------------------------------
  13,000,000  GMAC Municipal Mortgage Trust 1,7                                   5.700           10/31/2040            13,069,940
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  Munimae TE Bond Subsidiary 7                                        5.900           11/29/2049             8,227,840
                                                                                                                   ---------------
                                                                                                                        28,345,940
----------------------------------------------------------------------------------------------------------------------------------
NEVADA--1.5%
  27,210,000  Clark County, NV Industrial Devel.
              (Nevada Power Company)                                              5.900           10/01/2030            27,211,088
----------------------------------------------------------------------------------------------------------------------------------
   6,990,000  Clark County, NV Industrial Devel.
              (Nevada Power Company), Series A                                    5.900           11/01/2032             6,990,280
----------------------------------------------------------------------------------------------------------------------------------
  13,160,000  Clark County, NV Industrial Devel.
              (Southwest Gas Corp.), Series B 1                                   5.000           12/01/2033            13,361,085
----------------------------------------------------------------------------------------------------------------------------------
   2,065,000  Clark County, NV Industrial Devel. RITES 2                         10.634 3         12/01/2038             2,515,211
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Director of the State of NV Dept. of Business
              & Industry (Las Ventanas Retirement)                                7.000           11/15/2034            10,370,100
----------------------------------------------------------------------------------------------------------------------------------
     135,000  Mesquite, NV Special Improvement District
              (Canyon Creek)                                                      5.400           08/01/2020               133,623
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Mesquite, NV Special Improvement District
              (Canyon Creek)                                                      5.500           08/01/2025               496,160
                                                                                                                   ---------------
                                                                                                                        61,077,547


                 32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.2%
$  2,265,000  NH Business Finance Authority (Air Cargo at Pease)                  6.750%          04/01/2024       $     2,200,198
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  NH H&EFA (Franklin Pierce College)                                  6.050           10/01/2034             4,333,080
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NH HE&H Facilities Authority (New England College)                  5.750           03/01/2009               975,080
                                                                                                                   ---------------
                                                                                                                         7,508,358
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--10.1%
     100,000  NJ EDA (Cascade Corp.)                                              8.250           02/01/2026                99,999
----------------------------------------------------------------------------------------------------------------------------------
  24,000,000  NJ EDA (Cigarette Tax)                                              5.500           06/15/2024            25,025,280
----------------------------------------------------------------------------------------------------------------------------------
   5,205,000  NJ EDA (Cigarette Tax)                                              5.500           06/15/2031             5,386,342
----------------------------------------------------------------------------------------------------------------------------------
  19,205,000  NJ EDA (Cigarette Tax)                                              5.750           06/15/2029            20,280,096
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  NJ EDA (Cigarette Tax)                                              5.750           06/15/2034             3,155,340
----------------------------------------------------------------------------------------------------------------------------------
     965,000  NJ EDA (Continental Airlines)                                       5.500           04/01/2028               672,267
----------------------------------------------------------------------------------------------------------------------------------
  12,030,000  NJ EDA (Continental Airlines)                                       6.250           09/15/2019            11,365,583
----------------------------------------------------------------------------------------------------------------------------------
  31,000,000  NJ EDA (Continental Airlines)                                       6.250           09/15/2029            28,773,580
----------------------------------------------------------------------------------------------------------------------------------
  10,755,000  NJ EDA (Continental Airlines)                                       6.400           09/15/2023            10,252,419
----------------------------------------------------------------------------------------------------------------------------------
     860,000  NJ EDA (Continental Airlines)                                       6.625           09/15/2012               851,993
----------------------------------------------------------------------------------------------------------------------------------
  20,520,000  NJ EDA (Continental Airlines)                                       7.000           11/15/2030            20,326,496
----------------------------------------------------------------------------------------------------------------------------------
  16,910,000  NJ EDA (Continental Airlines)                                       7.200           11/15/2030            16,962,759
----------------------------------------------------------------------------------------------------------------------------------
     100,000  NJ EDA (Continental Airlines)                                       9.000           06/01/2033               109,322
----------------------------------------------------------------------------------------------------------------------------------
   1,600,000  NJ EDA (Empowerment Zone-Cumberland)                                7.750           08/01/2021             1,610,608
----------------------------------------------------------------------------------------------------------------------------------
   3,250,000  NJ EDA Retirement Community (Cedar Crest Village)                   7.250           11/15/2031             3,524,853
----------------------------------------------------------------------------------------------------------------------------------
   7,395,000  NJ EDA ROLs 1,2                                                    11.448 3         12/15/2015            10,578,548
----------------------------------------------------------------------------------------------------------------------------------
   2,545,000  NJ Health Care Facilities Financing Authority
              (Columbus Hospital)                                                 7.500           07/01/2021             2,548,487
----------------------------------------------------------------------------------------------------------------------------------
   5,100,000  NJ Health Care Facilities Financing Authority
              (Raritan Bay Medical Center)                                        7.250           07/01/2027             5,233,620
----------------------------------------------------------------------------------------------------------------------------------
   1,115,000  NJ Tobacco Settlement Financing Corp. (TASC)                        5.750           06/01/2032             1,154,638
----------------------------------------------------------------------------------------------------------------------------------
  64,620,000  NJ Tobacco Settlement Financing Corp. (TASC)                        6.000           06/01/2037            68,319,495
----------------------------------------------------------------------------------------------------------------------------------
  88,750,000  NJ Tobacco Settlement Financing Corp. (TASC)                        6.125           06/01/2042            94,427,338
----------------------------------------------------------------------------------------------------------------------------------
  46,215,000  NJ Tobacco Settlement Financing Corp. (TASC)                        6.250           06/01/2043            50,060,550
----------------------------------------------------------------------------------------------------------------------------------
  16,165,000  NJ Tobacco Settlement Financing Corp. (TASC)                        6.375           06/01/2032            17,748,200
----------------------------------------------------------------------------------------------------------------------------------
  12,590,000  NJ Tobacco Settlement Financing Corp. (TASC)                        6.750           06/01/2039            14,145,243
----------------------------------------------------------------------------------------------------------------------------------
   4,055,000  NJ Tobacco Settlement Financing Corp. (TASC)                        7.000           06/01/2041             4,634,297
                                                                                                                   ---------------
                                                                                                                       417,247,353
----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.4%
   5,800,000  El Dorado, NM Area Water & Sanitation District                      6.000           02/01/2025             5,764,272
----------------------------------------------------------------------------------------------------------------------------------
  10,800,000  Sandoval County, NM (Santa Ana Pueblo) 1                            7.750           07/01/2015            11,108,124
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Ventana West, NM Public Improvement
              District Special Levy                                               6.875           08/01/2033             1,059,990
                                                                                                                   ---------------
                                                                                                                        17,932,386


                 33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--3.2%
$  3,000,000  Albany, NY IDA (New Covenant Charter School)                        7.000%          05/01/2035       $     2,865,330
----------------------------------------------------------------------------------------------------------------------------------
  23,000,000  Erie County, NY IDA (Great Lakes)                                   7.500           12/01/2025            22,837,160
----------------------------------------------------------------------------------------------------------------------------------
  13,000,000  Erie County, NY Tobacco Asset Securitization Corp.                  5.870 8         06/01/2047             1,100,060
----------------------------------------------------------------------------------------------------------------------------------
  56,000,000  Erie County, NY Tobacco Asset Securitization Corp.                  6.280 8         06/01/2050             3,481,520
----------------------------------------------------------------------------------------------------------------------------------
  62,000,000  Erie County, NY Tobacco Asset Securitization Corp.                  6.660 8         06/01/2055             2,366,540
----------------------------------------------------------------------------------------------------------------------------------
  33,200,000  NY Counties Tobacco Trust V                                         5.980 8         06/01/2038             5,009,880
----------------------------------------------------------------------------------------------------------------------------------
 108,000,000  NY Counties Tobacco Trust V                                         6.070 8         06/01/2050             7,722,000
----------------------------------------------------------------------------------------------------------------------------------
 412,100,000  NY Counties Tobacco Trust V                                         7.150 8         06/01/2060             9,301,097
----------------------------------------------------------------------------------------------------------------------------------
 500,000,000  NY Counties Tobacco Trust V                                         7.840 8         06/01/2060             7,870,000
----------------------------------------------------------------------------------------------------------------------------------
   2,825,000  NYC IDA (American Airlines)                                         5.400           07/01/2019             2,089,624
----------------------------------------------------------------------------------------------------------------------------------
   3,815,000  NYC IDA (American Airlines)                                         5.400           07/01/2020             2,784,034
----------------------------------------------------------------------------------------------------------------------------------
   7,055,000  NYC IDA (American Airlines)                                         6.900           08/01/2024             5,841,399
----------------------------------------------------------------------------------------------------------------------------------
  46,000,000  NYC IDA (American Airlines)                                         7.750           08/01/2031            47,915,900
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                  5.750           10/01/2036             1,005,750
----------------------------------------------------------------------------------------------------------------------------------
     500,000  NYC IDA Special Facilities (JFK International Airport)              8.000           08/01/2012               524,960
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYS DA (MSH/NYU Hospital Center/HJDOI
              Obligated Group)                                                    6.625           07/01/2019             5,388,200
----------------------------------------------------------------------------------------------------------------------------------
   1,350,000  Otsego County, NY IDA (Hartwick College)                            6.000           07/01/2013             1,358,829
----------------------------------------------------------------------------------------------------------------------------------
   1,435,000  Otsego County, NY IDA (Hartwick College)                            6.000           07/01/2014             1,437,554
----------------------------------------------------------------------------------------------------------------------------------
   1,520,000  Otsego County, NY IDA (Hartwick College)                            6.000           07/01/2015             1,512,902
----------------------------------------------------------------------------------------------------------------------------------
   1,610,000  Otsego County, NY IDA (Hartwick College)                            6.000           07/01/2016             1,589,698
                                                                                                                   ---------------
                                                                                                                       134,002,437
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.9%
     680,000  Charlotte, NC Douglas International Airport
              Special Facilities (US Airways)                                     7.750           02/01/2028               622,091
----------------------------------------------------------------------------------------------------------------------------------
  10,420,000  Charlotte, NC Special Facilities
              (Charlotte/Douglas International Airport)                           5.600           07/01/2027             7,929,516
----------------------------------------------------------------------------------------------------------------------------------
  25,000,000  Gaston, NC IF&PCFA (National Gypsum)                                5.750           08/01/2035            26,240,750
----------------------------------------------------------------------------------------------------------------------------------
   1,400,000  NC Medical Care Commission (United Methodist)                       5.500           10/01/2032             1,437,912
                                                                                                                   ---------------
                                                                                                                        36,230,269
----------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
   2,635,000  Richland County, ND Hsg. (Birchwood Properties)                     6.750           05/01/2029             2,528,915
----------------------------------------------------------------------------------------------------------------------------------
OHIO--1.7%
   1,495,000  Butler County, OH Hsg. (Anthony Wayne Apartments)                   6.500           09/01/2030             1,420,340
----------------------------------------------------------------------------------------------------------------------------------
  15,505,000  Cleveland, OH Airport (Continental Airlines)                        5.375           09/15/2027            12,339,189
----------------------------------------------------------------------------------------------------------------------------------
  13,325,000  Cleveland, OH Airport (Continental Airlines)                        5.700           12/01/2019            11,549,977
----------------------------------------------------------------------------------------------------------------------------------
   3,480,000  Dublin, OH Industrial Devel. (Dublin Health Care Corp.)             7.500           12/01/2016             3,574,412
----------------------------------------------------------------------------------------------------------------------------------
   1,120,000  Lorain County, OH Port Authority (Alumalloy LLC)                    6.000           11/15/2025             1,132,219
----------------------------------------------------------------------------------------------------------------------------------
     960,000  Moraine, OH Solid Waste Disposal (General Motors Corp.)             5.650           07/01/2024               739,104


                 34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$    225,000  Moraine, OH Solid Waste Disposal (General Motors Corp.)             6.750%          07/01/2014       $       205,166
----------------------------------------------------------------------------------------------------------------------------------
   4,375,000  OH Air Quality Devel. Authority ROLs 2                              9.627 3         01/01/2034             4,506,338
----------------------------------------------------------------------------------------------------------------------------------
     150,000  OH Environmental Facilities (Ford Motor Company)                    5.950           09/01/2029               117,045
----------------------------------------------------------------------------------------------------------------------------------
   2,410,000  OH HFA ROLs 2                                                       9.497 3         09/01/2029             2,246,891
----------------------------------------------------------------------------------------------------------------------------------
     550,000  OH Pollution Control (General Motors Corp.)                         5.625           03/01/2015               464,541
----------------------------------------------------------------------------------------------------------------------------------
   4,360,000  OH Pollution Control (General Motors Corp.)                         7.750 6         03/01/2006             4,360,000
----------------------------------------------------------------------------------------------------------------------------------
   2,175,000  OH Port Authority of Columbiana County (A&L Salvage)               14.500           07/01/2028             2,478,565
----------------------------------------------------------------------------------------------------------------------------------
  16,320,000  OH Port Authority of Columbiana Solid Waste
              (Apex Environmental)                                                7.250           08/01/2034            16,515,840
----------------------------------------------------------------------------------------------------------------------------------
  12,815,000  OH Solid Waste (General Motors Corp.)                               6.300           12/01/2032            10,338,886
----------------------------------------------------------------------------------------------------------------------------------
     400,000  OH Water Devel. Authority (Cincinnati Gas)                          5.450           01/01/2024               400,980
----------------------------------------------------------------------------------------------------------------------------------
     235,000  OH Water Devel. Authority (General Motors Corp.)                    5.900           06/15/2008               221,281
                                                                                                                   ---------------
                                                                                                                        72,610,774
----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.4%
   2,635,000  Cleveland County, OK IDA (Vaughn Foods)                             6.750           12/01/2012             2,660,612
----------------------------------------------------------------------------------------------------------------------------------
   2,365,000  Cleveland County, OK IDA (Vaughn Foods)                             7.100           12/01/2024             2,398,914
----------------------------------------------------------------------------------------------------------------------------------
   2,015,000  Ellis County, OK Industrial Authority
              (W.B. Johnston Grain of Shattuck)                                   7.100           08/01/2023             2,116,576
----------------------------------------------------------------------------------------------------------------------------------
   2,760,000  Ellis County, OK Industrial Authority
              (W.B. Johnston Grain of Shattuck)                                   7.500           08/01/2023             2,933,852
----------------------------------------------------------------------------------------------------------------------------------
   3,825,000  Jackson County, OK Memorial Hospital Authority
              (Jackson County Memorial)                                           7.300           08/01/2015             3,886,315
----------------------------------------------------------------------------------------------------------------------------------
   9,000,000  OK Devel. Finance Authority (Doane Products Company)                6.250           07/15/2023             9,120,780
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Oklahoma City, OK Industrial & Cultural Facilities
              (Aero Obligated Group)                                              6.750           01/01/2023             1,554,195
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Ottawa, OK Finance Authority
              (Doane Products Company)                                            7.250           06/01/2017             3,036,780
----------------------------------------------------------------------------------------------------------------------------------
  15,000,000  Tulsa County, OK Industrial Authority (Affordable Hsg.)             5.125 6         01/01/2039            15,000,000
----------------------------------------------------------------------------------------------------------------------------------
   6,425,000  Tulsa, OK Municipal Airport Trust (American Airlines)               5.650           12/01/2035             6,259,299
----------------------------------------------------------------------------------------------------------------------------------
  10,500,000  Tulsa, OK Municipal Airport Trust (American Airlines)               7.750           06/01/2035            11,064,480
                                                                                                                   ---------------
                                                                                                                        60,031,803
----------------------------------------------------------------------------------------------------------------------------------
OREGON--0.1%
   2,250,000  Klamath Falls, OR Electric (Klamath Cogeneration)                   5.875           01/01/2016             1,949,625
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Klamath Falls, OR Electric (Klamath Cogeneration)                   6.000           01/01/2025             1,224,075
----------------------------------------------------------------------------------------------------------------------------------
     320,000  OR Economic Devel. (Georgia-Pacific Corp.)                          5.700           12/01/2025               313,645
----------------------------------------------------------------------------------------------------------------------------------
     570,000  OR Economic Devel. (Georgia-Pacific Corp.)                          6.350           08/01/2025               570,114
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Port of Portland, OR Special Obligation (Delta Air Lines) 2,5       6.200           09/01/2022               646,200
                                                                                                                   ---------------
                                                                                                                         4,703,659


                 35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--5.1%
$  1,250,000  Allegheny County, PA HDA (The Covenant at South Hills) 2            8.750 %         02/01/2031       $       770,313
----------------------------------------------------------------------------------------------------------------------------------
   4,370,000  Allegheny County, PA HDA
              (West Penn Allegheny Health System)                                 9.250           11/15/2015             5,210,570
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  Allegheny County, PA HDA
              (West Penn Allegheny Health System)                                 9.250           11/15/2022             7,144,800
----------------------------------------------------------------------------------------------------------------------------------
  36,010,000  Allegheny County, PA HDA
              (West Penn Allegheny Health System)                                 9.250           11/15/2030            42,729,826
----------------------------------------------------------------------------------------------------------------------------------
      95,000  Beaver County, PA IDA (J. Ray McDermott & Company)                  6.800           02/01/2009                95,110
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Chester County, PA H&EFA (Jenners Pond)                             7.750           07/01/2034             1,043,100
----------------------------------------------------------------------------------------------------------------------------------
     340,000  Horsham, PA Industrial & Commercial Devel. Authority
              (GF/Pennsylvania Property)                                          7.375           09/01/2008               337,634
----------------------------------------------------------------------------------------------------------------------------------
   5,040,000  Horsham, PA Industrial & Commercial Devel. Authority
              (GF/Pennsylvania Property)                                          8.375           09/01/2024             5,022,965
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Lawrence County, PA IDA (Shenango Presbyterian Center)              7.500           11/15/2031             1,027,970
----------------------------------------------------------------------------------------------------------------------------------
     485,000  New Morgan, PA IDA (Browning-Ferris Industries)                     6.500           04/01/2019               483,841
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  PA EDFA (National Gypsum Company)                                   6.250           11/01/2027             5,333,650
----------------------------------------------------------------------------------------------------------------------------------
  76,625,000  PA EDFA (Reliant Energy)                                            6.750           12/01/2036            81,691,445
----------------------------------------------------------------------------------------------------------------------------------
  15,500,000  PA EDFA (Reliant Energy)                                            6.750           12/01/2036            16,524,860
----------------------------------------------------------------------------------------------------------------------------------
  29,675,000  PA EDFA (Reliant Energy)                                            6.750           12/01/2036            31,637,111
----------------------------------------------------------------------------------------------------------------------------------
  13,000,000  PA EDFA (Reliant Energy)                                            6.750           12/01/2036            13,859,560
                                                                                                                   ---------------
                                                                                                                       212,912,755
----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--3.0%
  45,000,000  Central Falls, RI Detention Facility                                7.250           07/15/2035            48,497,850
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  RI Hsg. & Mtg. Finance Corp. RITES 2                                9.103 3         10/01/2022             2,166,320
----------------------------------------------------------------------------------------------------------------------------------
  51,605,000  RI Tobacco Settlement Financing Corp. (TASC)                        6.250           06/01/2042            54,535,648
----------------------------------------------------------------------------------------------------------------------------------
  17,925,000  RI Tobacco Settlement Financing Corp. (TASC), Series A              6.125           06/01/2032            18,872,695
                                                                                                                   ---------------
                                                                                                                       124,072,513
----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.4%
   1,510,000  Florence County, SC Industrial Devel.
              (Stone Container Corp.)                                             7.375           02/01/2007             1,511,782
----------------------------------------------------------------------------------------------------------------------------------
   7,810,000  Greenville County, SC School District ROLs 1,2                      8.893 3         12/01/2020             8,809,368
----------------------------------------------------------------------------------------------------------------------------------
   6,250,000  SC Connector 2000 Assoc. Toll Road, Series B                        6.550 8         01/01/2020             2,907,313
----------------------------------------------------------------------------------------------------------------------------------
   8,500,000  SC Connector 2000 Assoc. Toll Road, Series B                        6.620 8         01/01/2024             3,127,575
----------------------------------------------------------------------------------------------------------------------------------
   7,315,000  SC GO ROLs 2                                                        7.918 3         08/01/2019             8,426,734
----------------------------------------------------------------------------------------------------------------------------------
   1,785,000  SC Hsg. Finance & Devel. Authority RITES 2                          7.842 3         01/01/2023             1,881,818
----------------------------------------------------------------------------------------------------------------------------------
   2,800,000  SC Hsg. Finance & Devel. Authority ROLs 2                          11.129 3         07/01/2034             3,011,176
----------------------------------------------------------------------------------------------------------------------------------
       5,000  SC Resource Authority Local Government Program                      7.250           06/01/2020                 5,016
----------------------------------------------------------------------------------------------------------------------------------
  18,840,000  SC Tobacco Settlement Management Authority, Series B 1              6.375           05/15/2028            20,172,365
----------------------------------------------------------------------------------------------------------------------------------
   6,485,000  SC Tobacco Settlement Management Authority, Series B                6.375           05/15/2030             7,253,862
----------------------------------------------------------------------------------------------------------------------------------
     110,000  York County, SC (Hoechst Celanese Corp.)                            5.700           01/01/2024               106,459


                 36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$    290,000  York County, SC Pollution Control (Bowater)                         7.400 %         01/01/2010       $       290,484
                                                                                                                   ---------------
                                                                                                                        57,503,952
----------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.2%
   1,000,000  Lower Brule, SD Sioux Tribe, Series B                               5.500           05/01/2019               991,100
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Lower Brule, SD Sioux Tribe, Series B                               5.600           05/01/2020               993,800
----------------------------------------------------------------------------------------------------------------------------------
  36,920,000  SD Educational Enhancement Funding Corp.
              Tobacco Settlement                                                  6.500           06/01/2032            40,088,474
----------------------------------------------------------------------------------------------------------------------------------
   6,131,469  Sioux Falls, SD Economic Devel. (City Centre Hotel)                 7.000 6         11/01/2016             6,088,671
                                                                                                                   ---------------
                                                                                                                        48,162,045
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.9%
     985,000  Chattanooga, TN Health Educational & Hsg. Board
              (Campus Devel. Foundation Phase I)                                  5.500           10/01/2020               990,349
----------------------------------------------------------------------------------------------------------------------------------
   1,800,000  Chattanooga, TN Health Educational & Hsg. Board
              (Campus Devel. Foundation Phase I)                                  6.000           10/01/2035             1,842,894
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Hamilton County, TN Industrial Devel. Board (Park at 58)            6.700           03/01/2021               367,136
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  Johnson City, TN Health & Educational Facilities
              Board RITES 4                                                       0.000 3         07/01/2036             6,492,000
----------------------------------------------------------------------------------------------------------------------------------
   4,085,000  Maury County, TN Industrial Devel. Board
              (General Motors Corp.)                                              6.500           09/01/2024             3,498,394
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  Maury County, TN Industrial Devel. Board
              (General Motors Corp.)                                              7.750 6         09/01/2027             7,000,000
----------------------------------------------------------------------------------------------------------------------------------
   7,400,000  Maury County, TN Industrial Devel. Board
              (General Motors Corp.)                                              8.000 6         06/01/2027             7,400,000
----------------------------------------------------------------------------------------------------------------------------------
   4,395,000  McMinn County, TN Industrial Devel. Board
              Pollution Control (Calhoun Newsprint)                               7.625           03/01/2016             4,402,999
----------------------------------------------------------------------------------------------------------------------------------
   1,510,000  McMinn County, TN Industrial Devel. Board
              Solid Waste (Calhoun Newsprint)                                     7.400           12/01/2022             1,522,760
----------------------------------------------------------------------------------------------------------------------------------
     300,000  Memphis-Shelby County, TN Airport Authority
              (Express Airlines)                                                  6.125           12/01/2016               277,347
----------------------------------------------------------------------------------------------------------------------------------
   8,500,000  Metropolitan Knoxville, TN Airport Authority
              (Northwest Airlines) 5                                              8.000           04/01/2032             4,382,515
----------------------------------------------------------------------------------------------------------------------------------
     800,000  Shelby County, TN HE&HF
              (Cornerstone-Cameron & Stonegate) 5                                 5.900           07/01/2018               520,400
----------------------------------------------------------------------------------------------------------------------------------
     655,000  Shelby County, TN HE&HF
              (Cornerstone-Cameron & Stonegate) 5                                 6.000           07/01/2028               425,691
                                                                                                                   ---------------
                                                                                                                        39,122,485
----------------------------------------------------------------------------------------------------------------------------------
TEXAS--11.0%
  32,615,000  Alliance Airport Authority, TX (American Airlines)                  7.500           12/01/2029            28,105,650
----------------------------------------------------------------------------------------------------------------------------------
   5,685,000  Alliance Airport Authority, TX (Federal Express Corp.)              6.375           04/01/2021             5,822,236
----------------------------------------------------------------------------------------------------------------------------------
   2,150,000  Austin, TX Convention Enterprises (Convention Center)               5.750           01/01/2032             2,231,163
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Austin, TX Convention Enterprises (Convention Center)               6.000           01/01/2023             4,258,920


                 37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$    520,000  Austin, TX Convention Enterprises (Convention Center)               6.700%          01/01/2028       $       555,958
----------------------------------------------------------------------------------------------------------------------------------
     485,000  Bexar County, TX HFC (American Opportunity Hsg.)                    7.500           01/01/2013               493,434
----------------------------------------------------------------------------------------------------------------------------------
     880,000  Bexar County, TX HFC (American Opportunity Hsg.)                    8.000           01/01/2031               884,761
----------------------------------------------------------------------------------------------------------------------------------
   1,195,000  Bexar County, TX HFC (American Opportunity Hsg.)                    8.250           12/01/2037             1,218,374
----------------------------------------------------------------------------------------------------------------------------------
     970,000  Bexar County, TX HFC (American Opportunity Hsg.)                    9.250           12/01/2037               978,187
----------------------------------------------------------------------------------------------------------------------------------
   1,020,000  Bexar County, TX HFC (Doral Club)                                   8.750           10/01/2036             1,025,365
----------------------------------------------------------------------------------------------------------------------------------
     220,000  Bexar County, TX HFC (Honey Creek LLC)                              8.000           04/01/2030               222,352
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Bexar County, TX HFC (Honey Creek LLC)                              9.000           04/01/2030                49,673
----------------------------------------------------------------------------------------------------------------------------------
   1,460,000  Bexar County, TX HFC (Perrin Square)                                9.750           11/20/2031             1,536,869
----------------------------------------------------------------------------------------------------------------------------------
   3,150,000  Brazos River Authority, TX (TXU Energy Company)                     6.750           10/01/2038             3,493,287
----------------------------------------------------------------------------------------------------------------------------------
   8,025,000  Brazos River Authority, TX (TXU Energy Company)                     7.700           04/01/2033             9,404,979
----------------------------------------------------------------------------------------------------------------------------------
   3,375,000  Brazos River Authority, TX ROLs 2                                  11.505 3         05/01/2029             3,450,060
----------------------------------------------------------------------------------------------------------------------------------
  17,500,000  Cambridge, TX Student Hsg.
              (Cambridge Student Hsg. Devel.)                                     7.000           11/01/2039            17,750,775
----------------------------------------------------------------------------------------------------------------------------------
     885,000  Dallas-Fort Worth, TX International Airport Facility
              (American Airlines)                                                 6.150           05/01/2029               864,495
----------------------------------------------------------------------------------------------------------------------------------
   3,630,000  Dallas-Fort Worth, TX International Airport Facility
              (American Airlines)                                                 6.375           05/01/2035             2,699,558
----------------------------------------------------------------------------------------------------------------------------------
  19,065,000  Dallas-Fort Worth, TX International Airport Facility
              (American Airlines)                                                 7.250           11/01/2030            15,887,246
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Dallas-Fort Worth, TX International Airport Facility
              (American Airlines)                                                 8.250           11/01/2036                37,152
----------------------------------------------------------------------------------------------------------------------------------
  22,000,000  Dallas-Fort Worth, TX International Airport
              Facility Improvement Corp.                                          9.000           05/01/2029            22,090,200
----------------------------------------------------------------------------------------------------------------------------------
  45,945,000  Dallas-Fort Worth, TX International Airport
              Facility Improvement Corp.                                          9.125           05/01/2029            46,373,667
----------------------------------------------------------------------------------------------------------------------------------
   9,320,000  Dallas-Fort Worth, TX International Airport
              Facility Improvement Corp. (Learjet)                                6.150           01/01/2016             9,408,354
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  Dallas-Fort Worth, TX International Airport RITES 2                 8.562 3         11/01/2027             6,198,120
----------------------------------------------------------------------------------------------------------------------------------
   8,125,000  Dallas-Fort Worth, TX International Airport ROLs 2                 12.346 3         11/01/2033             9,957,188
----------------------------------------------------------------------------------------------------------------------------------
     450,000  Decatur, TX Hospital Authority
              (Wise Regional Health System)                                       5.625           09/01/2013               450,387
----------------------------------------------------------------------------------------------------------------------------------
   7,240,000  El Paso, TX Health Facilities Devel. Corp.
              (Bienvivir Senior Health Services)                                  7.750           08/15/2031             7,909,338
----------------------------------------------------------------------------------------------------------------------------------
   5,897,461  El Paso, TX HFC (Single Family)                                     6.180           04/01/2033             6,285,750
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Galveston County, TX HFC                                            6.200           10/01/2021                25,072
----------------------------------------------------------------------------------------------------------------------------------
   2,090,000  Galveston, TX HFC (Single Family)                                   6.300           09/15/2031             2,154,790
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Galveston, TX Special Contract (Farmers Export Company)             6.750           05/01/2007                 9,964
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Grapevine, TX IDC (Air Cargo)                                       6.500           01/01/2024             1,049,220
----------------------------------------------------------------------------------------------------------------------------------
   4,660,000  Gulf Coast, TX IDA (Citgo Petroleum Corp.)                          7.500           05/01/2025             5,273,116
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Gulf Coast, TX Waste Disposal Authority (FMC Corp.)                 7.050           10/01/2009                75,765


                 38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$  5,660,000  Gulf Coast, TX Waste Disposal Authority
              (International Paper Company)                                       6.100%          08/01/2024       $     5,987,431
----------------------------------------------------------------------------------------------------------------------------------
   5,950,000  Harris County, TX Industrial Devel. Corp.
              (Continental Airlines)                                              5.375           07/01/2019             5,011,685
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  HFDC of Central TX
              (Lutheran Social Services of the South)                             6.875           02/15/2032             2,099,860
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  HFDC of Central TX (Villa De San Antonio)                           6.250           05/15/2036             4,053,840
----------------------------------------------------------------------------------------------------------------------------------
   6,385,000  Houston, TX Airport Special Facilities
              (Continental Airlines)                                              5.700           07/15/2029             5,184,684
----------------------------------------------------------------------------------------------------------------------------------
   6,740,000  Houston, TX Airport Special Facilities
              (Continental Airlines)                                              5.700           07/15/2029             5,472,947
----------------------------------------------------------------------------------------------------------------------------------
   8,450,000  Houston, TX Airport Special Facilities
              (Continental Airlines)                                              6.125           07/15/2017             7,886,216
----------------------------------------------------------------------------------------------------------------------------------
   5,895,000  Houston, TX Airport Special Facilities
              (Continental Airlines)                                              6.125           07/15/2027             5,230,987
----------------------------------------------------------------------------------------------------------------------------------
   6,565,000  Houston, TX Airport Special Facilities
              (Continental Airlines)                                              6.125           07/15/2027             5,825,518
----------------------------------------------------------------------------------------------------------------------------------
  17,750,000  Houston, TX Airport Special Facilities
              (Continental Airlines)                                              6.750           07/01/2021            17,647,938
----------------------------------------------------------------------------------------------------------------------------------
  45,525,000  Houston, TX Airport Special Facilities
              (Continental Airlines)                                              6.750           07/01/2029            45,062,011
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Houston, TX Airport Special Facilities
              (Continental Airlines)                                              7.000           07/01/2029               100,915
----------------------------------------------------------------------------------------------------------------------------------
   1,260,000  Houston, TX Airport Special Facilities
              (Continental Airlines)                                              7.375           07/01/2022             1,295,746
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Houston, TX HFDC
              (Buckinham Senior Living Community)                                 7.000           02/15/2026             1,652,205
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Houston, TX HFDC
              (Buckinham Senior Living Community)                                 7.125           02/15/2034             5,490,800
----------------------------------------------------------------------------------------------------------------------------------
     135,000  Houston, TX IDC (Air Cargo)                                         6.375           01/01/2023               141,989
----------------------------------------------------------------------------------------------------------------------------------
   4,200,000  Hutto, TX Independent School District ROLs 2                       10.438 3         08/01/2037             4,732,140
----------------------------------------------------------------------------------------------------------------------------------
   2,200,000  IAH TX Public Facility Corp.                                        7.750           05/01/2026             2,194,918
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Lancaster, TX Independent School District GO RITES 2               11.573 3         02/15/2034             3,566,000
----------------------------------------------------------------------------------------------------------------------------------
   9,000,000  Lewisville, TX GO                                                   6.125           09/01/2029             9,866,880
----------------------------------------------------------------------------------------------------------------------------------
   1,790,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                6.000           07/01/2032             1,824,189
----------------------------------------------------------------------------------------------------------------------------------
     140,000  Matagorda County, TX Navigation District
              (Reliant Energy)                                                    5.950           05/01/2030               142,800
----------------------------------------------------------------------------------------------------------------------------------
   1,350,000  Newton County, TX Public Facility Corp. 2                           8.000           03/01/2019             1,378,526
----------------------------------------------------------------------------------------------------------------------------------
   2,250,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                7.500           11/15/2029             2,420,753
----------------------------------------------------------------------------------------------------------------------------------
   1,860,000  Nueces County, TX HFC (Dolphins Landing Apartments)                 6.875           07/01/2030             1,991,651
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Port Corpus Christi, TX Industrial Devel. Corp.
              (Citgo Petroleum Corp.)                                             8.250           11/01/2031                79,053
----------------------------------------------------------------------------------------------------------------------------------
   5,905,000  Port of Bay City, TX (Hoechst Celanese Corp.)                       6.500           05/01/2026             5,984,127


                 39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$ 15,000,000  Port of Corpus Christi, TX Authority (CNA Holdings)                 6.700%          11/01/2030       $    15,971,850
----------------------------------------------------------------------------------------------------------------------------------
      15,000  San Antonio, TX Convention Center Hotel Finance Corp.
              (Empowerment Zone)                                                  5.000           07/15/2039                15,216
----------------------------------------------------------------------------------------------------------------------------------
  11,250,000  San Antonio, TX Convention Center Hotel
              Finance Corp. ROLs 1,2                                             10.318 3         07/15/2034            11,978,100
----------------------------------------------------------------------------------------------------------------------------------
  10,565,000  San Antonio, TX Convention Center Hotel
              Finance Corp. ROLs 1,2                                             10.318 3         07/15/2039            11,174,812
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  San Antonio, TX HFC (Midcrowne Senior Apartments) 4                 5.150           06/20/2047             7,000,000
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Southeast TX HFC (Forest View Apartments) 5                         8.750           11/01/2023                33,771
----------------------------------------------------------------------------------------------------------------------------------
   1,600,000  Travis County, TX Health Facilities Devel. Corp.
              (Querencia Barton Creek)                                            5.650           11/15/2035             1,569,552
----------------------------------------------------------------------------------------------------------------------------------
   8,400,000  Trinity, TX River Authority (General Motors Corp.)                  7.875 6         04/01/2009             8,400,000
----------------------------------------------------------------------------------------------------------------------------------
   2,320,000  TX Affordable Hsg. Corp. (American Hsg. Foundation) 5               8.000           03/01/2032               348,882
----------------------------------------------------------------------------------------------------------------------------------
   2,965,000  TX Affordable Hsg. Corp.
              (Ashton Place & Woodstock Apartments)                               6.300           08/01/2033             2,296,007
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  TX Department of Hsg. & Community Affairs RITES 2                   8.562 3         07/01/2034            10,335,600
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  TX GO RITES 2                                                      13.034 3         12/01/2028             2,930,800
----------------------------------------------------------------------------------------------------------------------------------
   1,525,000  TX Panhandle HFA (Amarillo Affordable Hsg.)                         6.625           03/01/2020             1,575,615
----------------------------------------------------------------------------------------------------------------------------------
   2,065,000  TX Panhandle HFA (Amarillo Affordable Hsg.)                         6.750           03/01/2031             2,130,646
----------------------------------------------------------------------------------------------------------------------------------
      50,000  TX Student Hsg. Corp. (University of North Texas)                   6.000           07/01/2011                48,242
----------------------------------------------------------------------------------------------------------------------------------
      60,000  TX Student Hsg. Corp. (University of North Texas)                   6.750           07/01/2021                56,105
----------------------------------------------------------------------------------------------------------------------------------
     200,000  TX Student Hsg. Corp. (University of North Texas)                   6.850           07/01/2031               183,106
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  TX Turnpike Authority ROLs 2                                       10.438 3         08/15/2042             4,316,880
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  TX Veterans Hsg. Assistance RITES 2                                11.434 3         06/01/2029             3,395,100
                                                                                                                   ---------------
                                                                                                                       454,317,518
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--2.4%
   1,200,000  Guam EDA (Royal Socio Apartments) 5                                 9.500           11/01/2018               596,376
----------------------------------------------------------------------------------------------------------------------------------
   9,500,000  Northern Mariana Islands, Series A                                  6.750           10/01/2033            10,360,890
----------------------------------------------------------------------------------------------------------------------------------
 564,000,000  Puerto Rico Children's Trust Fund (TASC)                            6.300 8         05/15/2050            35,735,040
----------------------------------------------------------------------------------------------------------------------------------
 745,000,000  Puerto Rico Children's Trust Fund (TASC)                            7.010 8         05/15/2055            25,300,200
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Puerto Rico ITEMECF (Mennonite General Hospital)                    6.500           07/01/2012                75,493
----------------------------------------------------------------------------------------------------------------------------------
  19,430,000  Puerto Rico Port Authority (American Airlines), Series A 1          6.250           06/01/2026            15,230,594
----------------------------------------------------------------------------------------------------------------------------------
   6,600,000  Puerto Rico Port Authority (American Airlines), Series A            6.300           06/01/2023             5,295,378
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Puerto Rico Public Finance Corp. ROLs 2,7                          27.853 3         08/01/2027             5,655,900
                                                                                                                   ---------------
                                                                                                                        98,249,871
----------------------------------------------------------------------------------------------------------------------------------
UTAH--0.2%
     650,000  Carbon County, UT Solid Waste Disposal
              (Allied Waste Industries)                                           7.450           07/01/2017               685,490
----------------------------------------------------------------------------------------------------------------------------------
   2,085,000  Carbon County, UT Solid Waste Disposal
              (Allied Waste Industries)                                           7.500           02/01/2010             2,121,779


                 40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
UTAH Continued
$  3,735,000  UT HFA (Colonial Pointe Apartments)                                 6.750%          07/20/2036       $     3,869,385
----------------------------------------------------------------------------------------------------------------------------------
   1,975,000  UT HFA (RHA Community Service of Utah)                              6.875           07/01/2027             1,997,041
                                                                                                                   ---------------
                                                                                                                         8,673,695
----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--2.6%
   2,275,000  Bedford County, VA IDA (Georgia-Pacific Corp.)                      6.550           12/01/2025             2,341,476
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Fairfax County, VA Redevel. & Hsg. Authority
              (Burke Shire Commons)                                               7.600           10/01/2036             3,189,810
----------------------------------------------------------------------------------------------------------------------------------
      90,000  Giles County, VA IDA (Hoechst Celanese Corp.)                       5.950           12/01/2025                90,611
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Giles County, VA IDA (Hoechst Celanese Corp.)                       6.450           05/01/2026            10,210,800
----------------------------------------------------------------------------------------------------------------------------------
   7,915,000  Giles County, VA IDA (Hoechst Celanese Corp.)                       6.625           12/01/2022             7,938,982
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  Halifax County, VA IDA RITES 2                                     10.968 3         06/01/2028             2,345,280
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Loundoun County, VA IDA
              (Dulles Airport Marriott Hotel)                                     7.125           09/01/2015                35,723
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  Norfolk, VA Redevel. & Hsg. Authority
              (First Mtg.-Retirement Community)                                   6.125           01/01/2035             1,238,232
----------------------------------------------------------------------------------------------------------------------------------
  10,500,000  Pittsylvania County, VA IDA (Multitrade of Pittsylvania)            7.500           01/01/2014            10,719,765
----------------------------------------------------------------------------------------------------------------------------------
   7,350,000  Pittsylvania County, VA IDA (Multitrade of Pittsylvania)            7.550           01/01/2019             7,498,617
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                     5.250           08/15/2008             3,087,450
----------------------------------------------------------------------------------------------------------------------------------
   5,510,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road) 1                                   5.500           08/15/2028             5,673,647
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                     5.900 8         08/15/2025             3,297,100
----------------------------------------------------------------------------------------------------------------------------------
     485,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                     5.910 8         08/15/2017               241,365
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                     5.950 8         08/15/2023               371,370
----------------------------------------------------------------------------------------------------------------------------------
  26,500,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                     5.960 8         08/15/2024             9,258,305
----------------------------------------------------------------------------------------------------------------------------------
  48,400,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road) 1                                   6.130 8         08/15/2034             9,312,160
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                     6.200 8         08/15/2015                59,702
----------------------------------------------------------------------------------------------------------------------------------
     865,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                     6.290 8         08/15/2016               486,779
----------------------------------------------------------------------------------------------------------------------------------
     125,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                     6.750 8         08/15/2019                58,719
----------------------------------------------------------------------------------------------------------------------------------
     825,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                     6.770 8         08/15/2030               202,645
----------------------------------------------------------------------------------------------------------------------------------
   2,250,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                     7.000 8         08/15/2007             2,050,043


                 41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$  4,050,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                     7.380% 8        08/15/2012       $     2,879,550
----------------------------------------------------------------------------------------------------------------------------------
   1,125,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                    11.900 8         08/15/2018               527,018
----------------------------------------------------------------------------------------------------------------------------------
   1,845,000  Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                                    11.900 8         08/15/2019               813,590
----------------------------------------------------------------------------------------------------------------------------------
  20,000,000  VA Tobacco Settlement Authority (TASC)                              5.625           06/01/2037            20,346,800
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  West Point, VA IDA (Chesapeake Corp.)                               6.375           03/01/2019             2,511,900
                                                                                                                   ---------------
                                                                                                                       106,787,439
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.3%
   3,000,000  Chelan County, WA Public Utility District RITES 2                  10.837 3         01/01/2036             3,901,140
----------------------------------------------------------------------------------------------------------------------------------
   3,500,000  Grant County, WA Public Utility District RITES 2                    8.607 3         01/01/2022             3,677,240
----------------------------------------------------------------------------------------------------------------------------------
     500,000  King County, WA Hsg. Authority
              (Southwood Square Apartments)                                       6.200           10/01/2031               511,695
----------------------------------------------------------------------------------------------------------------------------------
   2,455,000  Port Camas, WA Public Industrial Corp.
              (James River Corp. of VA)                                           6.700           04/01/2023             2,457,111
----------------------------------------------------------------------------------------------------------------------------------
   1,600,000  Port Seattle, WA Special Facility (Northwest Airlines) 5            7.125           04/01/2020             1,095,536
----------------------------------------------------------------------------------------------------------------------------------
  24,900,000  Port Seattle, WA Special Facility (Northwest Airlines) 5            7.250           04/01/2030            17,045,793
----------------------------------------------------------------------------------------------------------------------------------
   1,099,000  Seattle, WA Hsg. Authority (Kin on Health Care Center)              7.400           11/20/2036             1,174,743
----------------------------------------------------------------------------------------------------------------------------------
   1,675,000  Snohomish County, WA Hsg. Authority
              (Whispering Pines Apartments)                                       5.600           09/01/2025             1,662,119
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Snohomish County, WA Hsg. Authority
              (Whispering Pines Apartments)                                       5.750           09/01/2030             1,239,375
----------------------------------------------------------------------------------------------------------------------------------
   4,680,000  WA Tobacco Settlement Authority (TASC)                              6.500           06/01/2026             5,110,654
----------------------------------------------------------------------------------------------------------------------------------
  13,955,000  WA Tobacco Settlement Authority (TASC)                              6.625           06/01/2032            15,309,333
                                                                                                                   ---------------
                                                                                                                        53,184,739
----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.6%
  14,000,000  Braxton County, WV Solid Waste Disposal
              (Weyerhaeuser Company)                                              5.800           06/01/2027            14,375,480
----------------------------------------------------------------------------------------------------------------------------------
   5,425,000  Braxton County, WV Solid Waste Disposal ROLs                       11.900 3         05/01/2025             5,437,369
----------------------------------------------------------------------------------------------------------------------------------
      15,000  WV Hospital Finance Authority
              (Charleston Area Medical Center)                                    7.250           10/01/2014                15,039
----------------------------------------------------------------------------------------------------------------------------------
   5,110,000  WV Hsg. Devel. Fund RITES 2                                        10.010 3         11/01/2032             5,384,407
                                                                                                                   ---------------
                                                                                                                        25,212,295
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--2.2%
      15,000  Badger, WI Tobacco Asset Securitization Corp.                       6.125           06/01/2027                15,901
----------------------------------------------------------------------------------------------------------------------------------
  40,935,000  Badger, WI Tobacco Asset Securitization Corp.                       6.375           06/01/2032            43,874,542
----------------------------------------------------------------------------------------------------------------------------------
   4,450,000  Janesville, WI Pollution Control (General Motors Corp.)             5.550           04/01/2009             4,072,017
----------------------------------------------------------------------------------------------------------------------------------
   6,510,000  Kaukauna, WI Environmental Improvement
              (International Paper Company)                                       5.250           06/01/2029             6,427,583


                 42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                     COUPON             MATURITY            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN Continued
 $    15,000  Madison, WI Community Devel. Authority
              (Ecumenical Hsg. Corp.)                                             6.500%          04/01/2024       $        14,998
-----------------------------------------------------------------------------------------------------------------------------------
     600,000  Milwaukee, WI (Aero Milwaukee)                                      6.500           01/01/2025               631,284
-----------------------------------------------------------------------------------------------------------------------------------
   1,350,000  Milwaukee, WI (Air Cargo)                                           7.500           01/01/2025             1,384,169
-----------------------------------------------------------------------------------------------------------------------------------
     165,000  New Berlin, WI Hsg. Authority (Pinewood Creek)                      6.800           11/01/2012               169,736
-----------------------------------------------------------------------------------------------------------------------------------
     160,000  New Berlin, WI Hsg. Authority (Pinewood Creek)                      6.850           05/01/2013               164,592
-----------------------------------------------------------------------------------------------------------------------------------
   1,595,000  New Berlin, WI Hsg. Authority (Pinewood Creek)                      7.125           05/01/2024             1,636,789
-----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  Sokaogon, WI Chippewa Community (Gaming)                            7.000           01/01/2026             1,750,788
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Sokaogon, WI Chippewa Community (Gaming)                            8.250           01/01/2017             1,999,200
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  WI H&EFA (Eastcastle Place)                                         6.125           12/01/2034             1,019,750
-----------------------------------------------------------------------------------------------------------------------------------
   4,400,000  WI H&EFA (Hess Memorial Hospital Assoc.)                            7.750           11/01/2015             4,505,424
-----------------------------------------------------------------------------------------------------------------------------------
   6,185,000  WI H&EFA (National Regency of New Berlin)                           8.000           08/15/2025             6,318,843
-----------------------------------------------------------------------------------------------------------------------------------
      25,000  WI H&EFA (Reedburg Area Medical Center)                             6.750           06/01/2017                24,841
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  WI H&EFA RITES 2                                                    9.572 3         02/15/2032             2,351,560
-----------------------------------------------------------------------------------------------------------------------------------
   3,580,000  WI Hsg. & Economic Devel. Authority RITES 2                        11.484 3         09/01/2024             3,849,789
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  WI Hsg. & Economic Devel. Authority ROLs 2                          9.811 3         03/01/2036             2,309,350
-----------------------------------------------------------------------------------------------------------------------------------
   4,875,000  WI Hsg. & Economic Devel. Authority ROLs 2                          9.811 3         03/01/2036             4,503,233
-----------------------------------------------------------------------------------------------------------------------------------
   4,570,000  WI Hsg. & Economic Devel. Authority ROLs 2                         10.115 3         03/01/2024             4,686,626
-----------------------------------------------------------------------------------------------------------------------------------
     250,000  WI Lac Courte Oreilles Band of Lake Superior
               Chippewa Indians                                                   8.000           12/01/2018               250,146
                                                                                                                   ----------------
                                                                                                                        91,961,161

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $3,979,444,752)--100.5%                                                           4,150,532,642
-----------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(0.5)                                                                          (20,534,776)
                                                                                                                   ----------------
 NET ASSETS--100.0%                                                                                                $ 4,129,997,866
                                                                                                                   ================


                 43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security has been segregated for collateral to cover borrowings. See Note 6 of Notes to Financial Statements.

2. Illiquid security. The aggregate value of illiquid securities as of January 31, 2006 was $380,158,449, which represents 9.20% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

4. When-issued security or forward commitment to be delivered and settled after January 31, 2006. See Note 1 of Notes to Financial Statements.

5. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

6. Represents the current interest rate for a variable or increasing rate security.

7. Security is subject to a shortfall and forebearance agreement. See Note 1 of Notes to Financial Statements.

8. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA         Atlanta Development Authority
CAU         Clark Atlanta University
CCRC        Continuing Care Retirement Community
CDA         Communities Development Authority
COP         Certificates of Participation
DA          Dormitory Authority
DRIVERS     Derivative Inverse Tax Exempt Receipts
EDA         Economic Development Authority
EDC         Economic Development Corp.
EDFA        Economic Development Finance Authority
EF&CD       Environmental Facilities and Community Development
GO          General Obligation
H&EFA       Health and Educational Facilities Authority
HDA         Hospital Development Authority
HDC         Housing Development Corp.
HE&H        Higher Educational and Health
HE&HF       Higher Educational and Housing Facilities
HFA         Housing Finance Agency/Authority
HFC         Housing Finance Corp.
HFDC        Health Facilities Development Corp.
HJDOI       Hospital for Joint Diseases Orthopedic Institute
IDA         Industrial Development Agency
IDC         Industrial Development Corp.
IF&PCFA     Industrial Facilities and Pollution Control Financing Authority
IRS         Inverse Rate Security
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
JFK         John Fitzgerald Kennedy
MSH/NYU     Mount Sinai Hospital/New York University
NYC         New York City
NYS         New York State
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
Res Rec     Resource Recovery Facility
TASC        Tobacco Settlement Asset-Backed Bonds


                 44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  January 31, 2006
--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                     VALUE      PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                         $1,022,576,867         24.6%
Airlines                                               650,630,289         15.7
Electric Utilities                                     291,813,664          7.0
Multifamily Housing                                    240,425,105          5.8
Hospital/Health Care                                   192,326,626          4.6
Manufacturing, Durable Goods                           163,994,040          4.0
Special Assessment                                     162,425,755          3.9
Hotels, Restaurants & Leisure                          156,806,428          3.8
Single Family Housing                                  137,846,043          3.3
Paper, Containers & Packaging                          127,492,476          3.1
Adult Living Facilities                                123,512,036          3.0
Resource Recovery                                      121,989,830          2.9
Marine/Aviation Facilities                             119,399,424          2.9
Special Tax                                             89,294,435          2.2
Manufacturing, Non-Durable Goods                        85,407,503          2.1
General Obligation                                      67,625,813          1.6
Not-for-Profit Organization                             62,819,260          1.5
Higher Education                                        57,236,007          1.4
Sales Tax Revenue                                       53,852,074          1.3
Highways/Railways                                       48,671,211          1.2
Gas Utilities                                           47,877,393          1.2
Education                                               36,947,321          0.9
Pollution Control                                       32,773,027          0.8
Sports Facility Revenue                                 18,027,848          0.4
Water Utilities                                         10,774,540          0.2
Municipal Leases                                        10,637,212          0.2
Sewer Utilities                                          9,226,642          0.2
Parking Fee Revenue                                      5,273,810          0.1
Student Loans                                            2,849,963          0.1
                                                    ----------------------------
Total                                               $4,150,532,642        100.0%
                                                    ============================


                45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS   JANUARY 31, 2006
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                         8.9%
AA                                                                          3.1
A                                                                           1.3
BBB                                                                        31.8
BB                                                                          6.0
B                                                                          16.1
CCC                                                                         2.9
C                                                                           2.2
Not Rated                                                                  27.7
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

January 31, 2006
--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $3,979,444,752)--see accompanying statement of investments  $ 4,150,532,642
--------------------------------------------------------------------------------------------------------
Cash                                                                                          2,099,213
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                     55,941,341
Shares of beneficial interest sold                                                           33,905,005
Investments sold                                                                             10,432,701
Other                                                                                            52,446
                                                                                        ----------------
Total assets                                                                              4,252,963,348

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                           68,900,000
Investments purchased (including $22,795,187 purchased on a when-issued basis
or forward commitment)                                                                       39,421,256
Shares of beneficial interest redeemed                                                        8,993,838
Dividends                                                                                     4,422,508
Distribution and service plan fees                                                              512,076
Interest expense                                                                                223,834
Trustees' compensation                                                                          161,924
Transfer and shareholder servicing agent fees                                                   156,067
Shareholder communications                                                                       57,123
Other                                                                                           116,856
                                                                                        ----------------
Total liabilities                                                                           122,965,482

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 4,129,997,866
                                                                                        ================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $ 3,977,399,157
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             4,814,976
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                (23,304,157)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  171,087,890
                                                                                        ----------------
NET ASSETS                                                                              $ 4,129,997,866
                                                                                        ================


                 47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,583,966,668 and 209,834,768 shares of beneficial interest outstanding)         $12.31
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                          $12.92
----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $528,790,977
and 42,839,222 shares of beneficial interest outstanding)                         $12.34
----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$1,017,240,221 and 82,738,870 shares of beneficial interest outstanding)          $12.29

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 122,640,941
--------------------------------------------------------------------------------
Other income                                                                451
                                                                  --------------
Total investment income                                             122,641,392

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       7,553,950
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,818,962
Class B                                                               2,375,240
Class C                                                               4,263,818
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 511,974
Class B                                                                 178,543
Class C                                                                 259,917
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  33,994
Class B                                                                  26,987
Class C                                                                  19,334
--------------------------------------------------------------------------------
Interest expense                                                      2,227,679
--------------------------------------------------------------------------------
Trustees' compensation                                                  111,467
--------------------------------------------------------------------------------
Custodian fees and expenses                                              65,098
--------------------------------------------------------------------------------
Other                                                                   383,950
                                                                  --------------
Total expenses                                                       19,830,913

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               102,810,479

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                    (16,421,611)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments               (102,649,680)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ (16,260,812)
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS              YEAR
                                                                                       ENDED             ENDED
                                                                            JANUARY 31, 2006          JULY 31,
                                                                                 (UNAUDITED)              2005
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                        $   102,810,479   $   139,800,688
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                         (16,421,611)       16,330,226
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                           (102,649,680)      270,282,535
                                                                             ---------------------------------
Net increase (decrease) in net assets resulting from operations                  (16,260,812)      426,413,449

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (64,755,504)      (89,316,259)
Class B                                                                          (11,908,021)      (24,198,317)
Class C                                                                          (21,465,352)      (28,160,685)
--------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (1,931,995)               --
Class B                                                                             (414,967)               --
Class C                                                                             (765,045)               --

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          348,338,938     1,407,359,926
Class B                                                                           16,610,922       166,634,889
Class C                                                                          176,393,721       541,739,166

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                   423,841,885     2,400,472,169
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                            3,706,155,981     1,305,683,812
                                                                             ---------------------------------
End of period (including accumulated net investment income
of $4,814,976 and $133,374, respectively)                                    $ 4,129,997,866   $ 3,706,155,981
                                                                             =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                           YEAR
                                                   ENDED                                                          ENDED
                                        JANUARY 31, 2006                                                       JULY 31,
CLASS A                                      (UNAUDITED)          2005        2004        2003        2002         2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    12.69       $ 11.13    $  10.64    $  11.28    $  11.25      $ 10.76
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .34 1         .78 1       .85         .92         .71          .58
Net realized and unrealized gain (loss)             (.38)         1.59         .50        (.67)        .03          .48
                                              ----------------------------------------------------------------------------
Total from investment operations                    (.04)         2.37        1.35         .25         .74         1.06
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.33)         (.81)       (.86)       (.89)       (.71)        (.57)
Distributions from net realized gain                (.01)           --          --          --          --            --
                                              ----------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                     (.34)         (.81)       (.86)       (.89)       (.71)        (.57)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    12.31        $12.69    $  11.13    $  10.64    $  11.28      $ 11.25
                                              ============================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                (0.28)%        21.97%      12.78%       2.36%       6.89%       10.03%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $2,583,967    $2,309,856    $731,565    $306,857    $193,452      $38,827
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $2,426,670    $1,366,113    $506,440    $252,496    $ 73,877      $36,900
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               5.53%         6.46%       7.54%       8.44%       6.61%        5.21%
Total expenses                                      0.72%         0.69%       0.80%       1.04%       1.06%        0.87%
Expenses after payments and waivers and
reduction to custodian expenses                     0.72%         0.69%       0.80%       1.04%       0.89% 4      0.78% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               36%           22%         44%         57%        127%          37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                           YEAR
                                                   ENDED                                                          ENDED
                                        JANUARY 31, 2006                                                       JULY 31,
CLASS B                                      (UNAUDITED)          2005        2004        2003        2002         2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    12.72      $  11.15      $ 10.66     $ 11.30    $ 11.27      $ 10.78
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .30 1         .70 1        .77         .83        .63          .49
Net realized and unrealized gain (loss)             (.39)         1.59          .49        (.66)       .02          .48
                                              ----------------------------------------------------------------------------
Total from investment operations                    (.09)         2.29         1.26         .17        .65          .97
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.28)         (.72)        (.77)       (.81)      (.62)        (.48)
Distributions from net realized gain                (.01)           --           --          --         --           --
                                              ----------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                     (.29)         (.72)        (.77)       (.81)      (.62)        (.48)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $12.34        $12.72       $11.15      $10.66     $11.30       $11.27
                                              ============================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 (0.68)%       21.09%       11.89%       1.57%      6.07%        9.19%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $  528,791      $528,192     $308,778    $188,645    $90,547      $20,279
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $  523,602      $410,031     $256,425    $141,819    $36,100      $18,445
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               4.76%         5.80%        6.80%       7.67%      5.85%        4.45%
Total expenses                                      1.51%         1.48%        1.56%       1.81%      1.80%        1.62%
Expenses after payments and waivers and
reduction to custodian expenses                     1.51%         1.48%        1.56%       1.81%      1.63% 4      1.53% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               36%           22%          44%         57%       127%          37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

                                              SIX MONTHS                                                           YEAR
                                                   ENDED                                                          ENDED
                                        JANUARY 31, 2006                                                       JULY 31,
CLASS C                                      (UNAUDITED)          2005        2004        2003        2002         2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    12.67    $    11.11    $  10.63    $  11.27    $  11.24      $ 10.75
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .29 1         .68 1       .76         .83         .61          .50
Net realized and unrealized gain (loss)             (.38)         1.60         .49        (.66)        .04          .48
                                              ----------------------------------------------------------------------------
Total from investment operations                    (.09)         2.28        1.25         .17         .65          .98
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.28)         (.72)       (.77)       (.81)       (.62)        (.49)
Distributions from net realized gain                (.01)           --          --          --          --           --
                                              ----------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                     (.29)         (.72)       (.77)       (.81)       (.62)        (.49)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    12.29    $    12.67    $  11.11    $  10.63    $  11.27      $ 11.24
                                              ============================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 (0.67)%       21.08%      11.83%       1.59%       6.09%        9.22%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $1,017,240    $  868,108    $265,340    $111,710     $49,248      $ 3,410
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $  940,626    $  488,562    $193,845    $ 85,483     $13,453      $ 2,552
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               4.77%         5.68%       6.76%       7.68%       5.88%        4.45%
Total expenses                                      1.49%         1.46%       1.56%       1.80%       1.80%        1.62%
Expenses after payments and waivers and
reduction to custodian expenses                     1.49%         1.46%       1.56%       1.80%       1.63% 4      1.53% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               36%           22%         44%         57%        127%          37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester National Municipals (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose val-


                 54 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS ues have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2006, the Fund had purchased $22,795,187 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 35% of its total assets in inverse floaters. Inverse floaters amount to $393,769,000 as of January 31, 2006, which represents 9.26% of the Fund's total assets.

      The Fund has entered into so-called shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, absent such an interest and forbearance agreement, the Fund would not be required to make such a reimbursement.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-


                 55 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2006, securities with an aggregate market value of $171,915,704, representing 4.16% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $20,008,130 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2006, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended July 31, 2005, the Fund utilized $16,514,248 of capital loss carryforward to offset realized capital gains.

    As of July 31, 2005, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

              EXPIRING
              ----------------------
              2012        $3,586,519

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2006, the Fund's projected benefit obligations were increased by $65,811 and payments of $14,862 were made to retired trustees, resulting in an accumulated liability of $118,554 as of January 31, 2006.


                 56 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assump-


                 57 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES CONTINUED

tions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                              SIX MONTHS ENDED JANUARY 31, 2006           YEAR ENDED JULY 31, 2005
                                     SHARES              AMOUNT         SHARES              AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                             65,908,384       $ 813,370,539    133,239,665      $1,612,797,528
Dividends and/or
distributions reinvested          2,765,021          33,953,068      3,545,591          42,823,965
Redeemed                        (40,839,183)       (498,984,669)   (20,526,179)       (248,261,567)
                                -------------------------------------------------------------------
Net increase                     27,834,222       $ 348,338,938    116,259,077      $1,407,359,926
                                ===================================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                              4,865,975       $  60,214,685     17,084,575      $  205,710,784
Dividends and/or
distributions reinvested            434,745           5,352,265        820,743           9,875,104
Redeemed                         (3,983,411)        (48,956,028)    (4,071,776)        (48,950,999)
                                -------------------------------------------------------------------
Net increase                      1,317,309       $  16,610,922     13,833,542      $  166,634,889
                                ===================================================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                             22,712,606       $ 279,904,498     47,841,160      $  580,425,334
Dividends and/or
distributions reinvested            842,854          10,333,390      1,061,481          12,801,896
Redeemed                         (9,324,539)       (113,844,167)    (4,272,766)        (51,488,064)
                                -------------------------------------------------------------------
Net increase                     14,230,921       $ 176,393,721     44,629,875      $  541,739,166
                                ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2006, were as follows:

                                           PURCHASES                       SALES
--------------------------------------------------------------------------------
Investment securities                 $1,146,368,810              $1,141,815,113

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.


                 58 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2006, the Fund paid $921,568 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B and Class C shares were $16,910,556 and $10,764,063, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                 59 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                         CLASS A        CLASS B          CLASS C
                         CLASS A      CONTINGENT     CONTINGENT       CONTINGENT
                       FRONT-END        DEFERRED       DEFERRED         DEFERRED
                   SALES CHARGES   SALES CHARGES  SALES CHARGES    SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY    RETAINED BY      RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2006      $1,803,253         $36,105       $773,478         $266,558

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.4016% as of January 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six months ended January 31, 2006, the average daily loan balance was $111,470,652 at an average daily interest rate of 3.912%. The Fund had borrowings outstanding of $68,900,000 at January 31, 2006 at an interest rate of 4.4016%. The Fund had gross borrowings and gross loan repayments of $907,800,000 and $856,000,000, respectively, during the six months ended January 31, 2006. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2006


                 60 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS was $263,800,000. The Fund paid $247,961 in fees and $2,159,203 in interest during the six months ended January 31, 2006.

--------------------------------------------------------------------------------
7. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds including the Fund, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 61 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

REPORT OF SHAREHOLDER MEETING Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a shareholder meeting of the Oppenheimer Multi-State Municipal Trust (Oppenheimer New Jersey Municipal Fund, Oppenheimer Pennsylvania Municipal Fund and Oppenheimer Rochester National Municipals) was held at which the eleven Trustees identified below were elected to all three Funds (Proposal No. 1). The meeting on August 17, 2005 was adjourned until September 16, 2005 for Proposal 2. At the meeting on September 16, 2005, the sub-proposals in (Proposal No. 2) were approved as described in the Funds' proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1
NOMINEE                                   FOR        WITHHELD             TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink               175,667,885.732   2,649,816.086   178,317,701.818
Robert G. Galli               175,575,987.694   2,741,714.124   178,317,701.818
Phillip A. Griffiths          175,696,592.906   2,621,108.912   178,317,701.818
Mary F. Miller                175,661,836.535   2,655,865.283   178,317,701.818
Joel W. Motley                175,728,376.905   2,589,324.913   178,317,701.818
John V. Murphy                175,688,849.988   2,628,851.830   178,317,701.818
Kenneth A. Randall            175,563,282.546   2,754,419.272   178,317,701.818
Russell S. Reynolds, Jr.      175,548,818.946   2,768,882.872   178,317,701.818
Joseph M. Wikler              175,760,575.604   2,557,126.214   178,317,701.818
Peter I. Wold                 175,738,187.053   2,579,514.765   178,317,701.818
Clayton K. Yeutter            175,596,113.306   2,721,588.512   178,317,701.818

--------------------------------------------------------------------------------------------------------
PROPOSAL NO. 2
                                                                                BROKER
             FOR               AGAINST                  ABSTAIN              NON-VOTES             TOTAL
--------------------------------------------------------------------------------------------------------
2C: Proposal to change the policy on Diversification of Investments
93,171,248.661           3,399,519.752            4,590,169.896         28,710,700.000   129,871,674.309
2G: Proposal to change the policy on Investing in Other Investment Companies
91,365,925.678           5,016,399.551            4,778,650.080         28,710,700.000   129,871,674.309
2H: Proposal to change the policy on Lending
91,474,917.929           4,754,319.135            4,931,737.245         28,710,700.000   129,871,674.309
2K: Proposal to change the policy on Real Estate and Commodities
92,004,252.016           4,334,154.150            4,822,568.143         28,710,700.000   129,871,674.309
2L: Proposal to change the policy on Senior Securities
92,878,688.092           3,515,971.364            4,766,314.853         28,710,700.000   129,871,674.309


                 62 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 63 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                 64 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. Mr. Fielding has had over 28 years of experience managing tax exempt and fixed income investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other high yield municipal debt funds advised by the Manager and other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other high yield municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were all lower than its peer group average.


                 65 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. The Board also considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                 66 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS




ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust, consisting of: Oppenheimer New Jersey Municipal Fund, Oppenheimer Pennsylvania Municipal Fund, and Oppenheimer Rochester National Municipals


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006